UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)   (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments

The Lazard Funds, Inc. Portfolios of Investments March 31, 2015 (unaudited)

Description	Shares	Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 87.3%
Alcohol & Tobacco | 2.7%
Molson Coors Brewing Co., Class B	172,612	$12,850,964
Commercial Services | 2.5%
Blackhawk Network Holdings, Inc. (a)	292,575	10,465,408
Blackhawk Network Holdings, Inc., Class B (a)	32,200	1,144,710
		11,610,118
Food & Beverages | 9.7%
Kellogg Co.	369,650	24,378,417
Sysco Corp.	560,835	21,160,305
		45,538,722
Leisure & Entertainment | 17.8%
Houghton Mifflin Harcourt Co. (a)	1,122,912	26,365,974
Norwegian Cruise Line Holdings, Ltd. (a)	357,090	19,286,431
The Madison Square Garden Co., Class A (a)	173,835	14,715,133
Viacom, Inc., Class B	340,975	23,288,592
		83,656,130
Medical Products | 7.0%
Baxter International, Inc.	317,515	21,749,778
Bruker Corp. (a)	600,790	11,096,591
		32,846,369
Pharmaceutical & Biotechnology | 12.8%
Pfizer, Inc.	934,867	32,524,023
Zoetis, Inc.	594,811	27,533,801
		60,057,824
Retail | 10.7%
Advance Auto Parts, Inc.	307,067	45,964,859
J.C. Penney Co., Inc. (a)	477,605	4,016,658
		49,981,517
Semiconductors & Components | 4.2%
Xerox Corp.	1,536,280	19,741,198
Technology Hardware | 19.9%
Apple, Inc.	172,782	21,499,264
Cisco Systems, Inc.	803,000	22,102,575
EMC Corp.	1,055,105	26,968,484
International Business Machines Corp.	142,830	22,924,215
		93,494,538
Total Common Stocks (Identified cost $361,946,428)		409,777,380
Short-Term Investment | 13.2%
State Street Institutional Treasury Money Market Fund (Identified cost $62,026,840)	62,026,840	62,026,840

Description	Value
Total Investments | 100.5% (Identified cost $423,973,268) (b)	$471,804,220
Liabilities in Excess of Cash and Other Assets | (0.5)%	(2,418,008)
Net Assets | 100.0%	$469,386,212

Description	Shares	Value
Lazard US Strategic Equity Portfolio
Common Stocks | 97.9%
Alcohol & Tobacco | 1.6%
Molson Coors Brewing Co., Class B	29,150	$2,170,218
Banking | 1.6%
Comerica, Inc.	49,500	2,233,935
Cable Television | 1.0%
Comcast Corp., Class A	24,850	1,393,215
Chemicals | 1.6%
Eastman Chemical Co.	31,530	2,183,768
Commercial Services | 4.6%
Corrections Corp. of America	67,310	2,709,901
ServiceMaster Global Holdings, Inc.	37,175	1,254,656
The ADT Corp.	19,900	826,248
Tyco International PLC	34,200	1,472,652
		6,263,457
Energy Exploration & Production | 5.4%
Anadarko Petroleum Corp.	19,000	1,573,390
Apache Corp.	28,175	1,699,798
Devon Energy Corp.	42,250	2,548,097
EOG Resources, Inc.	16,000	1,467,040
		7,288,325
Energy Integrated | 0.9%
Consol Energy, Inc.	45,100	1,257,839
Energy Services | 1.2%
Dril-Quip, Inc. (a)	23,500	1,607,165
Financial Services | 11.3%
Ally Financial, Inc. (a)	64,675	1,356,881
American Express Co.	26,200	2,046,744
CBOE Holdings, Inc.	31,000	1,779,555
Citigroup, Inc.	56,225	2,896,712
Intercontinental Exchange, Inc.	13,225	3,084,996
Morgan Stanley	38,400	1,370,496
Springleaf Holdings, Inc. (a)	10,500	543,585
State Street Corp.	9,300	683,829
Visa, Inc., Class A	25,120	1,643,099
		15,405,897
Food & Beverages | 3.9%
Kellogg Co.	32,600	2,149,970
Sysco Corp.	83,115	3,135,929
		5,285,899
Forest & Paper Products | 1.5%
International Paper Co.	35,700	1,980,993
Insurance | 4.5%
Aon PLC	16,600	1,595,592

Description	Shares	Value
The Hartford Financial Services Group, Inc.	57,925	$2,422,423
Voya Financial, Inc.	49,000	2,112,390
		6,130,405
Leisure & Entertainment | 9.1%
Houghton Mifflin Harcourt Co. (a)	60,090	1,410,913
McDonald’s Corp.	14,100	1,373,904
Norwegian Cruise Line Holdings, Ltd. (a)	53,125	2,869,282
The Madison Square Garden Co., Class A (a)	18,825	1,593,536
Viacom, Inc., Class B	74,150	5,064,445
		12,312,080
Manufacturing | 5.2%
Carpenter Technology Corp.	7,070	274,881
Honeywell International, Inc.	34,693	3,618,827
Parker Hannifin Corp.	14,800	1,757,944
Rockwell Automation, Inc.	12,700	1,473,073
		7,124,725
Medical Products | 3.4%
Baxter International, Inc.	66,600	4,562,100
Pharmaceutical & Biotechnology | 10.5%
Eli Lilly & Co.	31,900	2,317,535
Mylan NV (a)	30,775	1,826,496
Pfizer, Inc.	150,414	5,232,903
Zoetis, Inc.	106,019	4,907,620
		14,284,554
Retail | 6.3%
Advance Auto Parts, Inc.	45,483	6,808,350
Dick’s Sporting Goods, Inc.	16,355	932,072
J.C. Penney Co., Inc. (a)	90,925	764,679
		8,505,101
Semiconductors & Components | 4.8%
Maxim Integrated Products, Inc.	40,825	1,421,118
NXP Semiconductors NV (a)	10,000	1,003,600
Xerox Corp.	314,900	4,046,465
		6,471,183
Technology | 3.8%
Citrix Systems, Inc. (a)	22,050	1,408,334
Google, Inc., Class A (a)	2,770	1,536,519
Google, Inc., Class C (a)	1,835	1,005,580
Vantiv, Inc., Class A (a)	32,100	1,210,170
		5,160,603
Technology Hardware | 14.9%
Apple, Inc.	38,427	4,781,472
Cisco Systems, Inc.	141,730	3,901,118
EMC Corp.	143,075	3,656,997
Hewlett-Packard Co.	58,875	1,834,545

Description	Shares	Value
Lazard US Strategic Equity Portfolio (concluded)
International Business Machines Corp.	13,100	$2,102,550
Qualcomm, Inc.	26,650	1,847,911
Teradyne, Inc.	114,375	2,155,969
		20,280,562
Transportation | 0.8%
American Airlines Group, Inc.	19,575	1,033,169
Total Common Stocks (Identified cost $116,936,224)		132,935,193
Short-Term Investment | 3.8%
State Street Institutional Treasury Money Market Fund (Identified cost $5,120,668)	5,120,668	5,120,668
Total Investments | 101.7% (Identified cost $122,056,892) (b)		$138,055,861
Liabilities in Excess of Cash and Other Assets | (1.7)%		(2,295,053)
Net Assets | 100.0%		$135,760,808

Description	Shares	Value
Lazard US Small Cap Equity Growth Portfolio
Common Stocks | 86.1%
Alcohol & Tobacco | 1.5%
The Boston Beer Co., Inc., Class A (a)	585	$156,429
Banking | 4.1%
BofI Holding, Inc. (a)	820	76,293
Central Pacific Financial Corp.	3,890	89,353
Hanmi Financial Corp.	5,045	106,702
Western Alliance Bancorp (a)	5,370	159,167
		431,515
Commercial Services | 4.7%
Cardtronics, Inc. (a)	2,535	95,316
On Assignment, Inc. (a)	3,560	136,597
PRA Health Sciences, Inc.	4,600	132,664
Tyler Technologies, Inc. (a)	1,096	132,101
		496,678
Computer Software | 2.5%
Callidus Software, Inc. (a)	6,785	86,034
Manhattan Associates, Inc. (a)	3,605	182,449
		268,483
Energy Exploration & Production | 1.6%
Bonanza Creek Energy, Inc. (a)	1,340	33,044
Diamondback Energy, Inc. (a)	890	68,388
Synergy Resources Corp. (a)	5,630	66,716
		168,148
Food & Beverages | 1.5%
United Natural Foods, Inc. (a)	2,100	161,784
Forest & Paper Products | 1.3%
Graphic Packaging Holding Co.	9,235	134,277
Health Services | 7.4%
Acadia Healthcare Co., Inc. (a)	1,430	102,388
Air Methods Corp. (a)	2,185	101,799
AmSurg Corp. (a)	3,840	236,237
LifePoint Hospitals, Inc. (a)	1,285	94,383
Premier, Inc., Class A (a)	4,145	155,769
Team Health Holdings, Inc. (a)	1,510	88,350
		778,926
Leisure & Entertainment | 10.6%
Buffalo Wild Wings, Inc. (a)	335	60,715
Cinemark Holdings, Inc.	2,260	101,858
Cracker Barrel Old Country Store, Inc.	1,020	155,183
DineEquity, Inc.	1,415	151,419
Gray Television, Inc. (a)	4,940	68,271
IMAX Corp. (a)	4,675	157,594
Media General, Inc. (a)	3,330	54,912

Description	Shares	Value
Penn National Gaming, Inc. (a)	7,965	$124,732
Pinnacle Entertainment, Inc. (a)	3,730	134,616
Red Robin Gourmet Burgers, Inc. (a)	1,255	109,185
		1,118,485
Manufacturing | 7.7%
Canadian Solar, Inc. (a)	4,200	140,238
HEICO Corp.	3,385	206,722
LSB Industries, Inc. (a)	3,905	161,394
NN, Inc.	4,945	124,020
The Middleby Corp. (a)	1,760	180,664
		813,038
Medical Products | 5.1%
Akorn, Inc. (a)	5,700	270,807
Cardiovascular Systems, Inc. (a)	2,430	94,867
DexCom, Inc. (a)	815	50,807
Globus Medical, Inc., Class A (a)	4,910	123,929
		540,410
Pharmaceutical & Biotechnology | 15.2%
AMAG Pharmaceuticals, Inc. (a)	5,590	305,549
Anacor Pharmaceuticals, Inc. (a)	4,160	240,656
BioDelivery Sciences International, Inc. (a)	4,420	46,410
Bluebird Bio, Inc. (a)	525	63,404
Cepheid (a)	2,045	116,361
DepoMed, Inc. (a)	4,070	91,209
Esperion Therapeutics, Inc. (a)	980	90,748
IGI Laboratories, Inc. (a)	15,785	128,806
Neurocrine Biosciences, Inc. (a)	3,965	157,450
Receptos, Inc. (a)	1,500	247,335
Relypsa, Inc. (a)	3,120	112,538
		1,600,466
Real Estate | 1.1%
Summit Hotel Properties, Inc.	8,200	115,374
Retail | 5.6%
ANN, Inc. (a)	1,560	64,007
Asbury Automotive Group, Inc. (a)	1,250	103,875
G-III Apparel Group, Ltd. (a)	1,100	123,915
Lithia Motors, Inc., Class A	1,945	193,353
Vitamin Shoppe, Inc. (a)	2,665	109,771
		594,921
Semiconductors & Components | 4.5%
Cypress Semiconductor Corp.	8,415	118,736
Knowles Corp. (a)	4,910	94,616
Monolithic Power Systems, Inc.	2,210	116,356
Qorvo, Inc. (a)	1,890	150,633
		480,341
Technology | 6.0%
BroadSoft, Inc. (a)	3,125	104,562

Description	Shares	Value
Lazard US Small Cap Equity Growth Portfolio (concluded)
Imperva, Inc. (a)	2,405	$102,694
Proofpoint, Inc. (a)	2,555	151,307
VeriFone Holdings, Inc. (a)	7,915	276,154
		634,717
Technology Hardware | 2.8%
Electronics For Imaging, Inc. (a)	3,065	127,964
Synaptics, Inc. (a)	2,025	164,642
		292,606
Transportation | 2.9%
JetBlue Airways Corp. (a)	6,315	121,563
Knight Transportation, Inc.	2,855	92,074
Swift Transportation Co. (a)	3,395	88,338
		301,975
Total Common Stocks (Identified cost $8,578,616)		9,088,573
Short-Term Investment | 13.9%
State Street Institutional Treasury Money Market Fund (Identified cost $1,462,036)	1,462,036	1,462,036
Total Investments | 100.0% (Identified cost $10,040,652) (b)		$10,550,609
Cash and Other Assets in Excess of Liabilities | 0.0%		3,592
Net Assets | 100.0%		$10,554,201

Description	Shares	Value
Lazard US Mid Cap Equity Portfolio
Common Stocks | 92.3%
Alcohol & Tobacco | 4.0%
Molson Coors Brewing Co., Class B	21,180	$1,576,851
Chemicals | 5.9%
Calgon Carbon Corp.	65,400	1,377,978
Eastman Chemical Co.	13,025	902,112
		2,280,090
Commercial Services | 9.2%
MDC Partners, Inc., Class A	70,600	2,001,510
NeuStar, Inc., Class A (a)	25,450	626,579
ServiceMaster Global Holdings, Inc.	28,060	947,025
		3,575,114
Energy Exploration & Production | 1.5%
Memorial Resource Development Corp.	32,800	581,872
Financial Services | 9.1%
Intercontinental Exchange, Inc.	7,885	1,839,334
Springleaf Holdings, Inc. (a)	15,800	817,966
TAL International Group, Inc.	21,950	894,023
		3,551,323
Food & Beverages | 4.7%
Kellogg Co.	27,700	1,826,815
Insurance | 9.0%
The Hartford Financial Services Group, Inc.	27,425	1,146,913
Voya Financial, Inc.	54,500	2,349,495
		3,496,408
Manufacturing | 3.3%
Joy Global, Inc.	32,700	1,281,186
Medical Products | 2.1%
Natus Medical, Inc. (a)	20,900	824,923
Pharmaceutical & Biotechnology | 10.6%
Cellectis SA ADR	15,500	536,145
Mylan NV (a)	13,100	777,485
United Therapeutics Corp. (a)	8,850	1,526,049
Zoetis, Inc.	28,075	1,299,592
		4,139,271
Retail | 16.5%
Advance Auto Parts, Inc.	14,594	2,184,576
Dick’s Sporting Goods, Inc.	32,450	1,849,325
Kohl’s Corp.	30,375	2,376,844
		6,410,745
Semiconductors & Components | 5.7%
NXP Semiconductors NV (a)	7,775	780,299

Description	Shares	Value
Xerox Corp.	111,950	$1,438,558
		2,218,857
Technology | 4.3%
Citrix Systems, Inc. (a)	26,450	1,689,362
Transportation | 6.4%
American Airlines Group, Inc.	26,925	1,421,101
XPO Logistics, Inc. (a)	23,425	1,065,135
		2,486,236
Total Common Stocks (Identified cost $32,262,468)		35,939,053
Short-Term Investment | 7.8%
State Street Institutional Treasury Money Market Fund (Identified cost $3,017,350)	3,017,350	3,017,350
Total Investments | 100.1% (Identified cost $35,279,818) (b)		$38,956,403
Liabilities in Excess of Cash and Other Assets | (0.1)%		(47,631)
Net Assets | 100.0%		$38,908,772

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 94.6%
Aerospace & Defense | 0.9%
B/E Aerospace, Inc.	27,630	$1,757,821
Automotive | 3.1%
Gentherm, Inc. (a)	46,045	2,325,733
Modine Manufacturing Co. (a)	144,381	1,944,812
Tenneco, Inc. (a)	32,390	1,859,834
		6,130,379
Banking | 11.7%
Comerica, Inc.	62,600	2,825,138
East West Bancorp, Inc.	82,765	3,348,672
Great Western Bancorp, Inc.	80,635	1,774,776
IBERIABANK Corp.	53,740	3,387,232
PacWest Bancorp	68,266	3,200,993
Signature Bank (a)	18,410	2,385,568
United Bankshares, Inc.	91,400	3,434,812
Wintrust Financial Corp.	62,168	2,964,170
		23,321,361
Chemicals | 2.3%
Calgon Carbon Corp.	124,405	2,621,213
Tronox, Ltd., Class A	99,750	2,027,918
		4,649,131
Commercial Services | 7.3%
Applied Industrial Technologies, Inc.	41,885	1,899,066
Blackhawk Network Holdings, Inc. (a)	96,010	3,434,278
LifeLock, Inc. (a)	87,560	1,235,471
MDC Partners, Inc., Class A	105,445	2,989,366
On Assignment, Inc. (a)	61,455	2,358,028
ServiceMaster Global Holdings, Inc.	77,025	2,599,594
		14,515,803
Computer Software | 4.8%
Informatica Corp. (a)	60,550	2,655,420
j2 Global, Inc.	41,870	2,750,022
Red Hat, Inc. (a)	29,510	2,235,382
Rovi Corp. (a)	98,370	1,791,318
		9,432,142
Construction & Engineering | 2.0%
EMCOR Group, Inc.	37,965	1,764,234
Quanta Services, Inc. (a)	75,680	2,159,150
		3,923,384
Consumer Products | 1.2%
Fox Factory Holding Corp. (a)	155,200	2,380,768
Electric | 0.9%
Pattern Energy Group, Inc.	62,975	1,783,452

Description	Shares	Value
Energy Exploration & Production | 1.1%
Memorial Resource Development Corp.	124,335	$2,205,703
Energy Services | 0.5%
Tesco Corp.	88,800	1,009,656
Financial Services | 5.2%
Air Lease Corp.	88,645	3,345,462
CBOE Holdings, Inc.	43,520	2,498,266
Springleaf Holdings, Inc. (a)	56,730	2,936,912
TAL International Group, Inc.	38,055	1,549,980
		10,330,620
Food & Beverages | 1.1%
SunOpta, Inc. (a)	196,500	2,086,830
Forest & Paper Products | 1.9%
KapStone Paper and Packaging Corp.	42,730	1,403,253
Schweitzer-Mauduit International, Inc.	49,360	2,276,483
		3,679,736
Gas Utilities | 2.8%
Dynegy, Inc. (a)	80,130	2,518,486
New Jersey Resources Corp.	98,780	3,068,107
		5,586,593
Health Services | 3.0%
Brookdale Senior Living, Inc. (a)	61,535	2,323,562
Invitae Corp.	17,496	293,233
Quintiles Transnational Holdings, Inc. (a)	50,815	3,403,080
		6,019,875
Housing | 2.2%
Continental Building Products, Inc. (a)	92,800	2,096,352
FMSA Holdings, Inc.	304,155	2,202,082
		4,298,434
Insurance | 1.7%
Arch Capital Group, Ltd. (a)	56,215	3,462,844
Leisure & Entertainment | 3.3%
Bloomin’ Brands, Inc.	78,210	1,902,849
Houghton Mifflin Harcourt Co. (a)	78,960	1,853,981
Hyatt Hotels Corp., Class A (a)	48,045	2,845,225
		6,602,055
Manufacturing | 9.2%
Actuant Corp., Class A	80,870	1,919,854
Advanced Drainage Systems, Inc.	61,905	1,853,436
Altra Industrial Motion Corp.	54,810	1,514,948
FLIR Systems, Inc.	88,385	2,764,683
Joy Global, Inc.	27,675	1,084,307
KLX, Inc. (a)	29,270	1,128,066
Littelfuse, Inc.	13,115	1,303,500
The Toro Co.	33,995	2,383,729

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
TriMas Corp. (a)	65,876	$2,028,322
Woodward, Inc.	44,930	2,291,879
		18,272,724
Medical Products | 0.9%
Sirona Dental Systems, Inc. (a)	20,510	1,845,695
Metals & Glass Containers | 0.8%
Owens-Illinois, Inc. (a)	66,555	1,552,063
Pharmaceutical & Biotechnology | 6.1%
AMAG Pharmaceuticals, Inc. (a)	34,800	1,902,168
Aratana Therapeutics, Inc. (a)	81,421	1,303,550
Cellectis SA ADR	52,000	1,798,680
Fluidigm Corp. (a)	39,990	1,683,579
Phibro Animal Health Corp., Class A	55,360	1,960,298
United Therapeutics Corp. (a)	20,395	3,516,812
		12,165,087
Real Estate | 6.7%
DCT Industrial Trust, Inc. REIT	63,613	2,204,827
Extra Space Storage, Inc. REIT	43,845	2,962,607
Jones Lang LaSalle, Inc.	16,665	2,839,716
Kilroy Realty Corp. REIT	40,785	3,106,593
LaSalle Hotel Properties REIT	58,525	2,274,281
		13,388,024
Retail | 6.3%
Advance Auto Parts, Inc.	19,480	2,915,961
Carter’s, Inc.	27,600	2,552,172
Chico’s FAS, Inc.	141,255	2,498,801
Dick’s Sporting Goods, Inc.	45,770	2,608,432
Steven Madden, Ltd. (a)	48,815	1,854,970
		12,430,336
Semiconductors & Components | 3.0%
M/A-COM Technology Solutions Holdings, Inc. (a)	38,190	1,422,959
Microsemi Corp. (a)	40,185	1,422,549
Universal Display Corp. (a)	67,085	3,136,224
		5,981,732
Technology | 2.4%
BroadSoft, Inc. (a)	76,825	2,570,564
Vantiv, Inc., Class A (a)	55,570	2,094,989
		4,665,553
Transportation | 2.2%
Alaska Air Group, Inc.	38,755	2,564,806

Description	Shares	Value
Echo Global Logistics, Inc. (a)	64,363	$1,754,535
		4,319,341
Total Common Stocks (Identified cost $161,240,133)		187,797,142

Description	Principal Amount (000)	Value
Repurchase Agreement | 4.7%
State Street Bank and Trust Co., 0.00%, 04/01/15 (Dated 03/31/15, collateralized by $6,660,000 United States Treasury Note, 8.00%, 11/15/21, with a value of $9,496,068) Proceeds of $9,308,000 (Identified cost $9,308,000)	$9,308	$9,308,000
Total Investments | 99.3% (Identified cost $170,548,133) (b)		$197,105,142
Cash and Other Assets in Excess of Liabilities | 0.7%		1,489,432
Net Assets | 100.0%		$198,594,574

Description	Shares	Value
Lazard International Equity Portfolio
Common Stocks | 95.1%
Australia | 3.1%
Ansell, Ltd.	217,124	$4,545,009
Caltex Australia, Ltd.	229,928	6,112,240
James Hardie Industries PLC	344,113	3,978,928
		14,636,177
Austria | 0.6%
UNIQA Insurance Group AG	324,909	2,937,600
Belgium | 3.8%
Anheuser-Busch InBev NV	110,425	13,507,799
KBC Groep NV (a)	74,748	4,625,112
		18,132,911
Brazil | 0.4%
Estacio Participacoes SA	331,600	1,926,294
Canada | 2.4%
MacDonald Dettwiler & Associates, Ltd.	75,800	5,874,043
Rogers Communications, Inc., Class B	162,500	5,439,975
		11,314,018
Denmark | 0.9%
Carlsberg A/S, Class B	54,142	4,470,726
Finland | 1.9%
Sampo Oyj, A Shares	175,599	8,873,117
France | 6.1%
BNP Paribas SA	116,004	7,055,113
Cap Gemini SA	96,662	7,936,652
Valeo SA	49,843	7,451,109
Vinci SA	115,230	6,594,457
		29,037,331
Germany | 5.5%
Bayer AG	94,355	14,177,335
Bayerische Motoren Werke AG	36,029	4,509,049
Continental AG	19,093	4,522,375
RTL Group SA	28,667	2,756,670
		25,965,429
Greece | 0.5%
Hellenic Telecommunications Organization SA (a)	171,493	1,520,294
Piraeus Bank SA (a)	2,230,061	858,779
		2,379,073
Ireland | 0.7%
Ryanair Holdings PLC Sponsored ADR	51,965	3,469,703
Israel | 3.4%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	255,120	15,893,976

Description	Shares	Value
Italy | 2.7%
Atlantia SpA	275,339	$7,228,941
Azimut Holding SpA	195,423	5,580,019
		12,808,960
Japan | 18.5%
Daikin Industries, Ltd.	90,100	6,034,615
Daiwa House Industry Co., Ltd.	498,300	9,836,117
Don Quijote Holdings Co., Ltd.	141,500	11,524,077
Isuzu Motors, Ltd.	233,100	3,100,780
Japan Tobacco, Inc.	170,300	5,380,784
KDDI Corp.	566,700	12,839,227
Makita Corp.	70,300	3,651,813
Seven & I Holdings Co., Ltd.	179,800	7,566,069
SoftBank Corp.	123,700	7,190,621
Sony Corp. (a)	279,800	7,480,360
Sumitomo Mitsui Financial Group, Inc.	256,000	9,809,733
United Arrows, Ltd.	116,200	3,456,523
		87,870,719
Netherlands | 3.9%
Koninklijke KPN NV	2,056,687	6,959,824
NXP Semiconductors NV (a)	45,595	4,609,924
Wolters Kluwer NV	214,919	7,024,205
		18,593,953
Philippines | 1.3%
Alliance Global Group, Inc.	10,077,600	5,967,731
Spain | 2.4%
Aena SA	40,699	4,092,148
Mediaset Espana Comunicacion SA (a)	251,323	3,149,127
Red Electrica Corporacion SA	52,996	4,299,919
		11,541,194
Sweden | 3.7%
Assa Abloy AB, Class B	146,627	8,739,151
Swedbank AB, A Shares	376,225	8,992,202
		17,731,353
Switzerland | 7.4%
GAM Holding AG	177,578	3,682,156
Glencore PLC	849,342	3,575,719
Novartis AG	218,021	21,559,913
Sunrise Communications Group AG	44,137	3,824,177
The Swatch Group AG	5,520	2,339,003
		34,980,968
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	330,800	7,767,184

Description	Shares	Value
Lazard International Equity Portfolio (concluded)
Thailand | 0.8%
Krung Thai Bank Public Co. Ltd. (c)	5,243,800	$3,674,205
Turkey | 0.9%
Turkcell Iletisim Hizmetleri AS (a)	833,166	4,272,668
United Kingdom | 22.6%
Anglo American PLC	232,874	3,465,635
BG Group PLC	476,721	5,856,343
British American Tobacco PLC	180,815	9,341,833
Direct Line Insurance Group PLC	1,122,955	5,309,086
Informa PLC	722,207	6,041,854
International Consolidated Airlines Group SA (a)	504,491	4,509,883
Lloyds Banking Group PLC (a)	9,466,701	10,987,786
Provident Financial PLC	119,853	4,782,195
Prudential PLC	547,893	13,565,945
Reed Elsevier PLC	440,293	7,562,918
Rexam PLC	801,736	6,878,768
Royal Dutch Shell PLC, A Shares	212,457	6,313,977
Shire PLC	100,511	7,992,669
Taylor Wimpey PLC	2,046,504	4,698,747
Unilever PLC	135,564	5,654,145
William Hill PLC	745,959	4,099,765
		107,061,549
Total Common Stocks (Identified cost $417,499,550)		451,306,839

Description	Principal Amount (000)	Value
Repurchase Agreement | 4.2%
State Street Bank and Trust Co., 0.00%, 04/01/15 (Dated 03/31/15, collateralized by $14,320,000 United States Treasury Note, 8.00% 11/15/21 with a value of $20,417,972) Proceeds of $20,012,000 (Identified cost $20,012,000)	$20,012	$20,012,000
Total Investments | 99.3% (Identified cost $437,511,550) (b)		$471,318,839
Cash and Other Assets in Excess of Liabilities | 0.7%		3,190,240
Net Assets | 100.0%		$474,509,079

Description	Shares	Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 94.7%
Australia | 4.4%
Asaleo Care, Ltd.	339,077	$487,562
Belgium | 2.8%
Anheuser-Busch InBev NV	2,581	315,722
Brazil | 6.0%
BB Seguridade Participacoes SA	34,600	355,589
Estacio Participacoes SA	53,800	312,529
		668,118
Canada | 4.9%
MacDonald Dettwiler & Associates, Ltd.	7,072	548,037
China | 3.9%
China Construction Bank Corp., Class H	529,000	438,925
France | 9.8%
BNP Paribas SA	5,645	343,317
Valeo SA	1,982	296,292
Vinci SA	7,885	451,248
		1,090,857
Israel | 5.7%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	10,263	639,385
Japan | 13.0%
KDDI Corp.	22,500	509,763
SoftBank Corp.	7,800	453,410
Sony Corp. (a)	18,500	494,591
		1,457,764
Netherlands | 3.4%
Wolters Kluwer NV	11,693	382,163
Philippines | 3.1%
Alliance Global Group, Inc.	583,900	345,773
South Africa | 2.5%
Sanlam, Ltd.	44,106	284,208
Sweden | 4.1%
Swedbank AB, A Shares	19,030	454,838
Switzerland | 9.8%
Actelion, Ltd.	3,752	434,432
Glencore PLC	64,201	270,285
Novartis AG	3,961	391,700
		1,096,417
Taiwan | 5.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	24,255	569,507

Description	Shares	Value
Turkey | 2.2%
Turkiye Garanti Bankasi AS	73,407	$240,158
United Kingdom | 14.0%
Anglo American PLC	16,464	245,017
Ashtead Group PLC	19,030	305,637
Provident Financial PLC	6,583	262,665
Prudential PLC	17,527	433,972
The Weir Group PLC	12,542	316,268
		1,563,559
Total Common Stocks (Identified cost $10,736,499)		10,582,993
Short-Term Investment | 5.2%
State Street Institutional Treasury Money Market Fund (Identified cost $586,932)	586,932	586,932
Total Investments | 99.9% (Identified cost $11,323,431) (b)		$11,169,925
Cash and Other Assets in Excess of Liabilities | 0.1%		16,027
Net Assets | 100.0%		$11,185,952

Description	Shares	Value
Lazard International Equity Select Portfolio
Common Stocks | 96.1%
Australia | 1.0%
BHP Billiton, Ltd.	8,631	$201,011
Belgium | 2.9%
Anheuser-Busch InBev NV	4,631	566,490
Bermuda | 1.1%
Signet Jewelers, Ltd.	1,586	220,524
Brazil | 3.8%
Ambev SA	30,000	173,427
BB Seguridade Participacoes SA	26,400	271,316
Cia de Saneamento Basico do Estado de Sao Paulo	24,500	135,951
Cielo SA	1,336	19,126
Estacio Participacoes SA	23,300	135,352
		735,172
China | 1.3%
Baidu, Inc. Sponsored ADR (a)	1,185	246,954
Denmark | 2.1%
Novo Nordisk A/S, Class B	7,453	398,784
Finland | 1.6%
Sampo Oyj, A Shares	5,907	298,484
France | 3.0%
BNP Paribas SA	5,392	327,930
Valeo SA	1,658	247,857
		575,787
Germany | 4.3%
Bayer AG	3,228	485,024
Bayerische Motoren Werke AG	1,474	184,472
Continental AG	677	160,354
		829,850
Greece | 0.1%
Piraeus Bank SA (a)	61,758	23,783
India | 1.0%
HCL Technologies, Ltd.	12,459	195,615
Indonesia | 1.4%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	6,019	262,067
Ireland | 1.0%
Ryanair Holdings PLC Sponsored ADR	2,785	185,954
Israel | 2.9%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	9,105	567,242
Italy | 2.6%
Atlantia SpA	8,970	235,504

Description	Shares	Value
Mediolanum SpA	32,622	$263,440
		498,944
Japan | 16.2%
Daikin Industries, Ltd.	3,200	214,326
Daiwa House Industry Co., Ltd.	17,800	351,360
Japan Tobacco, Inc.	8,200	259,086
KDDI Corp.	18,700	423,670
Makita Corp.	5,100	264,925
Ryohin Keikaku Co., Ltd.	1,400	203,621
Seven & I Holdings Co., Ltd.	9,217	387,856
SoftBank Corp.	6,100	354,590
Sony Corp. (a)	8,700	232,592
Sumitomo Mitsui Financial Group, Inc.	8,376	320,962
Sumitomo Mitsui Trust Holdings, Inc.	29,000	119,721
		3,132,709
Macau | 0.8%
Sands China, Ltd.	36,800	152,254
Netherlands | 2.1%
NXP Semiconductors NV (a)	1,582	159,950
Wolters Kluwer NV	7,318	239,174
		399,124
Philippines | 1.4%
Alliance Global Group, Inc.	438,600	259,729
Russia | 1.2%
Lenta, Ltd. GDR (a)	9,094	70,476
Mobile TeleSystems OJSC Sponsored ADR	10,561	106,666
Sberbank of Russia (a)	57,430	61,574
		238,716
South Africa | 4.2%
Mediclinic International, Ltd.	27,229	273,887
Mr Price Group, Ltd.	8,239	176,211
Nampak, Ltd.	48,400	162,096
Sanlam, Ltd.	31,321	201,824
		814,018
South Korea | 1.5%
Samsung Electronics Co., Ltd.	226	292,964
Spain | 2.1%
Aena SA	1,782	179,174
Red Electrica Corporacion SA	2,851	231,321
		410,495
Sweden | 3.6%
Assa Abloy AB, Class B	6,119	364,700
Swedbank AB, A Shares	14,180	338,918
		703,618

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)
Switzerland | 6.2%
Actelion, Ltd.	1,690	$195,680
Cie Financiere Richemont SA	2,305	185,565
Novartis AG	8,142	805,155
		1,186,400
Taiwan | 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	135,341	627,890
Thailand | 1.0%
Kasikornbank Public Co., Ltd.	25,900	182,784
Turkey | 2.7%
KOC Holding AS	46,328	210,793
Turkcell Iletisim Hizmetleri AS (a)	61,949	317,689
		528,482
United Kingdom | 19.7%
Anglo American PLC	6,248	92,983
Ashtead Group PLC	13,290	213,448
Associated British Foods PLC	4,173	174,340
BG Group PLC	17,180	211,050
British American Tobacco PLC	7,272	375,709
Informa PLC	27,040	226,212
Lloyds Banking Group PLC (a)	310,267	360,120
London Stock Exchange Group PLC	5,136	187,048
Pearson PLC	7,124	153,158
Prudential PLC	22,402	554,678
Rexam PLC	27,883	239,232
Royal Dutch Shell PLC, A Shares	5,252	156,840
Shire PLC	3,968	315,537
Unilever PLC	6,269	261,469
Wolseley PLC	4,886	288,996
		3,810,820
Total Common Stocks (Identified cost $18,302,248)		18,546,664
Short-Term Investment | 3.2%
State Street Institutional Treasury Money Market Fund (Identified cost $625,580)	625,580	625,580
Total Investments | 99.3% (Identified cost $18,927,828) (b)		$19,172,244
Cash and Other Assets in Excess of Liabilities | 0.7%		130,535
Net Assets | 100.0%		$19,302,779

Description	Shares	Value
Lazard International Strategic Equity Portfolio
Common Stocks | 96.7%
Australia | 7.1%
Amcor, Ltd.	11,649,946	$124,301,276
Ansell, Ltd.	5,557,964	116,343,649
Caltex Australia, Ltd.	4,091,913	108,776,463
James Hardie Industries PLC	6,533,552	75,546,493
		424,967,881
Austria | 0.9%
UNIQA Insurance Group AG	5,989,756	54,155,177
Belgium | 2.0%
Anheuser-Busch InBev NV	992,733	121,436,614
Bermuda | 1.1%
Signet Jewelers, Ltd.	488,363	67,903,997
Brazil | 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo	6,269,200	34,787,966
Estacio Participacoes SA	7,299,900	42,405,773
LPS Brasil Consultoria de Imoveis SA	3,999,800	6,454,221
		83,647,960
Canada | 0.9%
Home Capital Group, Inc.	1,686,529	56,672,594
Denmark | 2.1%
Carlsberg A/S, Class B	742,364	61,300,030
Topdanmark A/S (a)	2,171,017	65,057,833
		126,357,863
Finland | 3.7%
Sampo Oyj, A Shares	4,353,212	219,970,257
France | 2.2%
Valeo SA	884,388	132,208,557
Germany | 6.9%
Bayer AG	1,032,915	155,200,911
Continental AG	274,606	65,043,274
Fresenius SE & Co. KGaA	1,421,871	84,908,989
Symrise AG	1,694,467	107,176,776
		412,329,950
Greece | 0.4%
Hellenic Telecommunications Organization SA (a)	1,135,052	10,062,291
OPAP SA	1,317,193	12,350,520
Piraeus Bank SA (a)	659,472	253,958
		22,666,769
India | 0.7%
Tata Motors, Ltd. Sponsored ADR	878,000	39,562,680

Description	Shares	Value
Indonesia | 0.4%
PT Media Nusantara Citra Tbk	107,917,900	$23,608,191
Ireland | 1.5%
Kerry Group PLC, Class A	1,362,271	91,494,865
Israel | 2.7%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,658,500	165,624,550
Italy | 1.7%
Azimut Holding SpA	3,494,091	99,768,682
Japan | 19.4%
AEON Financial Service Co., Ltd.	5,652,800	142,803,896
Asics Corp.	4,680,950	127,130,598
Daikin Industries, Ltd.	1,815,100	121,569,687
Daiwa House Industry Co., Ltd.	5,433,500	107,253,750
Don Quijote Holdings Co., Ltd.	2,387,600	194,451,491
Japan Tobacco, Inc.	3,923,300	123,960,243
KDDI Corp.	3,801,600	86,129,533
Makita Corp.	2,220,200	115,330,806
SoftBank Corp.	2,595,200	150,857,722
		1,169,487,726
Macau | 0.7%
Sands China, Ltd.	10,909,600	45,136,677
Netherlands | 1.5%
Koninklijke KPN NV	27,022,831	91,445,198
Norway | 0.7%
Telenor ASA	2,185,110	44,162,129
Philippines | 2.7%
Alliance Global Group, Inc.	122,460,800	72,518,563
GT Capital Holdings, Inc.	3,055,610	91,269,140
		163,787,703
South Africa | 2.9%
Mediclinic International, Ltd.	7,718,267	77,635,333
Nampak, Ltd.	28,707,646	96,144,706
		173,780,039
Spain | 1.9%
Aena SA	531,439	53,434,415
Mediaset Espana Comunicacion SA (a)	4,737,001	59,355,552
		112,789,967
Sweden | 3.2%
Assa Abloy AB, Class B	2,059,646	122,757,449
Swedbank AB, A Shares	2,921,361	69,823,826
		192,581,275
Switzerland | 7.4%
Actelion, Ltd.	764,972	88,573,585
Cie Financiere Richemont SA	764,451	61,542,326

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)
GAM Holding AG	3,299,739	$68,421,508
Novartis AG	2,277,608	225,230,733
		443,768,152
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	15,205,000	70,540,865
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	6,165,450	43,511,364
Turkey | 1.3%
Turkcell Iletisim Hizmetleri AS (a)	6,718,827	34,455,702
Turkiye Halk Bankasi AS	8,986,549	44,294,552
		78,750,254
United Kingdom | 17.4%
Amec Foster Wheeler PLC	4,729,478	63,395,030
Associated British Foods PLC	1,192,040	49,801,256
British American Tobacco PLC	2,945,557	152,182,633
Informa PLC	18,117,774	151,570,032
International Consolidated Airlines Group SA (a)	6,831,237	61,067,648
Lloyds Banking Group PLC (a)	151,132,731	175,416,351
Prudential PLC	6,331,129	156,760,073
Rexam PLC	7,190,293	61,691,576
Shire PLC	1,486,069	118,172,718
William Hill PLC	10,631,489	58,430,301
		1,048,487,618
Total Common Stocks (Identified cost $5,271,868,058)		5,820,605,554
Right | 0.0%
Philippines | 0.0%
GT Capital Holdings, Inc. Expires 04/08/15 (Identified cost $0)	3,009,385	0
Short-Term Investment | 2.9%
State Street Institutional Treasury Money Market Fund (Identified cost $172,212,569)	172,212,569	172,212,569
Total Investments | 99.6% (Identified cost $5,444,080,627) (b)		$5,992,818,123
Cash and Other Assets in Excess of Liabilities | 0.4%		22,662,162
Net Assets | 100.0%		$6,015,480,285

Description	Shares	Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 93.7%
Australia | 6.3%
Ansell, Ltd.	32,845	$687,537
Asaleo Care, Ltd.	690,165	992,394
iSelect, Ltd. (a)	639,437	721,853
James Hardie Industries PLC	37,867	437,851
Macquarie Atlas Roads Group	287,722	710,651
Pact Group Holdings, Ltd.	300,985	965,441
Super Retail Group, Ltd.	67,140	489,702
		5,005,429
Austria | 0.9%
UNIQA Insurance Group AG	82,375	744,777
Belgium | 2.8%
Fagron NV	23,593	919,844
Kinepolis Group NV	33,798	1,301,339
		2,221,183
Brazil | 0.0%
Banco ABC Brasil SA (a)	3,663	12,969
Canada | 6.6%
AirBoss of America Corp.	73,200	893,508
Alaris Royalty Corp.	28,100	732,590
Altus Group, Ltd.	57,800	892,636
Entertainment One, Ltd.	170,560	764,366
Genworth MI Canada, Inc.	23,600	521,732
MacDonald Dettwiler & Associates, Ltd.	10,800	836,935
Sandvine Corp. (a)	198,100	572,457
		5,214,224
Denmark | 1.0%
Topdanmark A/S (a)	25,038	750,302
Egypt | 0.1%
Edita Food Industries SAE	6,100	74,908
France | 3.0%
Gaztransport Et Technigaz SA	10,371	611,990
Ingenico Group SA	9,172	1,008,806
Plastic Omnium SA	29,537	777,496
		2,398,292
Germany | 7.2%
Aurelius AG	23,019	965,310
CompuGroup Medical AG	36,072	1,044,549
CTS Eventim AG & Co. KGaA	31,153	982,000
Norma Group SE	18,166	915,331
SHW AG	18,891	904,348
Wirecard AG	21,915	927,469
		5,739,007

Description	Shares	Value
Hong Kong | 0.8%
Pacific Textiles Holdings, Ltd.	473,000	$652,300
Ireland | 2.4%
Greencore Group PLC	233,508	1,116,398
Origin Enterprises PLC	87,800	770,956
		1,887,354
Italy | 2.6%
Azimut Holding SpA	41,109	1,173,808
EI Towers SpA (a)	15,937	849,639
		2,023,447
Japan | 24.5%
Ai Holdings Corp.	47,260	863,437
Ain Pharmaciez, Inc.	34,200	1,354,433
Ariake Japan Co., Ltd.	36,300	1,247,971
Asics Corp.	28,500	774,036
Don Quijote Holdings Co., Ltd.	9,200	749,269
Doshisha Co., Ltd.	50,100	778,858
Iriso Electronics Co., Ltd.	14,700	1,031,346
JAFCO Co., Ltd.	22,200	825,857
Misumi Group, Inc.	28,200	1,138,663
Rinnai Corp.	11,400	846,221
Santen Pharmaceutical Co., Ltd.	79,950	1,163,388
Sawai Pharmaceutical Co., Ltd.	11,600	687,168
Seria Co., Ltd.	21,900	792,337
Ship Healthcare Holdings, Inc.	32,200	735,231
Suruga Bank, Ltd.	55,600	1,154,942
Temp Holdings Co., Ltd.	31,160	1,079,814
Topcon Corp.	30,800	755,696
USS Co., Ltd.	69,900	1,210,421
Yumeshin Holdings Co., Ltd.	99,600	744,630
Zenkoku Hosho Co., Ltd.	25,142	943,252
Zuiko Corp.	15,600	596,300
		19,473,270
Luxembourg | 1.0%
Grand City Properties SA (a)	44,060	817,858
Malaysia | 0.9%
Berjaya Auto Berhad	704,900	718,499
Mexico | 0.8%
Credito Real SAB de CV	277,660	654,763
Netherlands | 3.6%
Aalberts Industries NV	31,624	994,270
Core Laboratories NV	3,900	407,511
Frank’s International NV	34,500	645,150
IMCD Group NV	22,804	768,432
		2,815,363

Description	Shares	Value
Lazard International Small Cap Equity Portfolio (concluded)
Singapore | 0.8%
XP Power, Ltd.	28,010	$609,623
South Africa | 0.6%
Sun International, Ltd.	48,123	499,949
Sweden | 2.9%
Indutrade AB	14,269	654,423
Intrum Justitia AB	28,673	805,490
Inwido AB	81,866	850,775
		2,310,688
Switzerland | 2.0%
Cembra Money Bank AG	12,445	762,560
Kardex AG	14,646	844,627
		1,607,187
Taiwan | 3.0%
Chicony Electronics Co., Ltd.	202,000	565,615
Radiant Opto-Electronics Corp.	163,920	509,532
Sinmag Equipment Corp.	102,660	604,958
Zeng Hsing Industrial Co., Ltd.	111,000	673,768
		2,353,873
Turkey | 0.6%
Turkiye Sinai Kalkinma Bankasi AS	659,438	504,434
United Arab Emirates | 0.8%
Al Noor Hospitals Group PLC	41,444	623,108
United Kingdom | 17.5%
Abcam PLC	73,780	530,606
Ashtead Group PLC	56,910	914,019
Auto Trader Group PLC	136,333	509,130
Card Factory PLC	163,981	718,291
Dignity PLC	30,066	813,038
Elementis PLC	151,282	650,229
Foxtons Group PLC	236,535	719,997
Hansteen Holdings PLC REIT	426,343	772,497
HSS Hire Group PLC	267,056	776,456
Hunting PLC	69,471	503,954
IG Group Holdings PLC	126,901	1,333,447
Markit, Ltd.	30,200	812,380
Provident Financial PLC	18,712	746,618
Rightmove PLC	23,544	1,045,235
RPC Group PLC	103,800	893,256
Telit Communications PLC (a)	211,001	669,790
Workspace Group PLC REIT	89,148	1,126,826
Zoopla Property Group PLC	141,992	380,644
		13,916,413

Description	Shares	Value
United States | 1.0%
Samsonite International SA	235,500	$817,834
Total Common Stocks (Identified cost $59,805,321)		74,447,054
Preferred Stock | 0.6%
Brazil | 0.6%
Banco ABC Brasil SA (Identified cost $738,290)	131,251	472,932
Short-Term Investment | 5.1%
State Street Institutional Treasury Money Market Fund (Identified cost $4,080,559)	4,080,559	4,080,559
Total Investments | 99.4% (Identified cost $64,624,170) (b)		$79,000,545
Cash and Other Assets in Excess of Liabilities | 0.6%		439,032
Net Assets | 100.0%		$79,439,577

Description	Shares	Value
Lazard Global Equity Select Portfolio
Common Stocks | 94.0%
Belgium | 2.9%
Anheuser-Busch InBev NV	3,287	$402,084
Canada | 0.4%
MacDonald Dettwiler & Associates, Ltd.	770	59,670
China | 0.9%
Baidu, Inc. Sponsored ADR (a)	605	126,082
Denmark | 2.1%
Novo Nordisk A/S, Class B	2,873	153,724
Topdanmark A/S (a)	4,487	134,460
		288,184
Finland | 1.3%
Sampo Oyj, A Shares	3,465	175,088
Germany | 4.0%
Continental AG	1,472	348,658
Symrise AG	3,150	199,241
		547,899
India | 1.3%
Indiabulls Housing Finance, Ltd. GDR	6,900	61,486
Tata Motors, Ltd. Sponsored ADR	2,490	112,199
		173,685
Israel | 1.2%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,680	166,964
Japan | 6.5%
AEON Financial Service Co., Ltd.	6,200	156,628
Daiwa House Industry Co., Ltd.	12,750	251,677
Mitsubishi Estate Co., Ltd.	3,230	74,971
Recruit Holdings Co., Ltd.	4,300	134,343
Sumitomo Mitsui Financial Group, Inc.	3,365	128,944
Sumitomo Mitsui Trust Holdings, Inc.	33,110	136,688
		883,251
Netherlands | 1.5%
NXP Semiconductors NV (a)	2,060	206,742
Norway | 0.6%
Telenor ASA	3,817	77,143
Peru | 0.9%
Credicorp, Ltd.	893	125,583
Philippines | 0.4%
Alliance Global Group, Inc.	99,511	58,928
Russia | 0.7%
Magnit PJSC Sponsored GDR	1,874	95,588

Description	Shares	Value
South Africa | 1.1%
Sanlam, Ltd.	23,026	$148,374
Sweden | 2.4%
Assa Abloy AB, Class B	5,536	329,953
Switzerland | 2.8%
Novartis AG	3,802	375,977
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,865	137,710
Thailand | 0.9%
Kasikornbank Public Co. Ltd.	18,240	128,725
United Kingdom | 7.2%
Auto Trader Group PLC	36,100	134,814
Provident Financial PLC	1,613	64,359
Prudential PLC	7,975	197,463
Shire PLC	3,283	261,065
UBM PLC	17,301	135,735
Unilever PLC	4,611	192,317
		985,753
United States | 53.9%
American Express Co.	2,511	196,159
Apple, Inc.	4,786	595,522
AutoZone, Inc. (a)	229	156,215
Bristol-Myers Squibb Co.	2,825	182,212
Cisco Systems, Inc.	8,140	224,053
Citigroup, Inc.	6,104	314,478
CVS Health Corp.	1,625	167,716
Eastman Chemical Co.	1,473	102,020
Eaton Corp. PLC	2,119	143,965
EMC Corp.	6,482	165,680
EOG Resources, Inc.	1,255	115,071
Google, Inc., Class A (a)	442	245,177
Google, Inc., Class C (a)	367	201,116
Halliburton Co.	4,725	207,333
Honeywell International, Inc.	3,013	314,286
Intel Corp.	3,767	117,794
Intercontinental Exchange, Inc.	821	191,515
Joy Global, Inc.	2,174	85,177
Kellogg Co.	1,035	68,258
MasterCard, Inc., Class A	2,245	193,946
McKesson Corp.	718	162,412
Microsoft Corp.	3,180	129,283
Molson Coors Brewing Co., Class B	1,189	88,521
Monsanto Co.	1,325	149,115
Qualcomm, Inc.	2,732	189,437
Quintiles Transnational Holdings, Inc. (a)	2,365	158,384

Description	Shares	Value
Lazard Global Equity Select Portfolio (concluded)
Red Hat, Inc. (a)	1,825	$138,244
Rockwell Automation, Inc.	585	67,854
Schlumberger, Ltd.	2,436	203,260
ServiceMaster Global Holdings, Inc.	2,155	72,731
Springleaf Holdings, Inc. (a)	600	31,062
The Charles Schwab Corp.	3,265	99,387
The Hartford Financial Services Group, Inc.	5,269	220,350
The J.M. Smucker Co.	1,185	137,140
Thermo Fisher Scientific, Inc.	1,045	140,385
Tyco International PLC	3,575	153,939
United Technologies Corp.	1,174	137,593
UnitedHealth Group, Inc.	1,137	134,496
Vertex Pharmaceuticals, Inc. (a)	1,035	122,099
Viacom, Inc., Class B	3,219	219,858
Visa, Inc., Class A	3,088	201,986
Voya Financial, Inc.	3,165	136,443
Xerox Corp.	11,130	143,021
Zoetis, Inc.	3,627	167,894
		7,392,587
Total Common Stocks (Identified cost $11,923,101)		12,885,970
Short-Term Investment | 6.5%
State Street Institutional Treasury Money Market Fund (Identified cost $896,019)	896,019	896,019
Total Investments | 100.5% (Identified cost $12,819,120) (b)		$13,781,989
Liabilities in Excess of Cash and Other Assets | (0.5)%		(73,520)
Net Assets | 100.0%		$13,708,469

Description	Shares	Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 96.8%
Australia | 2.7%
Asaleo Care, Ltd.	64,837	$93,230
Caltex Australia, Ltd.	6,514	173,163
		266,393
Belgium | 1.9%
Anheuser-Busch InBev NV	1,467	179,452
Brazil | 1.4%
Ambev SA	23,500	135,851
Canada | 1.3%
MacDonald Dettwiler & Associates, Ltd.	1,587	122,983
Denmark | 2.2%
Carlsberg A/S, Class B	1,194	98,593
Topdanmark A/S (a)	3,954	118,488
		217,081
Finland | 2.9%
Sampo Oyj, A Shares	5,573	281,607
Indonesia | 0.8%
PT Media Nusantara Citra Tbk	374,300	81,882
Israel | 2.8%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	4,364	271,877
Japan | 7.8%
Asics Corp.	5,500	149,375
Daiwa House Industry Co., Ltd.	7,200	142,123
Don Quijote Holdings Co., Ltd.	1,546	125,910
Makita Corp.	3,150	163,630
SoftBank Corp.	3,080	179,039
		760,077
Macau | 0.4%
Sands China, Ltd.	10,200	42,201
Netherlands | 2.6%
Koninklijke KPN NV	45,829	155,085
Sensata Technologies Holding NV (a)	1,754	100,767
		255,852
Philippines | 1.7%
Alliance Global Group, Inc.	276,900	163,974
South Africa | 6.1%
Mediclinic International, Ltd.	15,820	159,128
Nampak, Ltd.	51,857	173,674
Sanlam, Ltd.	22,287	143,612
Sun International, Ltd.	10,863	112,855
		589,269

Description	Shares	Value
Switzerland | 4.5%
Cie Financiere Richemont SA	529	$42,587
Novartis AG	2,699	266,902
Sunrise Communications Group AG	1,515	131,265
		440,754
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	6,445	151,329
Turkey | 2.3%
Turkcell Iletisim Hizmetleri AS (a)	22,571	115,750
Turkiye Halk Bankasi AS	21,456	105,756
		221,506
United Kingdom | 13.6%
Auto Trader Group PLC	28,316	105,745
British American Tobacco PLC	3,436	177,521
Informa PLC	22,433	187,670
International Consolidated Airlines Group SA (a)	11,036	98,656
Lloyds Banking Group PLC (a)	82,330	95,559
Prudential PLC	6,705	166,017
Rexam PLC	13,229	113,503
Shire PLC	2,577	204,924
Spire Healthcare Group PLC	30,749	170,448
		1,320,043
United States | 40.2%
Advance Auto Parts, Inc.	1,887	282,465
American Airlines Group, Inc.	1,703	89,884
Ameriprise Financial, Inc.	729	95,382
Baxter International, Inc.	1,378	94,393
BorgWarner, Inc.	3,229	195,290
Celgene Corp. (a)	816	94,069
Eastman Chemical Co.	1,174	81,311
EOG Resources, Inc.	1,615	148,079
Google, Inc., Class A (a)	777	431,002
Houghton Mifflin Harcourt Co. (a)	3,085	72,436
J.C. Penney Co., Inc. (a)	6,270	52,731
Kellogg Co.	2,258	148,915
MasterCard, Inc., Class A	2,564	221,504
McDonald’s Corp.	998	97,245
McKesson Corp.	887	200,639
Molson Coors Brewing Co., Class B	2,582	192,230
Parker Hannifin Corp.	1,192	141,586
Springleaf Holdings, Inc. (a)	1,100	56,947
Sysco Corp.	4,879	184,085
The J.M. Smucker Co.	1,382	159,939
Tyco International PLC	3,104	133,658

Description	Shares	Value
Lazard Global Strategic Equity Portfolio (concluded)
United Therapeutics Corp. (a)	1,147	$197,783
Viacom, Inc., Class B	2,077	141,859
Visa, Inc., Class A	3,256	212,975
Xerox Corp.	13,574	174,426
		3,900,833
Total Common Stocks (Identified cost $9,152,453)		9,402,964
Short-Term Investment | 1.2%
State Street Institutional Treasury Money Market Fund (Identified cost $116,159)	116,159	116,159
Total Investments | 98.0% (Identified cost $9,268,612) (b)		$9,519,123
Cash and Other Assets in Excess of Liabilities | 2.0%		189,880
Net Assets | 100.0%		$9,709,003

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 95.0%
Argentina | 1.0%
YPF Sociedad Anonima Sponsored ADR	5,182,781	$142,267,338
Brazil | 12.5%
Ambev SA ADR	35,425,240	204,049,382
Banco do Brasil SA	49,663,110	356,498,206
BB Seguridade Participacoes SA	23,986,900	246,516,683
CCR SA	21,407,400	109,332,650
CEMIG SA Sponsored ADR	21,177,331	86,615,284
Cielo SA	19,875,921	284,542,254
Localiza Rent a Car SA	7,669,612	87,232,510
Natura Cosmeticos SA	8,060,300	67,936,291
Souza Cruz SA	15,508,625	123,425,632
Vale SA Sponsored ADR	10,903,200	61,603,080
Via Varejo SA (a)	12,927,700	66,389,373
		1,694,141,345
China | 11.1%
Baidu, Inc. Sponsored ADR (a)	1,257,800	262,125,520
China Construction Bank Corp., Class H	610,733,220	506,740,974
China Shenhua Energy Co., Ltd., Class H	43,149,000	110,178,579
CNOOC, Ltd.	123,873,000	175,082,729
NetEase, Inc. ADR	3,379,504	355,861,771
Weichai Power Co., Ltd., Class H	24,415,000	94,264,707
		1,504,254,280
Colombia | 0.3%
Pacific Rubiales Energy Corp.	17,180,398	40,965,459
Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	24,212,175	169,951,600
Hong Kong | 3.6%
China Mobile, Ltd. Sponsored ADR	5,737,804	373,129,394
Huabao International Holdings, Ltd.	157,293,000	117,467,285
		490,596,679
Hungary | 1.3%
OTP Bank Nyrt.	9,334,242	177,155,339
India | 9.1%
Axis Bank, Ltd.	33,237,161	295,996,334
Bajaj Auto, Ltd.	2,824,791	91,144,989
Bharat Heavy Electricals, Ltd.	28,408,477	107,338,930
HCL Technologies, Ltd.	8,327,368	130,745,193
Hero MotoCorp, Ltd.	3,083,047	130,036,312
Punjab National Bank (a)	68,819,120	159,366,221
Tata Consultancy Services, Ltd.	7,793,168	318,560,372
		1,233,188,351

Description	Shares	Value
Indonesia | 6.5%
PT Astra International Tbk	242,523,600	$158,845,677
PT Bank Mandiri (Persero) Tbk	258,548,230	246,396,791
PT Semen Indonesia (Persero) Tbk	84,078,000	87,581,343
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	5,993,655	260,963,739
PT United Tractors Tbk	76,140,784	126,793,052
		880,580,602
Macau | 0.9%
Wynn Macau, Ltd.	56,022,000	120,842,330
Malaysia | 0.8%
British American Tobacco Malaysia Berhad	5,703,000	105,729,170
Mexico | 1.6%
Grupo Mexico SAB de CV, Series B	36,792,747	108,495,608
Kimberly-Clark de Mexico SAB de CV, Series A	49,518,895	103,462,627
		211,958,235
Pakistan | 1.3%
Oil & Gas Development Co., Ltd.	43,563,549	77,552,333
Pakistan Petroleum, Ltd.	67,610,602	102,392,560
		179,944,893
Philippines | 1.6%
Philippine Long Distance Telephone Co. Sponsored ADR	3,593,450	224,554,690
Russia | 7.8%
ALROSA AO	82,275,221	99,663,266
Eurasia Drilling Co., Ltd. GDR	2,371,721	45,555,531
Gazprom OAO Sponsored ADR	39,575,454	186,587,066
Lukoil OAO Sponsored ADR	2,386,083	110,176,321
Magnit PJSC Sponsored GDR	480,208	24,494,124
Magnit PJSC Sponsored GDR (c), (d)	1,761,265	89,912,578
MegaFon OAO GDR	572,976	9,165,920
MegaFon OAO GDR (c), (d)	5,557,964	88,927,424
Mobile TeleSystems OJSC Sponsored ADR	15,899,643	160,586,394
Oriflame Cosmetics SA SDR	2,134,411	28,553,374
Sberbank of Russia (a)	208,334,173	223,368,609
		1,066,990,607
South Africa | 8.6%
Imperial Holdings, Ltd.	7,201,561	114,553,078
Nedbank Group, Ltd.	5,810,647	113,718,040
PPC, Ltd.	38,911,637	58,808,072
Sanlam, Ltd.	17,370,545	111,931,284
Shoprite Holdings, Ltd.	14,816,695	200,119,550
Standard Bank Group, Ltd.	9,710,902	134,111,097
The Bidvest Group, Ltd.	4,603,082	124,752,331

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio (concluded)
Tiger Brands, Ltd.	3,112,349	$78,369,993
Vodacom Group, Ltd.	9,308,249	101,839,424
Woolworths Holdings, Ltd.	17,833,825	126,686,889
		1,164,889,758
South Korea | 13.9%
Coway Co., Ltd.	1,487,782	122,418,355
Hanwha Life Insurance Co., Ltd.	27,090,706	179,982,571
Hyundai Mobis Co., Ltd.	909,768	201,952,099
KB Financial Group, Inc.	6,884,058	243,099,209
KT&G Corp.	2,093,713	167,381,148
Samsung Electronics Co., Ltd.	322,793	418,437,383
Shinhan Financial Group Co., Ltd.	7,748,374	291,953,905
SK Hynix, Inc.	6,375,630	260,670,575
		1,885,895,245
Taiwan | 5.1%
Hon Hai Precision Industry Co., Ltd.	46,745,448	136,650,911
Taiwan Semiconductor Manufacturing Co., Ltd.	120,634,284	559,661,078
		696,311,989
Thailand | 2.6%
CP All Public Co. Ltd. (c)	100,624,900	126,786,137
Kasikornbank Public Co. Ltd.	1,108,100	7,820,182
PTT Exploration & Production Public Co. Ltd. (c)	26,085,570	87,379,445
The Siam Cement Public Co. Ltd.	8,389,200	131,435,958
		353,421,722
Turkey | 4.2%
Akbank TAS	57,849,408	169,841,797
KOC Holding AS	26,228,197	119,338,453
Turkcell Iletisim Hizmetleri AS (a)	22,303,026	114,375,085
Turkiye Is Bankasi AS, C Shares	73,588,923	165,824,385
		569,379,720
Total Common Stocks (Identified cost $13,413,570,738)		12,913,019,352
Short-Term Investment | 3.9%
State Street Institutional Treasury Money Market Fund (Identified cost $533,313,040)	533,313,040	533,313,040
Total Investments | 98.9% (Identified cost $13,946,883,778) (b)		$13,446,332,392
Cash and Other Assets in Excess of Liabilities | 1.1%		144,509,186
Net Assets | 100.0%		$13,590,841,578

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 94.1%
Brazil | 2.9%
Cosan, Ltd., Class A	32,295	$204,427
Embraer SA Sponsored ADR	12,300	378,225
Klabin SA	83,460	475,936
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	20,035	278,408
		1,336,996
China | 23.2%
Alibaba Group Holding, Ltd. Sponsored ADR	5,500	457,820
Anhui Conch Cement Co., Ltd., Class H	187,000	708,297
Baidu, Inc. Sponsored ADR (a)	4,554	949,054
Beijing Capital International Airport Co., Ltd., Class H	476,000	465,614
China Lesso Group Holdings, Ltd.	519,000	307,357
CSR Corp., Ltd., Class H	404,000	536,515
ENN Energy Holdings, Ltd.	84,000	513,901
Industrial and Commercial Bank of China, Ltd., Class H	2,755,000	2,030,129
Lenovo Group, Ltd.	426,000	619,404
NetEase, Inc. ADR	5,800	610,740
PICC Property & Casualty Co., Ltd., Class H	359,180	709,975
Ping An Insurance (Group) Co. of China, Ltd., Class H	96,500	1,163,898
Sinotrans, Ltd., Class H	608,000	347,004
Vipshop Holdings, Ltd. ADS (a)	27,400	806,656
WuXi PharmaTech Cayman, Inc. ADR (a)	11,530	447,133
		10,673,497
Hong Kong | 4.5%
China Mobile, Ltd. Sponsored ADR	21,700	1,411,151
Haier Electronics Group Co., Ltd.	254,000	663,102
		2,074,253
India | 8.0%
Dr Reddy’s Laboratories, Ltd. ADR	14,475	826,523
HDFC Bank, Ltd. ADR	16,169	952,192
ICICI Bank, Ltd. Sponsored ADR	104,300	1,080,548
Tata Motors, Ltd. Sponsored ADR	17,845	804,096
		3,663,359
Indonesia | 3.0%
PT Bank Mandiri (Persero) Tbk	685,400	653,187
PT Matahari Department Store Tbk	471,400	708,217
		1,361,404
Mexico | 5.5%
Alsea SAB de CV (a)	110,200	322,649
Fibra Uno Administracion SA de CV REIT	168,500	446,285

Description	Shares	Value
Gruma SAB de CV	45,900	$584,045
Grupo Financiero Banorte SAB de CV, Class O	88,700	514,284
Grupo Televisa SAB Sponsored ADR (a)	20,600	680,006
		2,547,269
Peru | 1.0%
Credicorp, Ltd.	3,250	457,047
Philippines | 4.0%
Alliance Global Group, Inc.	734,800	435,132
BDO Unibank, Inc.	286,110	791,222
GT Capital Holdings, Inc.	21,005	627,406
		1,853,760
Poland | 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	30,325	271,673
Russia | 1.2%
Magnit PJSC Sponsored GDR	5,687	290,079
MegaFon OAO GDR	8,948	143,141
MegaFon OAO GDR (c), (d)	8,165	130,640
		563,860
South Africa | 4.7%
Aspen Pharmacare Holdings, Ltd.	13,175	417,154
Mondi PLC	33,219	636,329
MTN Group, Ltd.	23,198	390,956
Naspers, Ltd., N Shares	4,729	726,086
		2,170,525
South Korea | 10.4%
DGB Financial Group, Inc.	72,052	785,376
Hotel Shilla Co., Ltd.	7,411	653,746
KEPCO Plant Service & Engineering Co., Ltd.	9,455	831,591
Samsung Electronics Co., Ltd.	665	862,041
SK Hynix, Inc.	25,682	1,050,021
SK Telecom Co., Ltd. Sponsored ADR	21,800	593,178
		4,775,953
Taiwan | 19.0%
Advanced Semiconductor Engineering, Inc. ADR	113,500	817,200
Delta Electronics, Inc.	80,000	503,605
Eclat Textile Co., Ltd.	87,760	1,150,518
Hermes Microvision, Inc.	7,000	402,747
Hon Hai Precision Industry Co., Ltd. GDR	135,532	783,607
Largan Precision Co., Ltd.	19,000	1,628,916
MediaTek, Inc.	26,000	351,451
Mega Financial Holding Co., Ltd.	601,000	497,911
Merida Industry Co., Ltd.	83,800	657,862
President Chain Store Corp.	55,000	413,564

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	65,949	$1,548,483
		8,755,864
Thailand | 2.8%
Bangkok Bank Public Co. Ltd.	58,500	333,483
Kasikornbank Public Co. Ltd.	132,400	934,385
		1,267,868
Turkey | 3.3%
TAV Havalimanlari Holding AS	102,363	857,592
Turk Traktor ve Ziraat Makineleri AS	12,404	369,287
Turkiye Garanti Bankasi AS	93,352	305,409
		1,532,288
Total Common Stocks (Identified cost $40,663,368)		43,305,616
Preferred Stock | 1.9%
Brazil | 1.9%
Itau Unibanco Holding SA Sponsored ADR (Identified cost $1,134,775)	78,152	864,361
Right | 0.0%
Philippines | 0.0%
GT Capital Holdings, Inc. Expires 04/08/15 (Identified cost $0)	20,105	0
Short-Term Investment | 2.8%
State Street Institutional Treasury Money Market Fund (Identified cost $1,300,091)	1,300,091	1,300,091
Total Investments | 98.8% (Identified cost $43,098,234) (b)		$45,470,068
Cash and Other Assets in Excess of Liabilities | 1.2%		538,863
Net Assets | 100.0%		$46,008,931

Description	Shares	Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 95.8%
Brazil | 5.9%
Estacio Participacoes SA	1,111,500	$6,456,803
Gerdau SA Sponsored ADR	1,385,750	4,434,400
Localiza Rent a Car SA	261,320	2,972,197
Petroleo Brasileiro SA Sponsored ADR	659,800	4,018,182
Vale SA Sponsored ADR	592,615	3,348,275
Via Varejo SA (a)	503,200	2,584,151
		23,814,008
China | 21.3%
AAC Technologies Holdings, Inc.	595,700	3,672,604
Agricultural Bank of China, Ltd., Class H	19,870,500	9,819,628
Anhui Conch Cement Co., Ltd., Class H	3,127,500	11,845,981
Baidu, Inc. Sponsored ADR (a)	55,310	11,526,604
China Construction Bank Corp., Class H	4,676,184	3,879,949
China Merchants Bank Co., Ltd., Class H	3,469,211	8,472,086
China National Materials Co., Ltd., Class H	13,709,890	3,875,338
China Oilfield Services, Ltd., Class H	1,968,000	3,261,451
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	251,200	5,569,104
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,097,500	13,237,074
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,720,500	11,205,745
		86,365,564
Colombia | 2.4%
Bancolombia SA Sponsored ADR	151,700	5,966,361
Cemex Latam Holdings SA (a)	547,919	2,844,964
Pacific Rubiales Energy Corp.	397,229	947,165
		9,758,490
Hong Kong | 6.7%
China State Construction International Holdings, Ltd.	8,773,340	12,199,614
Melco Crown Entertainment, Ltd. ADR	148,300	3,182,518
Techtronic Industries Co., Ltd.	3,516,000	11,887,739
		27,269,871
India | 13.4%
Adani Ports & Special Economic Zone, Ltd.	782,435	3,847,322
Aurobindo Pharma, Ltd.	523,203	10,174,536
Glenmark Pharmaceuticals, Ltd.	579,926	7,275,892
HDFC Bank, Ltd. Sponsored ADR	132,755	7,817,942
ICICI Bank, Ltd. Sponsored ADR	540,475	5,599,321
Reliance Industries, Ltd.	559,477	7,351,607
Shriram Transport Finance Co., Ltd.	431,848	7,653,711

Description	Shares	Value
Tata Motors, Ltd. Sponsored ADR	102,630	$4,624,508
		54,344,839
Indonesia | 2.2%
PT Bank Rakyat Indonesia (Persero) Tbk	8,624,500	8,746,660
Mexico | 3.2%
Genomma Lab Internacional SAB de CV, B Shares (a)	2,119,700	1,980,249
Grupo Financiero Banorte SAB de CV, Class O	1,905,057	11,045,546
		13,025,795
Peru | 2.4%
Credicorp, Ltd.	70,600	9,928,478
Poland | 0.9%
Eurocash SA	408,235	3,526,536
Russia | 8.9%
Globaltrans Investment PLC Sponsored GDR	442,762	2,001,921
NovaTek OAO Sponsored GDR	103,606	7,710,462
Sberbank of Russia (a)	5,835,799	6,256,940
TMK OAO GDR	699,429	2,091,054
X5 Retail Group NV GDR (a)	859,193	13,181,491
Yandex NV Class A (a)	321,600	4,877,064
		36,118,932
South Africa | 1.5%
Exxaro Resources, Ltd.	368,753	3,055,805
Standard Bank Group, Ltd.	220,055	3,039,040
		6,094,845
South Korea | 7.5%
Halla Visteon Climate Control Corp.	139,208	4,805,594
Kia Motors Corp.	108,771	4,418,631
Korea Aerospace Industries, Ltd.	193,928	9,856,197
Samsung Electronics Co., Ltd.	8,690	11,264,869
		30,345,291
Taiwan | 10.7%
Advanced Semiconductor Engineering, Inc.	5,673,000	7,694,868
Catcher Technology Co., Ltd.	892,000	9,330,463
Eclat Textile Co., Ltd.	403,000	5,283,257
Hiwin Technologies Corp.	575,821	4,251,747
MediaTek, Inc.	271,000	3,663,206
Taiwan Semiconductor Manufacturing Co., Ltd.	2,851,000	13,226,702
		43,450,243
Turkey | 6.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,408,626	6,680,900

Description	Shares	Value
Lazard Developing Markets Equity Portfolio (concluded)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,480,432	$8,469,872
Ford Otomotiv Sanayi AS	403,361	5,217,767
TAV Havalimanlari Holding AS	647,178	5,422,024
		25,790,563
United States | 2.5%
First Cash Financial Services, Inc. (a)	61,200	2,847,024
Freeport-McMoRan, Inc.	393,700	7,460,615
		10,307,639
Total Common Stocks (Identified cost $429,434,491)		388,887,754
Preferred Stocks | 2.0%
Brazil | 2.0%
Banco Bradesco SA ADR	656,386	6,091,258
Marcopolo SA	2,679,800	1,939,603
Total Preferred Stocks (Identified cost $13,106,633)		8,030,861
Short-Term Investment | 2.3%
State Street Institutional Treasury Money Market Fund (Identified cost $9,208,509)	9,208,509	9,208,509
Total Investments | 100.1% (Identified cost $451,749,633) (b)		$406,127,124
Liabilities in Excess of Cash and Other Assets | (0.1)%		(218,933)
Net Assets | 100.0%		$405,908,191

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 98.5%
Argentina | 1.1%
YPF Sociedad Anonima Sponsored ADR	206,565	$5,670,209
Brazil | 8.0%
Ambev SA ADR	854,075	4,919,472
Banco ABC Brasil SA (a)	15,753	55,775
Banco do Brasil SA	853,757	6,128,550
Cielo SA Sponsored ADR	493,747	7,026,020
Companhia de Locacao das Americas	205,900	222,574
Estacio Participacoes SA	835,900	4,855,818
GAEC Educacao SA	176,345	840,962
Iochpe-Maxion SA	382,600	1,204,785
Localiza Rent a Car SA	494,200	5,620,924
Natura Cosmeticos SA	206,595	1,741,287
Petroleo Brasileiro SA Sponsored ADR	420,550	2,561,149
Souza Cruz SA	464,335	3,695,417
Tegma Gestao Logistica SA	266,345	1,217,582
Via Varejo SA (a)	355,300	1,824,620
		41,914,935
Cambodia | 0.4%
NagaCorp, Ltd.	2,996,000	1,983,574
China | 19.0%
AAC Technologies Holdings, Inc.	654,640	4,035,980
Agricultural Bank of China, Ltd., Class H	17,503,000	8,649,654
Anhui Conch Cement Co., Ltd., Class H	1,716,000	6,499,665
Baidu, Inc. Sponsored ADR (a)	84,062	17,518,521
China Animal Healthcare, Ltd.	2,961,000	2,008,889
China Construction Bank Corp., Class H	13,791,281	11,442,979
China Lesso Group Holdings, Ltd.	3,437,000	2,035,427
China Oilfield Services, Ltd., Class H	1,120,000	1,856,110
China Pioneer Pharma Holdings, Ltd.	3,024,000	1,944,214
China Shenhua Energy Co., Ltd., Class H	2,112,500	5,394,152
China ZhengTong Auto Services Holdings, Ltd.	4,660,000	2,196,565
CNOOC, Ltd.	4,497,800	6,357,213
Cosmo Lady China Holdings Co., Ltd.	2,338,000	1,653,444
Greatview Aseptic Packaging Co., Ltd.	4,455,000	2,318,661
Kingdee International Software Group Co., Ltd. (a)	4,892,000	2,053,910
NetEase, Inc. ADR	118,585	12,487,000
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	72,900	1,616,193
Ping An Insurance (Group) Co. of China, Ltd., Class H	759,500	9,160,417
		99,228,994

Description	Shares	Value
Colombia | 0.9%
Bancolombia SA Sponsored ADR	79,420	$3,123,589
Pacific Rubiales Energy Corp.	678,485	1,617,800
		4,741,389
Egypt | 1.0%
Commercial International Bank Egypt SAE GDR	709,132	4,977,583
Edita Food Industries SAE	6,100	74,908
		5,052,491
Georgia | 0.3%
Bank of Georgia Holdings PLC	63,047	1,622,744
Hong Kong | 4.6%
China Mobile, Ltd. Sponsored ADR	119,086	7,744,163
China State Construction International Holdings, Ltd.	5,948,504	8,271,587
Future Bright Holdings, Ltd.	4,200,000	745,275
Pacific Textiles Holdings, Ltd.	1,217,000	1,678,327
Techtronic Industries Co., Ltd.	1,696,500	5,735,936
		24,175,288
Hungary | 0.9%
OTP Bank Nyrt.	236,608	4,490,602
India | 10.0%
Aurobindo Pharma, Ltd.	344,456	6,698,509
Axis Bank, Ltd.	1,756,006	15,638,259
Bajaj Auto, Ltd.	121,640	3,924,849
Dewan Housing Finance Corp., Ltd.	329,250	2,450,443
HCL Technologies, Ltd.	244,735	3,842,502
ICICI Bank, Ltd. Sponsored ADR	601,865	6,235,322
Reliance Industries, Ltd.	347,966	4,572,322
Tata Motors, Ltd. Sponsored ADR	126,539	5,701,847
UPL, Ltd.	468,924	3,309,423
		52,373,476
Indonesia | 5.7%
PT Bank Mandiri (Persero) Tbk	7,609,000	7,251,387
PT Bank Rakyat Indonesia (Persero) Tbk	8,999,418	9,126,888
PT Pakuwon Jati Tbk	55,086,500	2,165,075
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	157,850	6,872,789
PT United Tractors Tbk	2,488,480	4,143,929
		29,560,068
Macau | 0.9%
Wynn Macau, Ltd.	2,159,530	4,658,217
Malaysia | 0.7%
Berjaya Auto Berhad	1,940,000	1,977,426

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
Kossan Rubber Industries Berhad	1,076,900	$1,648,250
		3,625,676
Mexico | 3.3%
Credito Real SAB de CV	769,115	1,813,686
Genomma Lab Internacional SAB de CV, B Shares (a)	1,876,356	1,752,914
Grupo Financiero Banorte SAB de CV, Class O	902,300	5,231,548
Grupo Financiero Interacciones SA de CV, Class O	235,601	1,559,398
Grupo Mexico SAB de CV, Series B	949,401	2,799,623
Kimberly-Clark de Mexico SAB de CV, Series A	2,053,600	4,290,703
		17,447,872
Peru | 0.7%
Credicorp, Ltd.	27,196	3,824,573
Philippines | 0.8%
Philippine Long Distance Telephone Co. Sponsored ADR	68,202	4,261,943
Poland | 0.6%
Eurocash SA	363,132	3,136,914
Russia | 7.6%
Gazprom OAO Sponsored ADR	799,921	3,771,401
Lukoil OAO Sponsored ADR	83,573	3,838,508
MegaFon OAO GDR	12,402	198,395
MegaFon OAO GDR (c), (d)	188,728	3,019,648
Mobile TeleSystems OJSC Sponsored ADR	439,900	4,442,990
NovaTek OAO Sponsored GDR	68,480	5,096,350
Oriflame Cosmetics SA SDR	128,345	1,716,953
Sberbank of Russia (a)	3,015,164	3,232,753
Sberbank of Russia Sponsored ADR	1,033,377	4,515,858
X5 Retail Group NV GDR (a)	450,410	6,910,060
Yandex NV Class A (a)	175,685	2,664,263
		39,407,179
South Africa | 2.0%
Standard Bank Group, Ltd.	459,765	6,349,522
Sun International, Ltd.	149,315	1,551,231
Tiger Brands, Ltd.	108,264	2,726,124
		10,626,877
South Korea | 10.2%
Eugene Technology Co., Ltd.	152,338	1,949,280
Fila Korea, Ltd.	22,401	2,180,009
Hanwha Life Insurance Co., Ltd.	770,702	5,120,314
Hyundai Mobis Co., Ltd.	29,769	6,608,181
KT&G Corp.	59,557	4,761,263

Description	Shares	Value
Partron Co., Ltd.	149,406	$1,921,962
Samsung Electronics Co., Ltd.	12,332	15,986,003
Shinhan Financial Group Co., Ltd.	173,254	6,528,103
SK Hynix, Inc.	201,404	8,234,496
		53,289,611
Taiwan | 11.6%
Actron Technology Corp.	468,000	1,837,574
Advanced Semiconductor Engineering, Inc.	2,972,000	4,031,226
Catcher Technology Co., Ltd.	644,000	6,736,343
Chailease Holding Co., Ltd.	850,900	2,117,869
Chicony Electronics Co., Ltd.	860,520	2,409,522
Eclat Textile Co., Ltd.	147,000	1,927,143
Hon Hai Precision Industry Co., Ltd.	1,419,712	4,150,242
King Slide Works Co., Ltd.	102,000	1,534,750
Macauto Industrial Co., Ltd.	572,000	2,465,023
Makalot Industrial Co., Ltd.	219,661	1,577,650
MediaTek, Inc.	183,000	2,473,678
Radiant Opto-Electronics Corp.	530,280	1,648,332
Silergy Corp.	265,000	2,014,431
Sinmag Equipment Corp.	386,760	2,279,112
Taiwan Semiconductor Manufacturing Co., Ltd.	4,578,000	21,238,808
Voltronic Power Technology Corp.	194,000	1,922,119
		60,363,822
Thailand | 0.7%
KCE Electronics Public Co. Ltd (c)	1,157,400	1,885,132
Supalai Public Co. Ltd. (c)	2,417,600	1,597,370
		3,482,502
Turkey | 6.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	809,288	3,838,331
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,542,626	4,011,211
Ford Otomotiv Sanayi AS	265,861	3,439,104
KOC Holding AS ADR	296,767	6,763,320
TAV Havalimanlari Holding AS	496,061	4,155,974
Turkcell Iletisim Hizmetleri AS ADR (a)	359,075	4,678,747
Turkiye Is Bankasi AS, C Shares	2,382,614	5,368,953
Turkiye Sinai Kalkinma Bankasi AS	2,764,254	2,114,503
		34,370,143
United Arab Emirates | 0.3%
Al Noor Hospitals Group PLC	117,189	1,761,930
United States | 0.6%
Freeport-McMoRan, Inc.	174,300	3,302,985
Total Common Stocks (Identified cost $539,140,066)		514,374,014

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Preferred Stocks | 0.9%
Brazil | 0.9%
Banco ABC Brasil SA	425,662	$1,533,773
Marcopolo SA	2,197,900	1,590,810
Vale SA Sponsored ADR	347,215	1,683,993
Total Preferred Stocks (Identified cost $10,727,089)		4,808,576
Short-Term Investment | 0.4%
State Street Institutional Treasury Money Market Fund (Identified cost $2,272,442)	2,272,442	2,272,442
Total Investments | 99.8% (Identified cost $552,139,597) (b)		$521,455,032
Cash and Other Assets in Excess of Liabilities | 0.2%		879,195
Net Assets | 100.0%		$522,334,227

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio
Common Stocks | 56.9%
Argentina | 0.7%
YPF Sociedad Anonima Sponsored ADR	47,087	$1,292,538
Brazil | 4.8%
Ambev SA ADR	198,300	1,142,208
Banco ABC Brasil SA (a)	2,750	9,737
Banco do Brasil SA	188,745	1,354,874
Cielo SA Sponsored ADR	107,609	1,531,276
Companhia de Locacao das Americas	32,600	35,240
Estacio Participacoes SA	160,540	932,591
GAEC Educacao SA	38,570	183,934
Iochpe-Maxion SA	83,800	263,881
Localiza Rent a Car SA	107,400	1,221,544
Natura Cosmeticos SA	47,155	397,446
Petroleo Brasileiro SA Sponsored ADR	76,840	467,956
Souza Cruz SA	105,964	843,316
Tegma Gestao Logistica SA	59,152	270,410
Via Varejo SA (a)	66,375	340,865
		8,995,278
Cambodia | 0.2%
NagaCorp, Ltd.	668,565	442,640
China | 10.9%
AAC Technologies Holdings, Inc.	118,000	727,492
Agricultural Bank of China, Ltd., Class H	3,204,000	1,583,357
Anhui Conch Cement Co., Ltd., Class H	268,500	1,016,993
Baidu, Inc. Sponsored ADR (a)	18,207	3,794,339
China Animal Healthcare, Ltd.	644,000	436,922
China Construction Bank Corp., Class H	3,044,065	2,525,739
China Lesso Group Holdings, Ltd.	751,775	445,209
China Oilfield Services, Ltd., Class H	200,000	331,448
China Pioneer Pharma Holdings, Ltd.	658,000	423,046
China Shenhua Energy Co., Ltd., Class H	477,000	1,217,993
China ZhengTong Auto Services Holdings, Ltd.	1,028,070	484,597
CNOOC, Ltd.	998,000	1,410,578
Cosmo Lady China Holdings Co., Ltd.	512,000	362,089
Greatview Aseptic Packaging Co., Ltd.	914,000	475,703
Kingdee International Software Group Co., Ltd. (a)	1,072,000	450,080
NetEase, Inc. ADR	26,265	2,765,704
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	15,955	353,722
Ping An Insurance (Group) Co. of China, Ltd., Class H	127,675	1,539,903
		20,344,914

Description	Shares	Value
Colombia | 0.5%
Bancolombia SA Sponsored ADR	14,920	$586,804
Pacific Rubiales Energy Corp.	120,155	286,501
		873,305
Egypt | 0.6%
Commercial International Bank Egypt SAE GDR	162,717	1,142,153
Edita Food Industries SAE	1,400	17,192
		1,159,345
Georgia | 0.2%
Bank of Georgia Holdings PLC	13,837	356,145
Hong Kong | 2.6%
China Mobile, Ltd. Sponsored ADR	27,228	1,770,637
China State Construction International Holdings, Ltd.	1,056,125	1,468,576
Future Bright Holdings, Ltd.	896,175	159,023
Pacific Textiles Holdings, Ltd.	266,000	366,832
Techtronic Industries Co., Ltd.	309,500	1,046,432
		4,811,500
Hungary | 0.5%
OTP Bank Nyrt.	52,363	993,802
India | 5.8%
Aurobindo Pharma, Ltd.	62,987	1,224,885
Axis Bank, Ltd.	389,955	3,472,777
Bajaj Auto, Ltd.	26,885	867,474
Dewan Housing Finance Corp., Ltd.	72,107	536,656
HCL Technologies, Ltd.	56,251	883,178
ICICI Bank, Ltd. Sponsored ADR	112,705	1,167,624
Reliance Industries, Ltd.	62,280	818,368
Tata Motors, Ltd. Sponsored ADR	23,396	1,054,224
UPL, Ltd.	102,385	722,580
		10,747,766
Indonesia | 3.3%
PT Bank Mandiri (Persero) Tbk	1,665,800	1,587,510
PT Bank Rakyat Indonesia (Persero) Tbk	1,672,700	1,696,393
PT Pakuwon Jati Tbk	12,104,160	475,732
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	35,047	1,525,946
PT United Tractors Tbk	574,715	957,041
		6,242,622
Macau | 0.6%
Wynn Macau, Ltd.	473,200	1,020,717
Malaysia | 0.4%
Berjaya Auto Berhad	397,400	405,066

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Kossan Rubber Industries Berhad	234,185	$358,432
		763,498
Mexico | 2.0%
Credito Real SAB de CV	168,155	396,534
Genomma Lab Internacional SAB de CV, B Shares (a)	340,055	317,683
Grupo Financiero Banorte SAB de CV, Class O	164,900	956,093
Grupo Financiero Interacciones SA de CV, Class O	51,607	341,577
Grupo Mexico SAB de CV, Series B	215,009	634,025
Kimberly-Clark de Mexico SAB de CV, Series A	474,835	992,100
		3,638,012
Peru | 0.4%
Credicorp, Ltd.	5,185	729,167
Philippines | 0.5%
Philippine Long Distance Telephone Co. Sponsored ADR	15,940	996,091
Poland | 0.3%
Eurocash SA	68,262	589,681
Russia | 4.3%
Gazprom OAO Sponsored ADR	176,989	834,453
Lukoil OAO Sponsored ADR	19,085	876,574
MegaFon OAO GDR	11,785	188,525
MegaFon OAO GDR (c), (d)	32,786	524,576
Mobile TeleSystems OJSC Sponsored ADR	100,310	1,013,131
NovaTek OAO Sponsored GDR	12,818	953,928
Oriflame Cosmetics SA SDR	25,084	335,565
Sberbank of Russia (a)	554,221	594,216
Sberbank of Russia Sponsored ADR	234,812	1,026,129
X5 Retail Group NV GDR (a)	81,624	1,252,252
Yandex NV Class A (a)	32,800	497,412
		8,096,761
South Africa | 1.2%
Standard Bank Group, Ltd.	101,947	1,407,925
Sun International, Ltd.	32,700	339,720
Tiger Brands, Ltd.	22,447	565,223
		2,312,868
South Korea | 5.9%
Eugene Technology Co., Ltd.	33,592	429,835
Fila Korea, Ltd.	4,906	477,440
Hanwha Life Insurance Co., Ltd.	171,308	1,138,119
Hyundai Mobis Co., Ltd.	6,536	1,450,874
KT&G Corp.	8,605	687,924

Description	Shares	Value
Partron Co., Ltd.	32,695	$420,589
Samsung Electronics Co., Ltd.	2,508	3,251,127
Shinhan Financial Group Co., Ltd.	38,386	1,446,361
SK Hynix, Inc.	43,790	1,790,374
		11,092,643
Taiwan | 6.5%
Actron Technology Corp.	100,000	392,644
Advanced Semiconductor Engineering, Inc.	546,000	740,595
Catcher Technology Co., Ltd.	118,000	1,234,299
Chailease Holding Co., Ltd.	189,500	471,661
Chicony Electronics Co., Ltd.	190,545	533,540
Eclat Textile Co., Ltd.	27,000	353,965
Hon Hai Precision Industry Co., Ltd. GDR	127,501	737,174
King Slide Works Co., Ltd.	22,000	331,025
Macauto Industrial Co., Ltd.	127,000	547,304
Makalot Industrial Co., Ltd.	48,343	347,209
MediaTek, Inc.	33,000	446,073
Radiant Opto-Electronics Corp.	116,930	363,467
Silergy Corp.	58,000	440,894
Sinmag Equipment Corp.	85,720	505,134
Taiwan Semiconductor Manufacturing Co., Ltd.	319,000	1,479,943
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	122,685	2,880,644
Voltronic Power Technology Corp.	43,000	426,037
		12,231,608
Thailand | 0.4%
KCE Electronics Public Co. Ltd (c)	254,200	414,032
Supalai Public Co. Ltd. (c)	530,600	350,581
		764,613
Turkey | 3.8%
Aselsan Elektronik Sanayi Ve Ticaret AS	151,033	716,327
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	647,654	733,319
Ford Otomotiv Sanayi AS	49,605	641,677
KOC Holding AS ADR	66,104	1,506,510
TAV Havalimanlari Holding AS	91,844	769,464
Turkcell Iletisim Hizmetleri AS ADR (a)	79,027	1,029,722
Turkiye Is Bankasi AS, C Shares	524,981	1,182,986
Turkiye Sinai Kalkinma Bankasi AS	589,804	451,168
		7,031,173
United Arab Emirates | 0.2%
Al Noor Hospitals Group PLC	25,662	385,827
United States | 0.3%
Freeport-McMoRan, Inc.	31,600	598,820

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Total Common Stocks (Identified cost $112,515,269)		$106,511,334
Preferred Stocks | 0.5%
Brazil | 0.5%
Banco ABC Brasil SA	94,046	338,873
Marcopolo SA	438,720	317,540
Vale SA Sponsored ADR	79,210	384,168
Total Preferred Stocks (Identified cost $2,110,985)		1,040,581

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 5.3%
Argentina | 0.1%
YPF Sociedad Anonima, 8.750%, 04/04/24	USD	200	$205,460
Brazil | 0.2%
Banco do Brasil SA, 9.000%, 06/18/24 (e)	USD	200	173,000
Klabin Finance SA, 5.250%, 07/16/24	USD	225	218,780
			391,780
Bulgaria | 0.1%
ContourGlobal Power Holdings SA, 7.125%, 06/01/19 (d)	USD	150	153,750
Chile | 0.5%
Colbun SA, 4.500%, 07/10/24	USD	225	231,192
Empresa Electrica Angamos SA, 4.875%, 05/25/29 (d)	USD	200	199,750
ENTEL Chile SA, 4.875%, 10/30/24	USD	200	209,700
SACI Falabella, 4.375%, 01/27/25 (d)	USD	200	205,250
			845,892
China | 0.5%
Bank of China, Ltd., 5.000%, 11/13/24	USD	200	211,023
BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21	USD	200	197,000
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	200	199,500
ENN Energy Holdings, Ltd., 6.000%, 05/13/21	USD	200	224,957
Green Dragon Gas, Ltd., 10.000%, 11/20/17	USD	200	196,000
			1,028,480
Description	Security Currency	Principal Amount (000)	Value
Colombia | 0.4%
Bancolombia SA, 5.125%, 09/11/22	USD	100	$100,650
Grupo Aval, Ltd., 4.750%, 09/26/22	USD	225	223,808
Millicom International Cellular SA, 6.000%, 03/15/25 (d)	USD	200	200,704
Oleoducto Central SA, 4.000%, 05/07/21	USD	175	174,125
			699,287
Georgia | 0.1%
Bank of Georgia JSC, 7.750%, 07/05/17	USD	200	206,500
Guatemala | 0.2%
Comcel Trust, 6.875%, 02/06/24 (d)	USD	125	132,800
Industrial Senior Trust:
5.500%, 11/01/22	USD	100	96,417
5.500%, 11/01/22 (d)	USD	200	193,460
			422,677
India | 0.2%
Bharti Airtel International Netherlands BV, 5.125%, 03/11/23	USD	200	216,110
Reliance Industries, Ltd., 4.125%, 01/28/25 (d)	USD	250	251,022
			467,132
Indonesia | 0.3%
PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	225	149,062
PT Perusahaan Gas Negara Persero Tbk, 5.125%, 05/16/24	USD	300	319,470
			468,532
Iraq | 0.1%
Genel Energy Finance, Ltd., 7.500%, 05/14/19	USD	200	176,500
Kuwait | 0.1%
Burgan Finance No. 1 Jersey, Ltd., 7.875%, 09/29/20	USD	125	145,625
Mexico | 0.6%
Alfa SAB de CV, 5.250%, 03/25/24	USD	300	320,850
Cemex SAB de CV, 6.125%, 05/05/25 (d)	USD	200	201,500
Credito Real SAB de CV, 7.500%, 03/13/19 (d)	USD	100	103,517
Mexico Generadora de Energia S de rl, 5.500%, 12/06/32	USD	225	228,938

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Sixsigma Networks Mexico SA de CV, 8.250%, 11/07/21 (d)	USD	200	$211,467
			1,066,272
Panama | 0.1%
Global Bank Corp., 5.125%, 10/30/19 (d)	USD	200	207,505
Paraguay | 0.1%
Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	USD	200	206,411
Peru | 0.4%
Banco de Credito del Peru, 6.125%, 04/24/27	USD	150	164,061
Cementos Pacasmayo SAA, 4.500%, 02/08/23	USD	200	192,975
Consorcio Transmantaro SA, 4.375%, 05/07/23	USD	200	202,250
InRetail Consumer, 5.250%, 10/10/21	USD	200	203,936
			763,222
Russia | 0.2%
Gazprom OAO Via Gaz Capital SA, 4.300%, 11/12/15	USD	200	200,000
Sberbank of Russia Via SB Capital SA, 5.717%, 06/16/21	USD	200	181,500
			381,500
Singapore | 0.4%
BOC Aviation Pte, Ltd., 3.000%, 03/30/20 (d)	USD	200	199,982
HPHT Finance 15, Ltd., 2.875%, 03/17/20 (d)	USD	200	202,291
Opus Offshore Ventures Pte, Ltd., 9.000%, 07/18/15	USD	300	316,125
			718,398
South Africa | 0.1%
Myriad International Holdings BV, 6.000%, 07/18/20	USD	200	222,000
Thailand | 0.1%
PTT Exploration & Production Public Co. Ltd., 4.875%, 06/18/19 (e)	USD	225	226,969
Turkey | 0.4%
Akbank TAS, 5.000%, 10/24/22	USD	200	200,000
KOC Holding AS, 3.500%, 04/24/20	USD	200	193,446
Turk Telekomunikasyon AS, 4.875%, 06/19/24	USD	200	199,250
Description	Security Currency	Principal Amount (000)	Value
Turkiye Halk Bankasi, 4.750%, 02/11/21 (d)	USD	250	$245,000
			837,696
Uruguay | 0.1%
Navios South American Logistics, Inc., 7.250%, 05/01/22	USD	103	100,425
Total Corporate Bonds (Identified cost $9,982,734)			9,942,013
Foreign Government Obligations | 19.5%
Angola | 0.1%
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	190	191,235
Bolivia | 0.2%
Bolivia Government Bond, 5.950%, 08/22/23	USD	325	336,781
Brazil | 1.1%
Brazil NTN, 0.000%, 01/01/19	BRL	5,000	982,751
Brazil NTN-B:
6.000%, 08/15/16	BRL	680	551,383
6.000%, 08/15/18	BRL	270	217,797
Federal Republic of Brazil, 5.000%, 01/27/45	USD	275	254,719
			2,006,650
Chile | 0.6%
Republic of Chile:
2.250%, 10/30/22	USD	300	299,250
3.125%, 03/27/25	USD	600	629,250
3.625%, 10/30/42	USD	150	147,937
			1,076,437
Colombia | 0.6%
Republic of Colombia:
7.375%, 03/18/19	USD	125	148,000
4.000%, 02/26/24	USD	300	310,050
5.625%, 02/26/44	USD	550	616,687
			1,074,737
Congo | 0.5%
Republic of Congo, 3.500%, 06/30/29 (f)	USD	1,027	913,986
Costa Rica | 0.2%
Republic of Costa Rica, 5.625%, 04/30/43	USD	525	460,031
Croatia | 0.4%
Croatia:
6.250%, 04/27/17	USD	250	265,625
6.750%, 11/05/19	USD	150	167,062
6.625%, 07/14/20	USD	125	139,219

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
6.000%, 01/26/24	USD	225	$248,344
			820,250
Dominican Republic | 0.4%
Dominican Republic:
7.500%, 05/06/21	USD	125	140,313
5.500%, 01/27/25	USD	250	258,125
6.850%, 01/27/45 (d)	USD	375	393,750
			792,188
El Salvador | 0.2%
Republic of El Salvador:
7.375%, 12/01/19	USD	150	163,031
6.375%, 01/18/27 (d)	USD	150	150,562
7.650%, 06/15/35	USD	100	105,313
			418,906
Georgia | 0.1%
Republic of Georgia, 6.875%, 04/12/21	USD	200	221,750
Guatemala | 0.1%
Republic of Guatemala, 4.875%, 02/13/28	USD	200	208,238
Honduras | 0.2%
Honduras Government Bond, 7.500%, 03/15/24	USD	300	320,250
Hungary | 1.1%
Hungary:
6.250%, 01/29/20	USD	450	513,324
5.375%, 03/25/24	USD	280	314,832
7.625%, 03/29/41	USD	250	362,412
Hungary Government Bond, 7.500%, 11/12/20	HUF	186,720	830,924
			2,021,492
Indonesia | 1.3%
Indonesia Government Bond, 7.875%, 04/15/19	IDR	9,022,000	706,580
Republic of Indonesia:
3.750%, 04/25/22	USD	400	408,700
4.125%, 01/15/25 (d)	USD	600	616,800
5.250%, 01/17/42	USD	225	237,263
5.125%, 01/15/45 (d)	USD	375	394,687
			2,364,030
Israel | 0.3%
Israel Government Bond - Galil, 5.000%, 04/30/15	ILS	2,000	663,003
Ivory Coast | 0.4%
Ivory Coast:
6.375%, 03/03/28 (d)	USD	250	247,500
Description	Security Currency	Principal Amount (000)	Value
5.750%, 12/31/32	USD	600	$574,650
			822,150
Jamaica | 0.2%
Jamaica Government Bond, 7.625%, 07/09/25	USD	400	446,000
Kenya | 0.1%
Republic of Kenya, 6.875%, 06/24/24	USD	250	262,500
Latvia | 0.2%
Republic of Latvia, 5.250%, 06/16/21	USD	275	318,146
Lithuania | 0.3%
Republic of Lithuania:
7.375%, 02/11/20	USD	325	400,910
6.125%, 03/09/21	USD	100	119,813
			520,723
Mexico | 1.0%
Mexican Bonos, 4.750%, 06/14/18	MXN	11,000	721,522
Mexican Udibonos, 2.500%, 12/10/20	MXN	8,582	564,126
United Mexican States:
5.625%, 01/15/17	USD	250	269,062
4.000%, 10/02/23	USD	300	318,150
			1,872,860
Morocco | 0.2%
Kingdom of Morocco, 4.250%, 12/11/22	USD	325	338,000
Pakistan | 0.1%
Islamic Republic of Pakistan:
8.250%, 04/15/24	USD	200	210,494
8.250%, 04/15/24 (d)	USD	5	5,262
			215,756
Panama | 0.7%
Republic of Panama:
4.000%, 09/22/24	USD	425	446,781
3.750%, 03/16/25	USD	250	256,563
6.700%, 01/26/36	USD	500	657,500
			1,360,844
Paraguay | 0.3%
Republic of Paraguay, 6.100%, 08/11/44	USD	475	518,938
Peru | 0.6%
Republic of Peru:
7.350%, 07/21/25	USD	325	443,219
8.750%, 11/21/33	USD	300	477,001
5.625%, 11/18/50	USD	100	122,500
			1,042,720

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Philippines | 0.7%
Republic of Philippines:
4.200%, 01/21/24	USD	675	$757,688
6.375%, 01/15/32	USD	225	306,281
3.950%, 01/20/40	USD	200	213,000
			1,276,969
Poland | 0.6%
Republic of Poland:
6.375%, 07/15/19	USD	275	324,026
5.125%, 04/21/21	USD	100	115,161
5.000%, 03/23/22	USD	100	115,092
3.000%, 03/17/23	USD	500	514,348
			1,068,627
Portugal | 1.0%
Republic of Portugal:
5.125%, 10/15/24	USD	1,025	1,134,962
5.125%, 10/15/24 (d)	USD	590	653,295
			1,788,257
Romania | 0.7%
Romania Government Bonds:
6.750%, 02/07/22	USD	450	545,063
5.850%, 04/26/23	RON	1,910	554,392
5.800%, 07/26/27	RON	170	51,141
6.125%, 01/22/44	USD	200	255,500
			1,406,096
Rwanda | 0.2%
Republic of Rwanda, 6.625%, 05/02/23	USD	425	430,189
Senegal | 0.1%
Republic of Senegal, 8.750%, 05/13/21	USD	200	225,750
Serbia | 0.4%
Republic of Serbia, 4.875%, 02/25/20	USD	400	413,000
Serbia Treasury Bonds:
10.000%, 02/06/19	RSD	8,900	80,024
10.000%, 03/20/21	RSD	16,320	142,908
10.000%, 06/05/21	RSD	19,730	169,970
			805,902
Slovenia | 0.7%
Republic of Slovenia, 5.250%, 02/18/24	USD	1,125	1,296,280
South Africa | 1.0%
Republic of South Africa:
6.875%, 05/27/19	USD	375	432,187
5.500%, 03/09/20	USD	225	247,500
5.875%, 05/30/22	USD	125	142,813
4.665%, 01/17/24	USD	150	159,375
Description	Security Currency	Principal Amount (000)	Value
10.500%, 12/21/26	ZAR	3,560	$354,087
8.250%, 03/31/32	ZAR	4,340	357,323
5.375%, 07/24/44	USD	200	216,000
			1,909,285
Sri Lanka | 0.3%
Republic of Sri Lanka:
6.000%, 01/14/19	USD	250	256,250
6.250%, 07/27/21	USD	250	258,438
			514,688
Turkey | 0.9%
Hazine Mustesarligi Varlik Kiralama AS, 4.489%, 11/25/24 (d)	USD	400	405,500
Republic of Turkey:
6.750%, 04/03/18	USD	225	249,750
5.750%, 03/22/24	USD	300	333,750
6.750%, 05/30/40	USD	100	124,000
4.875%, 04/16/43	USD	500	493,750
			1,606,750
Uganda | 0.3%
Uganda Government Bond, 12.875%, 05/19/16	UGX	519,600	167,801
Uganda Treasury Bills:
0.000%, 05/28/15	UGX	408,500	134,423
0.000%, 09/03/15	UGX	574,000	183,050
0.000%, 09/17/15	UGX	218,100	68,857
0.000%, 10/29/15	UGX	250,100	77,944
			632,075
Uruguay | 0.8%
Republica Orient Uruguay:
5.000%, 09/14/18	UYU	10,230	406,490
4.500%, 08/14/24	USD	400	435,000
7.875%, 01/15/33	USD	150	213,375
4.125%, 11/20/45	USD	50	47,125
5.100%, 06/18/50	USD	350	366,187
			1,468,177
Vietnam | 0.2%
Socialist Republic of Vietnam, 4.800%, 11/19/24	USD	300	313,500
Zambia | 0.1%
Zambia Treasury Bill, 0.000%, 06/15/15	ZMW	1,200	151,689
Total Foreign Government Obligations (Identified cost $37,031,229)			36,502,835
Quasi Government Bonds | 0.7%
Mexico | 0.7%
Petroleos Mexicanos:

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
6.625%, 06/15/35	USD	245	$281,750
5.500%, 06/27/44 (d)	USD	450	456,187
			737,937
Tunisia | 0.3%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25 (d)	USD	480	490,800
Total Quasi Government Bonds (Identified cost $1,224,573)			1,228,737
US Treasury Securities | 7.8%
US Treasury Notes:
1.875%, 06/30/15	USD	5,100	5,121,915
0.250%, 07/31/15	USD	4,900	4,902,298
4.250%, 08/15/15	USD	3,480	3,533,560
1.375%, 02/29/20	USD	1,115	1,115,218
Total US Treasury Securities (Identified cost $14,674,648)			14,672,991

Description		Shares	Value
Warrant | 0.0%
Iraq | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Identified cost $0)		64,000	$0
Short-Term Investment | 5.6%
State Street Institutional Treasury Money Market Fund (Identified cost $10,434,023)		10,434,023	10,434,023
Total Investments | 96.3% (Identified cost $187,973,461) (b), (g)			$180,332,514
Cash and Other Assets in Excess of Liabilities | 3.7%			6,902,487
Net Assets | 100.0%			$187,235,001

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	SCB	04/20/15	307,247	$240,000	$233,769	$—	$6,231
AUD	SCB	04/20/15	680,036	530,000	517,405	—	12,595
AUD	SCB	04/20/15	680,447	530,000	517,717	—	12,283
BRL	BRC	04/02/15	691,320	210,000	216,609	6,609	—
BRL	BRC	04/02/15	945,380	296,729	296,213	—	516
BRL	BRC	04/02/15	1,636,700	510,193	512,823	2,630	—
BRL	SCB	04/24/15	716,722	223,000	223,348	348	—
BRL	SCB	04/24/15	1,173,703	358,000	365,755	7,755	—
CAD	SCB	04/20/15	445,487	350,000	351,655	1,655	—
CLP	BRC	04/13/15	89,950,000	140,000	143,908	3,908	—
CLP	BRC	04/20/15	270,466,742	423,398	432,470	9,072	—
CLP	JPM	04/20/15	270,466,742	422,769	432,470	9,701	—
CLP	SCB	04/13/15	140,844,000	220,000	225,332	5,332	—
CLP	SCB	04/20/15	270,466,740	422,955	432,470	9,515	—
CLP	SCB	06/09/15	268,232,250	429,000	426,889	—	2,111
CLP	UBS	04/17/15	401,860,900	634,000	642,720	8,720	—
CLP	UBS	04/20/15	270,466,742	422,472	432,470	9,998	—
CNH	BRC	04/02/15	1,360,362	219,000	219,203	203	—
CNH	BRC	05/04/15	1,360,362	218,392	218,376	—	16
CNH	HSB	04/02/15	3,090,698	491,000	498,022	7,022	—
CNH	HSB	04/17/15	509,895	81,000	82,018	1,018	—
CNH	HSB	05/04/15	3,090,698	496,155	496,143	—	12
CNY	HSB	09/10/15	4,455,566	706,000	707,492	1,492	—
COP	BRC	04/13/15	349,277,500	130,000	134,201	4,201	—
COP	HSB	04/09/15	544,595,000	215,000	209,368	—	5,632
COP	SCB	04/13/15	374,080,000	140,000	143,730	3,730	—
COP	SCB	04/24/15	1,218,967,000	458,000	467,731	9,731	—
DOP	CIT	04/09/15	10,929,600	240,000	243,861	3,861	—
EGP	BNP	04/06/15	515,900	67,350	67,515	165	—
EGP	BNP	04/20/15	513,150	66,000	66,811	811	—
EGP	BNP	06/10/15	532,780	68,000	68,115	115	—
EGP	CIT	05/11/15	1,059,750	135,000	136,951	1,951	—
EGP	CIT	05/18/15	721,280	92,000	92,993	993	—
EGP	JPM	04/14/15	519,250	67,000	67,754	754	—
EUR	BRC	04/13/15	5,010	5,343	5,388	45	—
EUR	BRC	04/13/15	53,167	57,897	57,176	—	721
EUR	HSB	04/14/15	59,141	63,292	63,601	309	—
EUR	JPM	06/10/15	134,000	153,879	144,218	—	9,661
IDR	BRC	04/20/15	4,471,412,557	336,323	340,586	4,263	—
IDR	JPM	04/13/15	1,686,100,000	130,000	128,608	—	1,392
IDR	JPM	04/13/15	7,157,700,000	540,000	545,956	5,956	—
IDR	JPM	05/11/15	2,614,640,000	203,000	198,197	—	4,803
IDR	SCB	04/13/15	3,595,050,000	270,000	274,214	4,214	—
ILS	JPM	05/04/15	921,886	230,000	231,663	1,663	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2015 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
INR	BRC	04/13/15	17,069,400	$270,000	$272,255	$2,255	$—
INR	BRC	04/13/15	17,656,800	280,000	281,624	1,624	—
INR	BRC	04/20/15	28,664,234	452,938	456,538	3,600	—
INR	HSB	04/13/15	19,767,180	306,872	315,285	8,413	—
INR	HSB	04/23/15	23,813,328	379,000	379,045	45	—
INR	JPM	04/13/15	19,133,538	301,339	305,178	3,839	—
INR	JPM	04/20/15	28,664,234	454,194	456,538	2,344	—
INR	SCB	04/13/15	15,156,148	238,660	241,739	3,079	—
INR	SCB	04/20/15	17,112,600	270,000	272,554	2,554	—
INR	SCB	04/20/15	28,664,235	453,225	456,538	3,313	—
INR	SCB	05/27/15	28,143,120	447,000	444,835	—	2,165
KRW	CIT	04/13/15	85,882,680	78,000	77,382	—	618
KRW	CIT	05/26/15	586,122,240	528,000	527,375	—	625
KRW	SCB	04/13/15	279,755,600	254,000	252,066	—	1,934
KWD	BNP	08/06/15	139,098	485,000	461,263	—	23,737
KWD	CIT	08/18/15	113,353	395,000	375,801	—	19,199
KZT	CIT	06/11/15	46,759,780	246,493	229,074	—	17,419
KZT	CIT	06/12/15	51,761,000	272,857	253,186	—	19,671
KZT	HSB	04/28/15	6,517,500	33,000	34,372	1,372	—
KZT	JPM	05/18/15	27,599,000	143,000	140,995	—	2,005
MXN	BRC	04/13/15	2,174,175	140,000	142,469	2,469	—
MXN	BRC	04/13/15	4,160,214	270,000	272,610	2,610	—
MXN	BRC	04/13/15	4,172,985	270,000	273,446	3,446	—
MXN	SCB	04/13/15	2,175,628	140,000	142,564	2,564	—
MXN	SCB	04/13/15	4,179,384	270,000	273,866	3,866	—
MYR	CIT	04/27/15	450,918	123,000	121,478	—	1,522
MYR	JPM	04/27/15	1,117,000	302,628	300,922	—	1,706
MYR	JPM	06/05/15	894,000	244,530	240,066	—	4,464
PHP	HSB	04/13/15	33,827,600	760,000	756,194	—	3,806
PHP	HSB	04/30/15	4,718,910	105,000	105,388	388	—
PLN	JPM	05/04/15	869,398	234,551	229,176	—	5,375
PLN	JPM	05/04/15	1,725,559	464,406	454,862	—	9,544
PLN	JPM	06/08/15	932,859	248,988	245,620	—	3,368
PLN	SCB	04/13/15	554,596	140,000	146,296	6,296	—
PLN	SCB	04/13/15	1,565,320	400,000	412,913	12,913	—
RON	JPM	05/22/15	844,802	215,000	205,606	—	9,394
RSD	CIT	08/27/15	4,657,620	43,899	39,922	—	3,977
RSD	HSB	04/14/15	719,888	6,387	6,420	33	—
RSD	HSB	04/14/15	6,500,000	59,361	57,963	—	1,398
SGD	SCB	04/20/15	897,828	655,000	653,954	—	1,046
SGD	SCB	04/20/15	899,826	655,000	655,409	409	—
THB	BRC	05/22/15	8,038,440	243,663	246,511	2,848	—
THB	SCB	04/23/15	7,169,715	218,057	220,136	2,079	—
TRY	BRC	04/20/15	655,900	250,000	251,093	1,093	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2015 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
TRY	BRC	04/20/15	745,100	$281,542	$285,241	$3,699	$—
TRY	CIT	06/22/15	539,168	203,000	203,163	163	—
TRY	JPM	04/24/15	347,238	131,000	132,791	1,791	—
TRY	JPM	04/24/15	614,452	232,000	234,978	2,978	—
TRY	JPM	04/24/15	616,551	259,000	235,781	—	23,219
TRY	JPM	04/24/15	617,583	246,000	236,176	—	9,824
TRY	JPM	05/12/15	1,125,574	443,000	428,433	—	14,567
TRY	SCB	04/13/15	104,790	40,000	40,190	190	—
TRY	SCB	04/13/15	712,341	270,000	273,204	3,204	—
TRY	SCB	04/13/15	717,093	270,000	275,026	5,026	—
TRY	SCB	04/13/15	737,072	280,000	282,689	2,689	—
UGX	BRC	07/08/15	559,303,000	186,248	181,620	—	4,628
UGX	CIT	08/24/15	272,880,000	90,000	87,331	—	2,669
ZAR	BRC	04/13/15	3,508,390	280,000	288,734	8,734	—
ZAR	JPM	04/07/15	2,742,165	238,000	225,897	—	12,103
ZAR	JPM	04/07/15	2,827,234	229,000	232,905	3,905	—
ZAR	JPM	04/07/15	4,019,151	331,000	331,094	94	—
ZAR	JPM	05/18/15	3,105,128	260,000	254,092	—	5,908
ZAR	SCB	04/13/15	1,688,932	140,000	138,996	—	1,004
ZAR	SCB	04/13/15	3,860,337	310,000	317,699	7,699	—
ZAR	SCB	04/20/15	3,098,400	250,000	254,702	4,702	—
ZAR	SCB	04/20/15	4,897,204	400,000	402,571	2,571	—
ZAR	SCB	04/20/15	10,074,780	810,000	828,190	18,190	—
ZMW	BRC	02/23/16	1,018,820	121,000	114,628	—	6,372
ZMW	CIT	09/08/15	1,980,420	260,000	241,181	—	18,819
Total Forward Currency Purchase Contracts				$31,550,985	$31,529,753	$266,827	$288,059
Forward Currency Sale Contracts
AUD	BRC	04/20/15	794,892	$602,711	$604,793	$—	$2,082
AUD	SCB	04/20/15	136,802	105,000	104,086	914	—
AUD	SCB	04/20/15	137,375	105,000	104,522	478	—
AUD	SCB	04/20/15	539,410	410,000	410,409	—	409
AUD	SCB	04/20/15	556,652	422,237	423,528	—	1,291
BRL	BRC	04/02/15	691,320	215,499	216,610	—	1,111
BRL	BRC	04/02/15	945,380	294,694	296,213	—	1,519
BRL	BRC	04/02/15	1,636,700	520,000	512,823	7,177	—
BRL	BRC	05/05/15	533,401	164,224	165,754	—	1,530
BRL	BRC	05/05/15	945,380	294,282	293,778	504	—
BRL	CIT	04/24/15	756,741	237,000	235,819	1,181	—
BRL	CIT	04/24/15	1,117,455	345,000	348,226	—	3,226
BRL	CIT	02/18/16	1,937,780	619,000	553,420	65,580	—
BRL	SCB	05/05/15	805,625	250,000	250,349	—	349
BRL	SCB	05/05/15	895,995	275,775	278,431	—	2,656
CAD	BRC	04/20/15	447,252	350,000	353,048	—	3,048
CLP	BRC	04/20/15	164,103,166	263,112	262,397	715	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2015 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
CLP	BRC	04/20/15	170,726,290	$273,775	$272,987	$788	$—
CLP	SCB	04/13/15	230,794,000	369,773	369,241	532	—
CLP	SCB	04/20/15	111,852,693	174,685	178,850	—	4,165
CLP	SCB	04/20/15	144,360,757	225,315	230,830	—	5,515
CLP	SCB	04/20/15	164,313,656	263,112	262,733	379	—
CNH	BRC	04/02/15	1,360,362	219,201	219,203	—	2
CNH	HSB	04/02/15	3,090,698	498,018	498,022	—	4
COP	HSB	04/09/15	894,012,000	348,000	343,701	4,299	—
COP	SCB	04/13/15	723,357,500	282,534	277,931	4,603	—
EUR	BRC	04/13/15	58,177	62,488	62,564	—	76
EUR	CIT	08/27/15	36,513	43,899	39,348	4,551	—
EUR	HSB	04/14/15	5,974	6,386	6,424	—	38
EUR	HSB	04/14/15	53,964	59,361	58,035	1,326	—
EUR	JPM	05/04/15	209,000	234,551	224,821	9,730	—
EUR	JPM	05/22/15	344,277	376,000	370,428	5,572	—
EUR	JPM	05/22/15	704,000	752,168	757,477	—	5,309
EUR	JPM	06/08/15	224,000	248,988	241,073	7,915	—
EUR	JPM	06/23/15	207,000	225,047	222,827	2,220	—
EUR	JPM	06/23/15	704,000	752,498	757,830	—	5,332
HUF	JPM	04/27/15	227,215,765	822,337	812,670	9,667	—
IDR	BRC	04/13/15	3,803,350,000	290,000	290,102	—	102
IDR	SCB	04/13/15	3,133,140,000	237,000	238,981	—	1,981
IDR	SCB	04/13/15	3,407,810,000	259,248	259,932	—	684
IDR	SCB	04/13/15	3,541,590,000	270,000	270,136	—	136
ILS	CIT	05/04/15	1,414,398	401,247	355,427	45,820	—
ILS	JPM	05/04/15	245,705	61,000	61,744	—	744
ILS	JPM	05/04/15	641,741	158,000	161,265	—	3,265
ILS	JPM	05/04/15	1,554,074	385,362	390,527	—	5,165
INR	BRC	04/13/15	16,977,600	270,000	270,791	—	791
INR	BRC	04/13/15	34,968,886	558,207	557,751	456	—
INR	BRC	04/20/15	15,655,125	249,683	249,341	342	—
INR	BRC	04/20/15	33,339,650	530,000	531,004	—	1,004
INR	JPM	04/20/15	21,334,472	340,317	339,797	520	—
INR	SCB	04/13/15	17,069,400	270,000	272,256	—	2,256
JPY	CIT	06/11/15	112,131,015	934,000	935,831	—	1,831
JPY	HSB	05/18/15	28,363,842	234,000	236,640	—	2,640
KWD	CIT	08/06/15	28,078	95,926	93,108	2,818	—
KWD	CIT	08/06/15	111,021	381,121	368,155	12,966	—
KWD	CIT	08/18/15	56,531	193,201	187,416	5,785	—
KWD	CIT	08/18/15	56,823	194,000	188,385	5,615	—
KZT	JPM	04/28/15	6,517,500	30,035	34,372	—	4,337
MXN	BRC	04/13/15	2,049,341	135,000	134,289	711	—
MXN	BRC	04/13/15	2,053,188	135,000	134,541	459	—
MXN	BRC	06/19/15	764,694	49,000	49,885	—	885

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
MXN	SCB	04/13/15	3,847,376	$252,027	$252,110	$—	$83
MXN	SCB	04/13/15	8,912,481	590,000	584,015	5,985	—
MYR	BRC	04/20/15	832,661	224,316	224,461	—	145
MYR	SCB	06/05/15	352,016	94,034	94,527	—	493
PLN	BRC	04/13/15	2,119,916	560,367	559,209	1,158	—
RON	JPM	05/22/15	1,179,106	301,246	286,969	14,277	—
RON	JPM	06/10/15	592,133	153,879	144,066	9,813	—
RON	JPM	06/10/15	1,712,250	471,000	416,591	54,409	—
RSD	HSB	04/14/15	7,219,888	63,292	64,382	—	1,090
SGD	BRC	04/20/15	754,720	543,381	549,718	—	6,337
SGD	JPM	04/20/15	754,720	543,258	549,718	—	6,460
SGD	SCB	04/20/15	264,110	190,000	192,370	—	2,370
SGD	SCB	04/20/15	754,721	543,316	549,718	—	6,402
TRY	BRC	04/13/15	582,609	222,098	223,448	—	1,350
TRY	BRC	04/20/15	1,081,990	410,000	414,210	—	4,210
TRY	JPM	04/24/15	1,155,363	446,000	441,833	4,167	—
TRY	SCB	04/13/15	38,340	14,650	14,704	—	54
TRY	SCB	04/13/15	191,699	73,251	73,522	—	271
TRY	SCB	04/13/15	707,373	270,000	271,299	—	1,299
TRY	SCB	04/13/15	756,755	290,000	290,238	—	238
TRY	SCB	04/20/15	731,780	280,000	280,142	—	142
UGX	BRC	07/08/15	250,920,000	85,000	81,480	3,520	—
UGX	BRC	07/08/15	308,383,000	104,821	100,140	4,681	—
UGX	CIT	04/23/15	182,928,000	61,180	60,866	314	—
UGX	CIT	05/29/15	274,071,000	93,000	90,330	2,670	—
UGX	JPM	04/20/15	151,980,000	51,000	50,621	379	—
UYU	CIT	04/20/15	3,438,080	136,000	132,048	3,952	—
ZAR	BNP	04/07/15	2,550,198	210,000	210,083	—	83
ZAR	BRC	04/20/15	800,092	64,644	65,770	—	1,126
ZAR	BRC	04/20/15	801,391	64,644	65,877	—	1,233
ZAR	BRC	04/20/15	801,397	64,644	65,878	—	1,234
ZAR	BRC	04/20/15	3,078,340	248,852	253,053	—	4,201
ZAR	JPM	04/07/15	1,177,323	98,000	96,987	1,013	—
ZAR	JPM	04/07/15	3,721,265	314,431	306,554	7,877	—
ZAR	JPM	04/07/15	4,113,116	333,000	338,835	—	5,835
ZAR	JPM	04/07/15	4,505,363	379,000	371,148	7,852	—
ZAR	SCB	04/13/15	1,626,345	135,000	133,845	1,155	—
ZAR	SCB	04/13/15	2,640,220	220,000	217,285	2,715	—
ZAR	SCB	04/13/15	4,722,889	391,000	388,685	2,315	—
ZAR	SCB	04/20/15	3,155,170	265,000	259,368	5,632	—
ZAR	SCB	04/20/15	9,541,225	790,000	784,329	5,671	—
ZMW	SCB	04/13/15	650,324	85,546	84,725	821	—
Total Forward Currency Sale Contracts				$29,103,894	$28,868,034	343,999	108,139

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts	$610,826	$396,198

Credit Default Swap Agreements open at March 31, 2015:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX EM 23	BRC	1,000,000	06/20/20	1.000%	$(100,551)	$(98,138)	$-	$2,413
CDX EM 23	BRC	500,000	06/20/20	1.000	(50,275)	(49,750)	-	525
Republic of Brazil	JPM	645,000	06/20/20	1.000	(54,705)	(59,310)	4,605	-
Republic of Brazil	JPM	470,000	06/20/20	1.000	(39,861)	(44,640)	4,779	-
Total Credit Default Swap Agreements					$(245,392)	$(251,838)	$9,384	$2,938

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 5.4%
Abu Dhabi | 0.2%
ADCB Finance Cayman, Ltd., 4.500%, 03/06/23	USD	675	$699,469
Brazil | 0.3%
Klabin Finance SA, 5.250%, 07/16/24	USD	1,250	1,215,447
Bulgaria | 0.2%
ContourGlobal Power Holdings SA:
7.125%, 06/01/19	USD	200	205,000
7.125%, 06/01/19 (d)	USD	525	538,125
			743,125
Chile | 0.6%
AES Gener SA, 5.250%, 08/15/21	USD	494	527,938
ENTEL Chile SA, 4.875%, 10/30/24	USD	950	996,075
SACI Falabella:
4.375%, 01/27/25	USD	225	230,906
4.375%, 01/27/25 (d)	USD	825	846,656
			2,601,575
China | 0.3%
BCP Singapore VI Cayman Financing Co., Ltd.:
8.000%, 04/15/21	USD	370	364,450
8.000%, 04/15/21 (d)	USD	250	246,250
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	620	618,450
			1,229,150
Colombia | 0.4%
Grupo Aval, Ltd., 4.750%, 09/26/22	USD	1,050	1,044,435
Millicom International Cellular SA, 6.000%, 03/15/25 (d)	USD	525	526,848
			1,571,281
Georgia | 0.1%
Bank of Georgia JSC, 7.750%, 07/05/17	USD	550	567,875
Guatemala | 0.2%
Industrial Senior Trust, 5.500%, 11/01/22	USD	1,050	1,012,379
India | 0.2%
Reliance Industries, Ltd.:
4.125%, 01/28/25	USD	250	251,022
4.125%, 01/28/25 (d)	USD	525	527,147
Description	Security Currency	Principal Amount (000)	Value
			$778,169
Indonesia | 0.3%
PT Perusahaan Gas Negara Persero Tbk, 5.125%, 05/16/24	USD	1,225	1,304,502
Kuwait | 0.2%
Burgan Finance No. 1 Jersey, Ltd., 7.875%, 09/29/20	USD	575	669,875
Mexico | 0.7%
Cemex SAB de CV, 6.125%, 05/05/25 (d)	USD	925	931,938
Credito Real SAB de CV, 7.500%, 03/13/19 (d)	USD	525	543,464
Fermaca Enterprises S de RL de CV, 6.375%, 03/30/38	USD	720	758,098
Gruma SAB de CV, 4.875%, 12/01/24 (d)	USD	525	555,844
			2,789,344
Panama | 0.3%
Global Bank Corp.:
5.125%, 10/30/19	USD	225	233,443
5.125%, 10/30/19 (d)	USD	800	830,020
			1,063,463
Peru | 0.2%
Consorcio Transmantaro SA, 4.375%, 05/07/23	USD	1,050	1,061,812
Russia | 0.1%
ALROSA Finance SA, 7.750%, 11/03/20	USD	575	575,000
Singapore | 0.3%
BOC Aviation Pte, Ltd., 3.000%, 03/30/20 (d)	USD	600	599,947
HPHT Finance 15, Ltd., 2.875%, 03/17/20 (d)	USD	550	556,299
			1,156,246
South Africa | 0.5%
Transnet SOC, Ltd., 9.500%, 05/13/21 (d)	ZAR	24,000	1,999,525
Turkey | 0.3%
Turk Telekomunikasyon AS, 4.875%, 06/19/24	USD	700	697,375
Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	USD	650	664,625
			1,362,000

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
Total Corporate Bonds
(Identified cost $22,561,750)			$22,400,239
Foreign Government Obligations | 88.5%
Argentina | 1.1%
Republic of Argentina:
8.750%, 06/02/17	USD	350	343,000
8.280%, 12/31/33	USD	2,769	2,776,429
2.500%, 12/31/38	USD	2,375	1,368,594
			4,488,023
Belize | 0.1%
Republic of Belize, 6.767%, 02/20/38	USD	285	211,256
Bolivia | 0.6%
Bolivia Government Bonds, 4.875%, 10/29/22	USD	975	975,000
5.950%, 08/22/23	USD	1,700	1,761,625
			2,736,625
Brazil | 7.2%
Brazil NTN:
0.000%, 01/01/17	BRL	31,350	7,868,073
0.000%, 01/01/19	BRL	34,790	6,837,984
Brazil NTN-B, 6.000%, 08/15/50	BRL	2,488	1,893,985
Brazil NTN-F, 10.000%, 01/01/23	BRL	5,390	1,448,337
Federal Republic of Brazil:
4.875%, 01/22/21	USD	1,800	1,892,250
2.625%, 01/05/23	USD	5,050	4,550,050
4.250%, 01/07/25	USD	875	857,938
8.250%, 01/20/34	USD	1,719	2,230,385
7.125%, 01/20/37	USD	1,875	2,226,544
5.000%, 01/27/45	USD	200	185,250
			29,990,796
Chile | 1.7%
Republic of Chile:
5.500%, 08/05/20	CLP	110,000	187,685
3.250%, 09/14/21	USD	900	964,125
2.250%, 10/30/22	USD	4,350	4,339,125
3.125%, 03/27/25	USD	200	209,750
3.625%, 10/30/42	USD	1,550	1,528,688
			7,229,373
Description	Security Currency	Principal Amount (000)	Value
Colombia | 4.9%
Colombian Titulos De Tesoreria, 10.000%, 07/24/24	COP	16,912,000	$7,817,930
Republic of Colombia:
12.000%, 10/22/15	COP	4,137,000	1,646,327
7.750%, 04/14/21	COP	1,151,000	494,013
4.375%, 07/12/21	USD	1,425	1,515,488
4.000%, 02/26/24	USD	1,595	1,648,432
9.850%, 06/28/27	COP	2,728,000	1,356,042
7.375%, 09/18/37	USD	2,300	3,082,000
6.125%, 01/18/41	USD	2,375	2,828,031
			20,388,263
Congo | 0.5%
Republic of Congo, 3.500%, 06/30/29 (f)	USD	2,300	2,047,328
Costa Rica | 0.7%
Republic of Costa Rica:
5.625%, 04/30/43	USD	1,325	1,161,031
7.000%, 04/04/44	USD	1,775	1,813,828
			2,974,859
Croatia | 1.7%
Croatia:
6.750%, 11/05/19	USD	1,925	2,143,969
6.375%, 03/24/21	USD	800	884,000
6.000%, 01/26/24	USD	3,775	4,166,656
			7,194,625
Dominican Republic | 1.4%
Dominican Republic:
7.500%, 05/06/21	USD	2,755	3,092,487
5.500%, 01/27/25	USD	425	438,813
7.450%, 04/30/44	USD	1,635	1,851,637
6.850%, 01/27/45	USD	650	682,500
			6,065,437
Ecuador | 0.4%
Republic of Ecuador:
7.950%, 06/20/24	USD	725	643,437
7.950%, 06/20/24 (d)	USD	975	865,313
			1,508,750
El Salvador | 0.8%
Republic of El Salvador:
7.375%, 12/01/19	USD	625	679,297
6.375%, 01/18/27	USD	200	200,750
6.375%, 01/18/27 (d)	USD	1,080	1,084,050
7.650%, 06/15/35	USD	1,145	1,205,828
			3,169,925
Georgia | 0.1%
Republic of Georgia, 6.875%, 04/12/21	USD	500	554,375

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
Guatemala | 0.2%
Republic of Guatemala, 4.875%, 02/13/28	USD	875	$911,041
Honduras | 0.4%
Honduras Government Bond, 7.500%, 03/15/24	USD	1,445	1,542,538
Hungary | 4.3%
Hungary:
4.000%, 03/25/19	USD	350	365,997
6.250%, 01/29/20	USD	200	228,144
6.375%, 03/29/21	USD	1,951	2,264,477
5.375%, 02/21/23	USD	2,120	2,369,100
5.750%, 11/22/23	USD	1,360	1,564,000
5.375%, 03/25/24	USD	880	989,472
7.625%, 03/29/41	USD	1,100	1,594,615
Hungary Government Bonds:
5.500%, 02/12/16	HUF	62,790	232,199
6.500%, 06/24/19	HUF	1,264,310	5,262,694
7.000%, 06/24/22	HUF	89,190	398,585
5.500%, 06/24/25	HUF	625,090	2,662,006
			17,931,289
Indonesia | 6.7%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	84,607,000	6,626,200
6.125%, 05/15/28	IDR	12,513,000	843,132
9.000%, 03/15/29	IDR	52,070,000	4,460,298
8.375%, 03/15/34	IDR	46,292,000	3,767,089
Republic of Indonesia:
11.625%, 03/04/19	USD	775	1,035,981
4.875%, 05/05/21	USD	1,575	1,720,688
3.750%, 04/25/22	USD	2,575	2,631,006
3.375%, 04/15/23	USD	1,750	1,722,000
5.875%, 01/15/24	USD	1,520	1,762,060
4.125%, 01/15/25 (d)	USD	650	668,200
7.750%, 01/17/38	USD	2,045	2,805,229
			28,041,883
Iraq | 0.3%
Republic of Iraq, 5.800%, 01/15/28	USD	1,625	1,362,969
Ivory Coast | 1.4%
Ivory Coast:
5.375%, 07/23/24 (d)	USD	400	379,100
5.750%, 12/31/32	USD	5,775	5,531,006
			5,910,106
Jamaica | 0.5%
Jamaica Government Bond, 7.625%, 07/09/25	USD	2,050	2,285,750
Description	Security Currency	Principal Amount (000)	Value
Kazakhstan | 0.7%
Republic of Kazakhstan:
3.875%, 10/14/24 (d)	USD	2,135	$1,980,266
4.875%, 10/14/44	USD	1,075	927,187
			2,907,453
Kenya | 0.4%
Republic of Kenya, 6.875%, 06/24/24	USD	1,650	1,732,500
Latvia | 0.6%
Republic of Latvia:
2.750%, 01/12/20	USD	1,875	1,906,781
5.250%, 06/16/21	USD	600	694,136
			2,600,917
Lithuania | 0.9%
Republic of Lithuania:
6.125%, 03/09/21	USD	1,075	1,287,984
6.625%, 02/01/22	USD	2,025	2,531,321
			3,819,305
Malaysia | 4.1%
Malaysia Government Bonds:
4.262%, 09/15/16	MYR	10,920	2,990,579
3.654%, 10/31/19	MYR	31,060	8,418,112
4.048%, 09/30/21	MYR	21,720	5,958,558
			17,367,249
Mexico | 6.2%
Mexican Bonos:
6.000%, 06/18/15	MXN	46,373	3,057,323
5.000%, 12/11/19	MXN	117,692	7,622,454
10.000%, 12/05/24	MXN	13,698	1,169,334
10.000%, 11/20/36	MXN	53,646	4,981,831
7.750%, 11/13/42	MXN	2,974	226,446
Mexican Udibonos:
5.000%, 06/16/16	MXN	28,846	1,980,760
4.000%, 11/15/40	MXN	5,616	404,642
United Mexican States:
5.625%, 01/15/17	USD	830	893,287
3.500%, 01/21/21	USD	685	712,828
6.750%, 09/27/34	USD	2,580	3,453,975
6.050%, 01/11/40	USD	780	966,225
4.750%, 03/08/44	USD	580	612,625
			26,081,730
Morocco | 0.3%
Kingdom of Morocco:
4.250%, 12/11/22	USD	800	832,000
5.500%, 12/11/42	USD	525	589,313
			1,421,313

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
Nigeria | 0.3%
Nigeria Government Bond, 14.200%, 03/14/24	NGN	290,690	$1,404,965
Pakistan | 0.4%
Islamic Republic of Pakistan, 8.250%, 04/15/24	USD	1,425	1,499,770
Panama | 1.8%
Republic of Panama:
5.200%, 01/30/20	USD	1,150	1,282,250
4.000%, 09/22/24	USD	1,975	2,076,219
9.375%, 04/01/29	USD	975	1,496,625
6.700%, 01/26/36	USD	2,000	2,630,000
			7,485,094
Paraguay | 0.7%
Republic of Paraguay:
4.625%, 01/25/23	USD	1,630	1,687,050
6.100%, 08/11/44 (d)	USD	1,210	1,321,925
			3,008,975
Peru | 1.7%
Republic of Peru:
7.125%, 03/30/19	USD	1,075	1,287,313
5.700%, 08/12/24	PEN	3,170	1,014,573
7.350%, 07/21/25	USD	2,850	3,886,687
8.750%, 11/21/33	USD	650	1,033,503
			7,222,076
Philippines | 1.6%
Republic of Philippines:
7.000%, 01/27/16	PHP	35,000	812,790
9.375%, 01/18/17	USD	500	573,125
4.000%, 01/15/21	USD	875	960,313
4.200%, 01/21/24	USD	300	336,750
10.625%, 03/16/25	USD	725	1,182,475
7.750%, 01/14/31	USD	1,450	2,182,612
3.950%, 01/20/40	USD	540	575,100
			6,623,165
Poland | 5.9%
Poland Government Bonds:
4.750%, 10/25/16	PLN	20,330	5,626,627
5.500%, 10/25/19	PLN	23,293	7,118,518
5.750%, 09/23/22	PLN	16,460	5,425,350
Republic of Poland:
5.125%, 04/21/21	USD	685	788,853
5.000%, 03/23/22	USD	2,505	2,883,067
3.000%, 03/17/23	USD	1,350	1,388,739
4.000%, 01/22/24	USD	1,164	1,280,486
			24,511,640
Romania | 1.8%
Romania Government Bonds:
5.950%, 06/11/21	RON	12,930	3,724,786
Description	Security Currency	Principal Amount (000)	Value
6.750%, 02/07/22	USD	2,170	$2,628,412
4.375%, 08/22/23	USD	1	1,073
4.875%, 01/22/24	USD	350	388,500
6.125%, 01/22/44	USD	490	625,975
			7,368,746
Russia | 4.1%
Russia Foreign Bonds:
5.000%, 04/29/20	USD	900	912,375
4.875%, 09/16/23	USD	1,600	1,548,000
12.750%, 06/24/28	USD	600	927,000
7.500%, 03/31/30	USD	3,813	4,386,281
5.625%, 04/04/42	USD	800	767,000
Russia Government Bonds - OFZ:
6.900%, 08/03/16	RUB	92,490	1,492,260
7.500%, 02/27/19	RUB	279,850	4,153,945
7.600%, 07/20/22	RUB	46,930	639,857
7.000%, 01/25/23	RUB	71,840	933,834
8.150%, 02/03/27	RUB	35,000	466,973
7.050%, 01/19/28	RUB	63,690	761,670
			16,989,195
Rwanda | 0.5%
Republic of Rwanda, 6.625%, 05/02/23	USD	2,025	2,049,725
Senegal | 0.4%
Republic of Senegal:
8.750%, 05/13/21	USD	1,050	1,185,188
6.250%, 07/30/24 (d)	USD	450	442,575
			1,627,763
Serbia | 0.7%
Republic of Serbia:
4.875%, 02/25/20	USD	1,375	1,419,688
7.250%, 09/28/21	USD	1,425	1,647,656
			3,067,344
Slovenia | 1.0%
Republic of Slovenia, 5.250%, 02/18/24	USD	3,575	4,119,291
South Africa | 5.7%
Republic of South Africa:
13.500%, 09/15/15	ZAR	32,740	2,782,754
8.250%, 09/15/17	ZAR	6,710	570,398
5.500%, 03/09/20	USD	4,975	5,472,500
6.750%, 03/31/21	ZAR	11,600	928,541
5.875%, 05/30/22	USD	750	856,875
4.665%, 01/17/24	USD	775	823,437
8.250%, 03/31/32	ZAR	126,830	10,442,224
6.250%, 03/08/41	USD	1,000	1,204,830
5.375%, 07/24/44	USD	625	675,000
			23,756,559
Sri Lanka | 1.3%
Republic of Sri Lanka:

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (concluded)
6.250%, 10/04/20	USD	900	$933,750
6.250%, 07/27/21	USD	825	852,844
5.875%, 07/25/22	USD	3,700	3,764,750
			5,551,344
Thailand | 3.1%
Thailand Government Bonds:
3.250%, 06/16/17	THB	98,450	3,120,364
3.875%, 06/13/19	THB	157,970	5,182,110
3.625%, 06/16/23	THB	27,700	916,686
3.850%, 12/12/25	THB	110,300	3,759,737
			12,978,897
Turkey | 7.2%
Hazine Mustesarligi Varlik Kiralama AS, 4.489%, 11/25/24 (d)	USD	990	1,003,613
Republic of Turkey:
6.750%, 04/03/18	USD	175	194,250
7.000%, 03/11/19	USD	2,600	2,957,500
3.250%, 03/23/23	USD	3,825	3,619,406
6.875%, 03/17/36	USD	4,025	4,996,031
Turkey Government Bonds:
9.000%, 01/27/16	TRY	14,216	5,467,377
9.000%, 03/08/17	TRY	6,045	2,348,126
6.300%, 02/14/18	TRY	12,250	4,480,299
8.500%, 09/14/22	TRY	13,500	5,269,927
			30,336,529
Uruguay | 1.2%
Republica Orient Uruguay:
4.500%, 08/14/24	USD	1,360	1,479,000
7.875%, 01/15/33	USD	1,325	1,884,812
5.100%, 06/18/50	USD	1,475	1,543,219
			4,907,031
Venezuela | 0.3%
Republic of Venezuela:
5.750%, 02/26/16	USD	1,510	1,170,250
7.650%, 04/21/25	USD	1	343
7.000%, 03/31/38	USD	382	131,790
			1,302,383
Vietnam | 0.3%
Socialist Republic of Vietnam:
4.800%, 11/19/24	USD	200	209,000
4.800%, 11/19/24 (d)	USD	825	862,125
			1,071,125
Description	Security Currency	Principal Amount (000)	Value
Zambia | 0.3%
Republic of Zambia:
5.375%, 09/20/22	USD	950	$872,813
8.500%, 04/14/24	USD	195	208,845
			1,081,658
Total Foreign Government Obligations (Identified cost $383,661,712)			370,438,953
Quasi Government Bonds | 2.2%
Colombia | 0.2%
Emgesa SA ESP, 8.750%, 01/25/21	COP	1,000,000	418,750
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21	COP	1,170,000	478,733
			897,483
Mexico | 0.7%
Petroleos Mexicanos:
3.500%, 07/18/18	USD	700	727,860
8.000%, 05/03/19	USD	960	1,152,701
5.500%, 06/27/44 (d)	USD	705	714,694
5.500%, 06/27/44	USD	100	100,750
			2,696,005
South Africa | 0.2%
Eskom Holdings, Ltd., 7.850%, 04/02/26	ZAR	9,000	676,410
Tunisia | 0.6%
Banque Centrale de Tunisie SA:
5.750%, 01/30/25	USD	210	213,413
5.750%, 01/30/25 (d)	USD	2,395	2,448,887
			2,662,300
Venezuela | 0.5%
Petroleos de Venezuela SA:
5.000%, 10/28/15	USD	465	438,727
5.250%, 04/12/17	USD	893	377,293
9.750%, 05/17/35	USD	1,850	702,445
5.500%, 04/12/37	USD	2,295	720,056
			2,238,521
Total Quasi Government Bonds (Identified cost $10,672,306)			9,170,719

Description	Shares	Value
Short-Term Investment | 5.9%
State Street Institutional Treasury Money Market Fund (Identified cost $24,913,200)	24,913,200	$24,913,200
Total Investments | 102.0% (Identified cost $441,808,968) (b)		$426,923,111
Liabilities in Excess of Cash and Other Assets | (2.0)%		(8,329,371)
Net Assets | 100.0%		$418,593,740

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 24.2%
Brazil | 5.3%
Brazil NTN-B, 6.000%, 08/15/16	BRL	220	$178,389
Brazil NTN-F, 10.000%, 01/01/17	BRL	940	287,059
			465,448
Hungary | 1.1%
Hungary Government Bond, 7.500%, 11/12/20	HUF	22,000	97,902
Indonesia | 0.6%
Indonesia Government Bond, 7.875%, 04/15/19	IDR	650,000	50,906
Israel | 0.7%
Israel Government Bond - Galil, 5.000%, 04/30/15	ILS	190	62,988
Malaysia | 2.2%
Bank Negara Malaysia Monetary Note, 0.000%, 08/04/15	MYR	700	186,948
Mexico | 6.5%
Mexican Bonos:
6.000%, 06/18/15	MXN	2,600	171,417
4.750%, 06/14/18	MXN	900	59,034
Mexican Udibonos, 2.500%, 12/10/20	MXN	5,139	337,779
			568,230
Poland | 2.1%
Poland Government Bond, 5.500%, 04/25/15	PLN	675	178,551
Romania | 1.0%
Romania Government Bonds:
5.850%, 04/26/23	RON	270	78,370
5.800%, 07/26/27	RON	30	9,025
			87,395
Singapore | 3.0%
Singapore Government Bond, 2.875%, 07/01/15	SGD	355	259,861
South Africa | 1.7%
Republic of South Africa:
10.500%, 12/21/26	ZAR	710	70,618
8.250%, 03/31/32	ZAR	980	80,686
			151,304
Total Foreign Government Obligations (Identified cost $2,318,182)			2,109,533
Description	Security Currency	Principal Amount (000)	Value
Supranationals | 0.5%
European Investment Bank, 7.200%, 07/09/19 (d) (Identified cost $51,156)	IDR	600,000	$44,623
US Treasury Securities | 68.6%
US Treasury Notes:
0.375%, 04/15/15	USD	200	200,016
2.500%, 04/30/15	USD	300	300,562
2.125%, 05/31/15	USD	500	501,562
0.375%, 06/15/15	USD	250	250,156
1.875%, 06/30/15	USD	250	251,074
0.250%, 07/15/15	USD	225	225,106
0.250%, 07/31/15	USD	400	400,188
0.250%, 08/15/15	USD	350	350,164
4.250%, 08/15/15	USD	350	355,387
0.375%, 08/31/15	USD	350	350,383
0.250%, 09/15/15	USD	350	350,164
0.250%, 09/30/15	USD	350	350,164
1.250%, 09/30/15	USD	350	351,914
0.250%, 10/15/15	USD	350	350,164
0.250%, 10/31/15	USD	350	350,137
0.375%, 11/15/15	USD	265	265,269
1.375%, 11/30/15	USD	265	267,050
0.250%, 12/15/15	USD	250	250,089
2.125%, 12/31/15	USD	250	253,515
Total US Treasury Securities (Identified cost $5,974,160)			5,973,064

Description	Shares	Value
Short-Term Investment | 10.8%
State Street Institutional Treasury Money Market Fund (Identified cost $939,719)	939,719	$939,719
Total Investments | 104.1% (Identified cost $9,283,217) (b), (g)		$9,066,939
Liabilities in Excess of Cash and Other Assets | (4.1)%		(356,930)
Net Assets | 100.0%		$8,710,009

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	SCB	04/24/15	226,217	$69,000	$70,495	$1,495	$—
BRL	SCB	04/24/15	279,618	87,000	87,136	136	—
CLP	HSB	04/27/15	33,709,500	54,000	53,871	—	129
CLP	UBS	04/17/15	103,317,550	163,000	165,242	2,242	—
CNH	HSB	04/02/15	736,480	117,000	118,673	1,673	—
CNH	HSB	04/17/15	3,544,085	563,000	570,079	7,079	—
CNH	HSB	05/04/15	736,480	118,228	118,225	—	3
CNH	HSB	05/21/15	1,319,180	212,544	211,347	—	1,197
CNY	SCB	04/10/15	537,747	87,000	87,516	516	—
COP	SCB	04/24/15	252,842,500	95,000	97,018	2,018	—
CZK	JPM	05/11/15	2,188,148	90,921	85,400	—	5,521
EUR	JPM	05/11/15	79,877	90,744	85,932	—	4,812
HUF	JPM	04/27/15	22,325,064	80,799	79,849	—	950
IDR	JPM	04/13/15	830,080,000	64,000	63,255	—	745
IDR	JPM	04/13/15	2,283,020,000	175,307	173,975	—	1,332
IDR	JPM	05/11/15	1,262,240,000	98,000	95,387	—	2,613
ILS	JPM	05/04/15	9,080	2,252	2,282	30	—
ILS	JPM	05/04/15	498,567	124,000	125,286	1,286	—
INR	HSB	04/13/15	2,216,880	34,416	35,576	1,160	—
INR	HSB	04/13/15	5,623,020	89,000	90,235	1,235	—
INR	SCB	05/27/15	20,902,720	332,000	332,812	812	—
INR	SCB	06/23/15	23,110,080	362,000	366,268	4,268	—
KRW	CIT	04/13/15	521,902,440	474,000	470,362	—	3,638
KRW	CIT	05/26/15	402,959,040	363,000	362,615	—	385
KRW	SCB	04/13/15	60,577,000	55,000	54,595	—	405
KWD	CIT	08/18/15	16,504	57,000	54,717	—	2,283
MXN	BRC	06/19/15	3,199,230	205,000	208,703	3,703	—
MYR	CIT	04/27/15	304,278	83,000	81,854	—	1,146
MYR	SCB	06/05/15	356,141	95,136	95,452	316	—
PHP	HSB	04/13/15	2,002,950	45,000	44,819	—	181
PHP	HSB	04/30/15	2,786,404	62,000	62,305	305	—
PLN	JPM	05/04/15	572,687	154,130	150,962	—	3,168
PLN	JPM	06/08/15	337,329	90,036	88,818	—	1,218
RON	JPM	05/22/15	506,881	129,000	123,364	—	5,636
RUB	JPM	04/07/15	47,036,440	772,482	806,346	33,864	—
SGD	HSB	05/11/15	88,000	65,226	64,064	—	1,162
SGD	HSB	05/11/15	262,924	193,000	191,409	—	1,591
THB	SCB	04/23/15	11,350,315	345,204	348,496	3,292	—
TRY	CIT	06/22/15	124,832	47,000	47,038	38	—
TRY	JPM	04/24/15	128,547	54,000	49,159	—	4,841
TRY	JPM	04/24/15	225,123	85,000	86,091	1,091	—
TRY	JPM	04/24/15	235,910	89,000	90,217	1,217	—
TRY	JPM	04/24/15	1,250,124	473,856	478,072	4,216	—
TRY	JPM	05/12/15	663,149	261,000	252,418	—	8,582

Lazard Emerging Markets Income Portfolio (concluded)

Forward Currency Contracts open at March 31, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
TWD	JPM	06/12/15	8,549,550	$271,410	$273,837	$2,427	$—
ZAR	JPM	04/07/15	633,694	55,000	52,203	—	2,797
ZAR	JPM	04/07/15	692,321	58,498	57,033	—	1,465
ZAR	JPM	04/07/15	1,578,519	130,000	130,037	37	—
Total Forward Currency Purchase Contracts				$7,822,189	$7,840,845	$74,456	$55,800
Forward Currency Sale Contracts
BRL	CIT	04/24/15	268,837	$83,000	$83,776	$—	$776
BRL	CIT	04/24/15	290,563	91,000	90,547	453	—
BRL	CIT	02/18/16	534,789	163,140	152,733	10,407	—
CNH	HSB	04/02/15	736,480	118,672	118,673	—	1
CZK	JPM	05/11/15	2,188,148	90,744	85,400	5,344	—
EUR	JPM	05/22/15	10,000	10,685	10,760	—	75
EUR	JPM	06/08/15	81,000	90,036	87,174	2,862	—
EUR	JPM	06/23/15	10,000	10,689	10,765	—	76
HUF	JPM	04/27/15	24,935,805	90,000	89,186	814	—
IDR	SCB	04/13/15	1,348,440,000	102,000	102,756	—	756
ILS	CIT	05/04/15	266,075	75,483	66,863	8,620	—
ILS	JPM	05/04/15	169,174	42,000	42,512	—	512
JPY	CIT	06/11/15	3,241,475	27,000	27,053	—	53
JPY	HSB	05/18/15	10,181,892	84,000	84,948	—	948
JPY	SCB	04/23/15	1,951,000	16,223	16,272	—	49
KWD	CIT	08/18/15	16,504	56,348	54,717	1,631	—
RON	JPM	05/22/15	250,874	64,095	61,057	3,038	—
RON	JPM	06/10/15	178,132	49,000	43,340	5,660	—
RON	JPM	06/10/15	447,161	110,000	108,795	1,205	—
TRY	JPM	04/24/15	1,429,956	552,000	546,843	5,157	—
ZAR	JPM	04/07/15	1,021,148	85,000	84,121	879	—
ZAR	JPM	04/07/15	1,032,762	85,000	85,078	—	78
ZAR	JPM	04/07/15	1,578,277	133,000	130,017	2,983	—
Total Forward Currency Sale Contracts				$2,229,115	$2,183,386	49,053	3,324
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$123,509	$59,124

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 18.4%
Abu Dhabi | 0.3%
ADCB Finance Cayman, Ltd. 4.500%, 03/06/23	USD	750	$777,188
Argentina | 0.3%
YPF Sociedad Anonima, 8.750%, 04/04/24	USD	725	744,793
Brazil | 0.8%
Banco do Brasil SA:
9.000%, 06/18/24 (e)	USD	425	367,625
9.000%, 06/18/24 (d), (e)	USD	450	389,250
Klabin Finance SA, 5.250%, 07/16/24	USD	1,300	1,264,065
			2,020,940
Bulgaria | 0.3%
ContourGlobal Power Holdings SA:
7.125%, 06/01/19	USD	450	461,250
7.125%, 06/01/19 (d)	USD	300	307,500
			768,750
Chile | 1.6%
Colbun SA, 4.500%, 07/10/24	USD	725	744,952
Empresa Electrica Angamos SA:
4.875%, 05/25/29	USD	225	224,719
4.875%, 05/25/29 (d)	USD	525	524,344
ENTEL Chile SA, 4.875%, 10/30/24	USD	1,175	1,231,987
GNL Quintero SA, 4.634%, 07/31/29	USD	725	748,055
SACI Falabella:
4.375%, 01/27/25	USD	300	307,875
4.375%, 01/27/25 (d)	USD	450	461,812
			4,243,744
China | 1.5%
Bank of China, Ltd.:
5.000%, 11/13/24	USD	225	237,401
5.000%, 11/13/24 (d)	USD	500	527,558
BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21	USD	750	738,750
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	725	723,187
ENN Energy Holdings, Ltd., 6.000%, 05/13/21	USD	750	843,589
Green Dragon Gas, Ltd., 10.000%, 11/20/17	USD	400	392,000
Tencent Holdings, Ltd., 3.800%, 02/11/25 (d)	USD	375	383,383
			3,845,868
Description	Security Currency	Principal Amount (000)	Value
Colombia | 1.0%
Bancolombia SA, 5.125%, 09/11/22	USD	650	$654,225
Grupo Aval, Ltd., 4.750%, 09/26/22	USD	750	746,025
Millicom International Cellular SA, 6.000%, 03/15/25 (d)	USD	750	752,641
Oleoducto Central SA, 4.000%, 05/07/21	USD	375	373,125
			2,526,016
Georgia | 0.3%
Bank of Georgia JSC, 7.750%, 07/05/17	USD	775	800,187
Guatemala | 0.7%
Comcel Trust, 6.875%, 02/06/24	USD	700	743,680
Industrial Senior Trust, 5.500%, 11/01/22	USD	1,250	1,205,212
			1,948,892
India | 1.1%
Bank of Baroda, 4.875%, 07/23/19	USD	450	486,677
Bharti Airtel International Netherlands BV, 5.125%, 03/11/23	USD	700	756,384
ICICI Bank, Ltd., 5.750%, 11/16/20	USD	625	708,352
Reliance Industries, Ltd., 4.125%, 01/28/25 (d)	USD	875	878,577
			2,829,990
Indonesia | 0.8%
PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	1,150	761,875
PT Perusahaan Gas Negara Persero Tbk, 5.125%, 05/16/24	USD	1,175	1,251,257
			2,013,132
Iraq | 0.3%
Genel Energy Finance, Ltd., 7.500%, 05/14/19	USD	800	706,000
Kuwait | 0.3%
Burgan Finance No. 1 Jersey, Ltd., 7.875%, 09/29/20	USD	625	728,125
Mexico | 1.9%
Alfa SAB de CV, 5.250%, 03/25/24	USD	1,150	1,229,925
Cemex SAB de CV, 6.125%, 05/05/25 (d)	USD	1,250	1,259,375
Credito Real SAB de CV, 7.500%, 03/13/19	USD	400	414,068

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
Mexico Generadora de Energia S de rl, 5.500%, 12/06/32	USD	1,200	$1,221,000
Sixsigma Networks Mexico SA de CV:
8.250%, 11/07/21	USD	275	290,768
8.250%, 11/07/21 (d)	USD	450	475,801
			4,890,937
Panama | 0.3%
Global Bank Corp.:
5.125%, 10/30/19	USD	275	285,320
5.125%, 10/30/19 (d)	USD	450	466,886
			752,206
Paraguay | 0.3%
Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	USD	725	748,241
Peru | 1.6%
Banco de Credito del Peru, 6.125%, 04/24/27	USD	1,150	1,257,800
Cementos Pacasmayo SAA, 4.500%, 02/08/23	USD	825	796,024
Consorcio Transmantaro SA, 4.375%, 05/07/23	USD	1,250	1,264,063
InRetail Consumer, 5.250%, 10/10/21	USD	800	815,744
			4,133,631
Philippines | 0.1%
Energy Development Corp., 6.500%, 01/20/21	USD	250	275,000
Russia | 1.0%
Gazprom OAO Via Gaz Capital SA, 4.300%, 11/12/15	USD	900	900,000
Phosagro OAO, 4.204%, 02/13/18	USD	550	518,375
Sberbank of Russia Via SB Capital SA, 5.717%, 06/16/21	USD	775	703,312
Sibur Securities, Ltd., 3.914%, 01/31/18	USD	475	428,688
			2,550,375
Singapore | 1.3%
BOC Aviation Pte, Ltd., 3.000%, 03/30/20 (d)	USD	750	749,933
HPHT Finance 15, Ltd., 2.875%, 03/17/20 (d)	USD	750	758,589
Opus Offshore Ventures Pte, Ltd., 9.000%, 07/18/15	USD	1,400	1,475,250
Pacnet, Ltd., 9.000%, 12/12/18	USD	375	422,813
			3,406,585
Description	Security Currency	Principal Amount (000)	Value
South Africa | 0.3%
Myriad International Holdings BV, 6.000%, 07/18/20	USD	800	$888,000
Thailand | 0.8%
Bangkok Bank Public Co. Ltd, 4.800%, 10/18/20	USD	650	717,989
PTT Exploration & Production Public Co. Ltd., 4.875%, 12/29/49	USD	1,250	1,260,938
			1,978,927
Turkey | 1.4%
Akbank TAS, 5.000%, 10/24/22	USD	750	750,000
KOC Holding AS, 3.500%, 04/24/20	USD	775	749,603
Turk Telekomunikasyon AS, 4.875%, 06/19/24	USD	750	747,188
Turkiye Halk Bankasi:
4.750%, 02/11/21	USD	200	196,750
4.750%, 02/11/21 (d)	USD	1,075	1,053,500
			3,497,041
Uruguay | 0.1%
Navios South American Logistics, Inc., 7.250%, 05/01/22	USD	221	215,475
Total Corporate Bonds (Identified cost $47,397,743)			47,290,043
Foreign Government Obligations | 55.1%
Bolivia | 0.5%
Bolivia Government Bonds:
4.875%, 10/29/22	USD	590	590,000
5.950%, 08/22/23	USD	625	647,656
			1,237,656
Brazil | 3.2%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/19	BRL	23,620	4,642,517
Federal Republic of Brazil:
5.875%, 01/15/19	USD	1,350	1,491,750
4.250%, 01/07/25	USD	1,280	1,255,040
5.000%, 01/27/45	USD	1,000	926,250
			8,315,557
Chile | 1.9%
Republic of Chile:
2.250%, 10/30/22	USD	920	917,700
3.125%, 03/27/25	USD	3,290	3,450,387
3.625%, 10/30/42	USD	650	641,063
			5,009,150

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
Colombia | 2.0%
Republic of Colombia:
7.375%, 03/18/19	USD	905	$1,071,520
4.000%, 02/26/24	USD	1,305	1,348,717
5.625%, 02/26/44	USD	2,460	2,758,275
			5,178,512
Congo | 1.5%
Republic of Congo, 3.500%, 06/30/29 (f)	USD	4,457	3,967,086
Costa Rica | 1.0%
Republic of Costa Rica:
5.625%, 04/30/43	USD	1,455	1,274,944
7.000%, 04/04/44	USD	1,190	1,216,031
			2,490,975
Croatia | 1.4%
Croatia:
6.250%, 04/27/17	USD	250	265,625
6.750%, 11/05/19	USD	1,365	1,520,269
6.625%, 07/14/20	USD	650	723,937
5.500%, 04/04/23	USD	250	266,250
6.000%, 01/26/24	USD	865	954,744
			3,730,825
Dominican Republic | 1.5%
Dominican Republic:
7.500%, 05/06/21	USD	450	505,125
5.500%, 01/27/25	USD	550	567,875
5.500%, 01/27/25 (d)	USD	600	619,500
7.450%, 04/30/44	USD	125	141,562
6.850%, 01/27/45 (d)	USD	1,850	1,942,500
			3,776,562
El Salvador | 0.7%
Republic of El Salvador:
7.375%, 12/01/19	USD	580	630,388
6.375%, 01/18/27	USD	200	200,750
6.375%, 01/18/27 (d)	USD	475	476,781
7.650%, 06/15/35	USD	545	573,953
			1,881,872
Georgia | 0.5%
Republic of Georgia, 6.875%, 04/12/21	USD	1,120	1,241,800
Guatemala | 0.3%
Republic of Guatemala, 4.875%, 02/13/28	USD	625	650,744
Honduras | 0.5%
Honduras Government Bond, 7.500%, 03/15/24	USD	1,185	1,264,988
Hungary | 2.2%
Hungary:
Description	Security Currency	Principal Amount (000)	Value
6.250%, 01/29/20	USD	1,915	$2,184,479
5.375%, 03/25/24	USD	1,810	2,035,164
7.625%, 03/29/41	USD	950	1,377,167
			5,596,810
Indonesia | 3.1%
Republic of Indonesia:
4.875%, 05/05/21	USD	965	1,054,262
3.750%, 04/25/22	USD	1,185	1,210,774
4.125%, 01/15/25	USD	830	853,240
4.125%, 01/15/25 (d)	USD	1,900	1,953,200
6.625%, 02/17/37	USD	535	650,961
5.250%, 01/17/42	USD	930	980,685
5.125%, 01/15/45	USD	400	421,000
5.125%, 01/15/45 (d)	USD	925	973,563
			8,097,685
Ivory Coast | 1.5%
Ivory Coast:
6.375%, 03/03/28 (d)	USD	1,105	1,093,950
5.750%, 12/31/32	USD	2,910	2,787,052
			3,881,002
Jamaica | 0.7%
Jamaica Government Bond, 7.625%, 07/09/25	USD	1,661	1,852,015
Kenya | 0.5%
Republic of Kenya:
5.875%, 06/24/19	USD	400	414,000
6.875%, 06/24/24	USD	800	840,000
			1,254,000
Latvia | 0.5%
Republic of Latvia, 5.250%, 06/16/21	USD	1,095	1,266,799
Lithuania | 1.0%
Republic of Lithuania:
7.375%, 02/11/20	USD	1,945	2,399,294
6.125%, 03/09/21	USD	100	119,813
			2,519,107
Mexico | 1.2%
United Mexican States:
5.625%, 01/15/17	USD	1,230	1,323,788
3.625%, 03/15/22	USD	100	104,100
4.000%, 10/02/23	USD	1,640	1,739,220
			3,167,108
Morocco | 0.5%
Kingdom of Morocco:
4.250%, 12/11/22	USD	475	494,000
5.500%, 12/11/42	USD	685	768,913
			1,262,913

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
Pakistan | 0.5%
Islamic Republic of Pakistan, 8.250%, 04/15/24	USD	1,165	$1,226,128
Panama | 2.5%
Republic of Panama:
4.000%, 09/22/24	USD	1,805	1,897,506
3.750%, 03/16/25	USD	400	410,500
8.875%, 09/30/27	USD	600	881,250
6.700%, 01/26/36	USD	2,425	3,188,875
			6,378,131
Paraguay | 1.0%
Republic of Paraguay:
6.100%, 08/11/44	USD	1,810	1,977,425
6.100%, 08/11/44 (d)	USD	550	600,875
			2,578,300
Peru | 2.0%
Republic of Peru:
7.350%, 07/21/25	USD	1,615	2,202,456
8.750%, 11/21/33	USD	1,405	2,233,957
5.625%, 11/18/50	USD	475	581,875
			5,018,288
Philippines | 2.4%
Republic of Philippines:
4.200%, 01/21/24	USD	3,340	3,749,150
6.375%, 01/15/32	USD	910	1,238,737
3.950%, 01/20/40	USD	1,175	1,251,375
			6,239,262
Poland | 1.9%
Republic of Poland:
6.375%, 07/15/19	USD	1,660	1,955,937
5.125%, 04/21/21	USD	525	604,595
5.000%, 03/23/22	USD	550	633,009
3.000%, 03/17/23	USD	1,765	1,815,647
			5,009,188
Portugal | 3.4%
Republic of Portugal:
5.125%, 10/15/24	USD	4,645	5,143,316
5.125%, 10/15/24 (d)	USD	3,225	3,570,978
			8,714,294
Romania | 1.5%
Romania Government Bonds:
6.750%, 02/07/22	USD	2,086	2,526,667
6.125%, 01/22/44	USD	950	1,213,625
			3,740,292
Rwanda | 0.7%
Republic of Rwanda, 6.625%, 05/02/23	USD	1,815	1,837,161
Description	Security Currency	Principal Amount (000)	Value
Senegal | 0.5%
Republic of Senegal, 8.750%, 05/13/21	USD	1,075	$1,213,406
Serbia | 1.0%
Republic of Serbia:
4.875%, 02/25/20	USD	885	913,763
7.250%, 09/28/21	USD	1,340	1,549,375
			2,463,138
Slovenia | 2.5%
Republic of Slovenia, 5.250%, 02/18/24	USD	5,490	6,325,849
South Africa | 2.2%
Republic of South Africa:
6.875%, 05/27/19	USD	1,240	1,429,100
5.500%, 03/09/20	USD	175	192,500
5.875%, 05/30/22	USD	415	474,137
4.665%, 01/17/24	USD	2,200	2,337,500
5.375%, 07/24/44	USD	1,160	1,252,800
			5,686,037
Sri Lanka | 1.4%
Republic of Sri Lanka:
6.250%, 07/27/21	USD	1,815	1,876,256
5.875%, 07/25/22	USD	1,815	1,846,763
			3,723,019
Turkey | 2.9%
Hazine Mustesarligi Varlik Kiralama AS:
4.489%, 11/25/24	USD	470	476,463
4.489%, 11/25/24 (d)	USD	1,070	1,084,712
Republic of Turkey:
6.750%, 04/03/18	USD	1,150	1,276,500
5.750%, 03/22/24	USD	1,450	1,613,125
6.750%, 05/30/40	USD	1,195	1,481,800
4.875%, 04/16/43	USD	1,625	1,604,687
			7,537,287
Uruguay | 2.0%
Republica Orient Uruguay:
4.500%, 08/14/24	USD	2,155	2,343,562
7.875%, 01/15/33	USD	560	796,600
4.125%, 11/20/45	USD	265	249,763
5.100%, 06/18/50	USD	1,615	1,689,694
			5,079,619
Vietnam | 0.5%
Socialist Republic of Vietnam, 4.800%, 11/19/24	USD	1,180	1,233,100
Total Foreign Government Obligations (Identified cost $140,582,834)			141,645,665

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
Quasi Government Bonds | 2.2%
Mexico | 1.2%
Petroleos Mexicanos:
6.625%, 06/15/35	USD	955	$1,098,250
5.500%, 06/27/44	USD	240	241,800
5.500%, 06/27/44 (d)	USD	1,770	1,794,337
			3,134,387
Tunisia | 1.0%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25 (d)	USD	2,495	2,551,138
Total Quasi Government Bonds (Identified cost $5,667,869)			5,685,525
US Treasury Security | 3.3%
US Treasury Note, 1.375%, 02/29/20 (Identified cost $8,469,362)	USD	8,475	8,476,656

Description		Shares	Value
Warrant | 0.0%
Iraq | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Identified cost $0)		96,000	$0
Short-Term Investment | 20.2%
State Street Institutional Treasury Money Market Fund (Identified cost $51,801,563)		51,801,563	51,801,563
Total Investments | 99.2% (Identified cost $253,919,371) (b), (g)			$254,899,452
Cash and Other Assets in Excess of Liabilities | 0.8%			1,989,038
Net Assets | 100.0%			$256,888,490

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at March 31, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	SCB	04/20/15	1,459,424	$1,140,000	$1,110,401	$—	$29,599
AUD	SCB	04/20/15	3,259,043	2,540,000	2,479,639	—	60,361
AUD	SCB	04/20/15	3,261,009	2,540,000	2,481,135	—	58,865
BRL	BRC	04/02/15	3,292,000	1,000,000	1,031,474	31,474	—
BRL	BRC	04/02/15	4,450,850	1,397,003	1,394,574	—	2,429
BRL	BRC	04/02/15	7,742,850	2,413,607	2,426,047	12,440	—
CAD	SCB	04/20/15	2,061,968	1,620,000	1,627,662	7,662	—
CLP	BRC	04/13/15	398,350,000	620,000	637,309	17,309	—
CLP	BRC	04/20/15	1,233,835,090	1,931,489	1,972,874	41,385	—
CLP	JPM	04/20/15	1,233,835,090	1,928,621	1,972,874	44,253	—
CLP	SCB	04/13/15	640,200,000	1,000,000	1,024,238	24,238	—
CLP	SCB	04/20/15	1,233,835,089	1,929,465	1,972,873	43,408	—
CLP	UBS	04/20/15	1,233,835,090	1,927,265	1,972,873	45,608	—
COP	BRC	04/13/15	1,665,785,000	620,000	640,034	20,034	—
COP	SCB	04/13/15	1,656,640,000	620,000	636,520	16,520	—
IDR	BRC	04/20/15	20,645,781,436	1,552,898	1,572,580	19,682	—
IDR	JPM	04/13/15	33,004,950,000	2,490,000	2,517,463	27,463	—
IDR	SCB	04/13/15	16,643,750,000	1,250,000	1,269,507	19,507	—
INR	BRC	04/13/15	78,825,000	1,250,000	1,257,252	7,252	—
INR	BRC	04/13/15	79,025,000	1,250,000	1,260,442	10,442	—
INR	BRC	04/20/15	130,749,669	2,066,045	2,082,464	16,419	—
INR	JPM	04/13/15	90,352,818	1,422,991	1,441,120	18,129	—
INR	JPM	04/20/15	130,749,669	2,071,774	2,082,464	10,690	—
INR	SCB	04/13/15	71,570,702	1,127,009	1,141,547	14,538	—
INR	SCB	04/20/15	82,394,000	1,300,000	1,312,298	12,298	—
INR	SCB	04/20/15	130,749,669	2,067,352	2,082,464	15,112	—
MXN	BRC	04/13/15	9,628,491	620,000	630,934	10,934	—
MXN	BRC	04/13/15	19,260,250	1,250,000	1,262,082	12,082	—
MXN	BRC	04/13/15	19,319,375	1,250,000	1,265,956	15,956	—
MXN	SCB	04/13/15	9,634,924	620,000	631,355	11,355	—
MXN	UBS	04/13/15	19,349,000	1,250,000	1,267,897	17,897	—
PLN	SCB	04/13/15	2,456,068	620,000	647,882	27,882	—
PLN	SCB	04/13/15	7,317,871	1,870,000	1,930,369	60,369	—
SGD	SCB	04/20/15	4,023,093	2,935,000	2,930,311	—	4,689
SGD	SCB	04/20/15	4,032,044	2,935,000	2,936,832	1,832	—
TRY	BRC	04/20/15	2,859,724	1,090,000	1,094,767	4,767	—
TRY	BRC	04/20/15	3,345,630	1,264,172	1,280,783	16,611	—
TRY	SCB	04/13/15	209,580	80,000	80,380	380	—
TRY	SCB	04/13/15	3,290,500	1,250,000	1,262,004	12,004	—
TRY	SCB	04/13/15	3,297,875	1,250,000	1,264,833	14,833	—
TRY	SCB	04/13/15	3,319,875	1,250,000	1,273,270	23,270	—
ZAR	BRC	04/13/15	15,537,155	1,240,000	1,278,680	38,680	—
ZAR	SCB	04/13/15	7,358,918	610,000	605,626	—	4,374
ZAR	SCB	04/13/15	18,679,050	1,500,000	1,537,252	37,252	—

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at March 31, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
ZAR	SCB	04/20/15	13,261,152	$1,070,000	$1,090,123	$20,123	$—
ZAR	SCB	04/20/15	22,894,429	1,870,000	1,882,019	12,019	—
ZAR	SCB	04/20/15	46,518,120	3,740,000	3,823,986	83,986	—
Total Forward Currency Purchase Contracts				$70,639,691	$71,377,469	$898,095	$160,317
Forward Currency Sale Contracts
AUD	BRC	04/20/15	3,801,660	$2,882,533	$2,892,489	$—	$9,956
AUD	SCB	04/20/15	846,872	650,000	644,342	5,658	—
AUD	SCB	04/20/15	850,418	650,000	647,040	2,960	—
AUD	SCB	04/20/15	2,331,803	1,768,743	1,774,150	—	5,407
AUD	SCB	04/20/15	2,460,235	1,870,000	1,871,867	—	1,867
BRL	BRC	04/02/15	3,292,000	1,026,185	1,031,474	—	5,289
BRL	BRC	04/02/15	4,450,850	1,387,422	1,394,573	—	7,151
BRL	BRC	04/02/15	7,742,850	2,460,000	2,426,047	33,953	—
BRL	BRC	05/05/15	2,424,549	746,474	753,430	—	6,956
BRL	BRC	05/05/15	4,450,850	1,385,479	1,383,106	2,373	—
BRL	SCB	05/05/15	3,931,450	1,220,000	1,221,701	—	1,701
BRL	SCB	05/05/15	4,072,704	1,253,525	1,265,596	—	12,071
CAD	BRC	04/20/15	2,070,136	1,620,000	1,634,109	—	14,109
CLP	BRC	04/20/15	713,848,781	1,144,539	1,141,428	3,111	—
CLP	BRC	04/20/15	742,659,346	1,190,923	1,187,495	3,428	—
CLP	SCB	04/13/15	1,038,550,000	1,663,943	1,661,547	2,396	—
CLP	SCB	04/20/15	522,911,345	816,653	836,123	—	19,470
CLP	SCB	04/20/15	674,886,534	1,053,347	1,079,128	—	25,781
CLP	SCB	04/20/15	714,764,412	1,144,539	1,142,892	1,647	—
COP	SCB	04/13/15	3,322,425,000	1,297,696	1,276,555	21,141	—
IDR	BRC	04/13/15	16,656,050,000	1,270,000	1,270,446	—	446
IDR	SCB	04/13/15	16,334,060,000	1,242,606	1,245,885	—	3,279
IDR	SCB	04/13/15	16,658,590,000	1,270,000	1,270,639	—	639
INR	BRC	04/13/15	79,857,600	1,270,000	1,273,722	—	3,722
INR	BRC	04/13/15	157,729,920	2,517,837	2,515,779	2,058	—
INR	BRC	04/20/15	67,131,298	1,070,675	1,069,208	1,467	—
INR	BRC	04/20/15	156,633,450	2,490,000	2,494,718	—	4,718
INR	JPM	04/20/15	91,485,109	1,459,325	1,457,093	2,232	—
INR	SCB	04/13/15	82,186,000	1,300,000	1,310,860	—	10,860
MXN	BRC	04/13/15	9,487,688	625,000	621,707	3,293	—
MXN	BRC	04/13/15	9,505,500	625,000	622,874	2,126	—
MXN	SCB	04/13/15	18,621,394	1,219,819	1,220,219	—	400
MXN	SCB	04/13/15	39,577,458	2,620,001	2,593,424	26,577	—
MYR	BRC	04/20/15	3,839,492	1,034,346	1,035,015	—	669
PLN	BRC	04/13/15	9,773,939	2,583,588	2,578,251	5,337	—
SGD	BRC	04/20/15	3,440,084	2,476,778	2,505,664	—	28,886
SGD	JPM	04/20/15	3,440,084	2,476,217	2,505,664	—	29,447
SGD	SCB	04/20/15	1,209,344	870,000	880,853	—	10,853
SGD	SCB	04/20/15	3,440,085	2,476,485	2,505,665	—	29,180

Lazard Explorer Total Return Portfolio (concluded)

Forward Currency Contracts open at March 31, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
TRY	BRC	04/13/15	2,480,788	$945,709	$951,456	$—	$5,747
TRY	BRC	04/20/15	4,934,930	1,870,000	1,889,202	—	19,202
TRY	SCB	04/13/15	163,253	62,382	62,613	—	231
TRY	SCB	04/13/15	816,267	311,909	313,062	—	1,153
TRY	SCB	04/13/15	3,314,065	1,270,000	1,271,042	—	1,042
TRY	SCB	04/13/15	3,327,273	1,270,000	1,276,108	—	6,108
TRY	SCB	04/20/15	3,266,875	1,250,000	1,250,633	—	633
ZAR	BRC	04/20/15	3,846,594	310,790	316,206	—	5,416
ZAR	BRC	04/20/15	3,852,841	310,791	316,720	—	5,929
ZAR	BRC	04/20/15	3,852,872	310,791	316,723	—	5,932
ZAR	BRC	04/20/15	13,303,236	1,075,426	1,093,582	—	18,156
ZAR	SCB	04/13/15	7,649,845	635,000	629,568	5,432	—
ZAR	SCB	04/13/15	11,640,970	970,000	958,031	11,969	—
ZAR	SCB	04/13/15	22,237,439	1,841,000	1,830,101	10,899	—
ZAR	SCB	04/20/15	13,930,371	1,170,000	1,145,135	24,865	—
ZAR	SCB	04/20/15	44,445,200	3,680,000	3,653,583	26,417	—
Total Forward Currency Sale Contracts				$75,413,476	$75,516,543	199,339	302,406
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,097,434	$462,723

Credit Default Swap Agreements open at March 31, 2015:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX EM 23	BRC	1,000,000	06/20/20	1.000%	$(100,551)	$(98,300)	$-	$2,251
CDX EM 23	JPM	1,500,000	06/20/20	1.000	(150,826)	(143,250)	-	7,576
CDX EM 23	BRC	6,500,000	06/20/20	1.000	(653,579)	(637,897)	-	15,682
Republic of Brazil	JPM	725,000	06/20/20	1.000	(61,489)	(66,666)	5,177	-
Republic of Brazil	JPM	1,750,000	06/20/20	1.000	(148,422)	(166,214)	17,792	-
Total Credit Default Swap Agreements					$(1,114,867)	$(1,112,327)	$22,969	$25,509

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 94.5%
Aerospace & Defense | 2.1%
Bombardier, Inc., 7.750%, 03/15/20 (d)	$1,600	$1,674,400
KLX, Inc., 5.875%, 12/01/22 (d)	1,400	1,396,500
Triumph Group, Inc., 4.875%, 04/01/21	1,400	1,368,500
		4,439,400
Apparel & Textiles | 0.6%
Levi Strauss & Co., 7.625%, 05/15/20	1,300	1,352,000
Automotive | 2.2%
FCA US LLC, 8.250%, 06/15/21	1,400	1,552,754
Schaeffler Finance BV:
7.750%, 02/15/17 (d)	250	280,000
4.750%, 05/15/21 (d)	1,000	1,010,000
The Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,775	1,877,063
		4,719,817
Building Materials | 2.7%
HD Supply, Inc., 5.250%, 12/15/21 (d)	1,500	1,545,000
Masco Corp., 6.125%, 10/03/16	1,500	1,598,400
USG Corp., 9.750%, 01/15/18	675	781,312
Vulcan Materials Co., 6.500%, 12/01/16	215	233,770
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,628,000
		5,786,482
Cable Television | 5.8%
Cablevision Systems Corp., 7.750%, 04/15/18	1,500	1,665,000
CCO Holdings LLC, 5.250%, 03/15/21	1,950	1,996,312
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (d)	1,800	1,896,750
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,612,000
Mediacom Broadband LLC, 5.500%, 04/15/21	1,500	1,515,000
Videotron, Ltd., 5.000%, 07/15/22	1,808	1,862,240
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (d)	1,626	1,705,268
		12,252,570
Description	Principal Amount (000)	Value
Chemicals | 4.7%
Chemtura Corp., 5.750%, 07/15/21	$1,400	$1,419,250
Eagle Spinco, Inc., 4.625%, 02/15/21	1,400	1,384,250
Huntsman International LLC, 4.875%, 11/15/20	1,600	1,600,000
Ineos Finance PLC, 7.500%, 05/01/20 (d)	1,400	1,477,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	959,744
Tronox Finance LLC, 6.375%, 08/15/20	1,400	1,368,500
WR Grace & Co-Conn, 5.125%, 10/01/21 (d)	1,700	1,763,750
		9,972,494
Communications Equipment | 0.7%
CommScope, Inc., 5.000%, 06/15/21 (d)	1,500	1,498,125
Computer Services | 2.6%
Activision Blizzard, Inc., 5.625%, 09/15/21 (d)	1,400	1,491,000
First Data Corp.:
8.875%, 08/15/20 (d)	850	905,250
6.750%, 11/01/20 (d)	260	276,900
iGATE Corp., 4.750%, 04/15/19	1,500	1,509,375
Nuance Communications, Inc., 5.375%, 08/15/20 (d)	1,373	1,386,730
		5,569,255
Consumer Products | 0.7%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (d)	1,500	1,413,750
Diversified | 1.5%
Amsted Industries, Inc., 5.000%, 03/15/22 (d)	1,700	1,710,625
Griffon Corp., 5.250%, 03/01/22	1,400	1,381,240
		3,091,865
Electric Generation | 1.4%
AES Corp.:
8.000%, 10/15/17	180	208,125
7.375%, 07/01/21	1,095	1,215,450
Calpine Corp., 6.000%, 01/15/22 (d)	1,500	1,605,000
		3,028,575
Electronics | 0.7%
Amkor Technologies, Inc., 6.625%, 06/01/21	1,400	1,456,000

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
Energy Exploration & Production | 3.4%
California Resources Corp., 5.500%, 09/15/21 (d)	$1,500	$1,330,800
Chesapeake Energy Corp., 5.375%, 06/15/21	1,450	1,406,500
Denbury Resources, Inc., 5.500%, 05/01/22	1,400	1,256,500
Linn Energy LLC, 6.500%, 05/15/19	425	357,266
Range Resources Corp., 5.000%, 08/15/22	1,700	1,691,500
Whiting Petroleum Corp., 5.750%, 03/15/21	1,225	1,215,812
		7,258,378
Energy Services | 1.3%
Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	596	566,200
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	1,600	1,272,000
PBF Holding Co. LLC, 8.250%, 02/15/20	900	950,625
		2,788,825
Environmental | 0.9%
Clean Harbors, Inc., 5.250%, 08/01/20	1,750	1,789,375
Financial Services | 2.2%
Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,567,500
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,558,200
International Lease Finance Corp.:
8.625%, 09/15/15	500	514,375
5.750%, 05/15/16	500	519,750
8.750%, 03/15/17	500	552,500
		4,712,325
Food & Beverages | 3.5%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,498,125
Constellation Brands, Inc., 7.250%, 05/15/17	950	1,048,562
HJ Heinz Co., 4.250%, 10/15/20	1,600	1,641,600
Post Holdings, Inc., 7.375%, 02/15/22	1,650	1,707,750
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,530,000
		7,426,037
Description	Principal Amount (000)	Value
Forest & Paper Products | 1.7%
Cascades, Inc., 5.500%, 07/15/22 (d)	$1,500	$1,522,500
Smurfit Kappa Acquisitions, 4.875%, 09/15/18 (d)	1,050	1,099,875
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	750	907,500
		3,529,875
Gaming | 4.7%
Boyd Gaming Corp., 9.125%, 12/01/18	1,350	1,410,750
Cleopatra Finance, Ltd.:
5.625%, 02/15/20 (d)	250	244,250
6.250%, 02/15/22 (d)	1,450	1,417,375
GLP Capital LP, 4.875%, 11/01/20	1,500	1,537,500
MGM Resorts International, 6.625%, 12/15/21	1,000	1,068,125
Pinnacle Entertainment, Inc., 6.375%, 08/01/21	1,250	1,325,000
Scientific Games Corp., 8.125%, 09/15/18	350	315,000
Scientific Games International, Inc., 6.250%, 09/01/20	750	558,750
Wynn Las Vegas LLC, 5.375%, 03/15/22	2,007	2,077,245
		9,953,995
Gas Distribution | 5.7%
AmeriGas Finance LLC, 6.750%, 05/20/20	1,525	1,605,063
Energy Transfer Equity LP, 7.500%, 10/15/20	1,250	1,400,000
Ferrellgas Partners LP:
8.625%, 06/15/20	520	536,900
6.500%, 05/01/21	500	505,000
Kinder Morgan, Inc.:
7.000%, 06/15/17	650	716,975
5.000%, 02/15/21 (d)	1,275	1,362,725
Regency Energy Partners LP, 5.750%, 09/01/20	1,300	1,404,000
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (d)	1,450	1,566,000
Suburban Propane Partners LP, 7.375%, 08/01/21	1,531	1,645,825
Tesoro Logistics LP, 6.125%, 10/15/21	1,383	1,424,490
		12,166,978
Health Services | 5.5%
Biomet, Inc., 6.500%, 08/01/20	1,750	1,855,000

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
Community Health Systems, Inc., 8.000%, 11/15/19	$1,400	$1,487,500
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (d)	1,097	1,190,793
Fresenius US Finance II, Inc., 9.000%, 07/15/15 (d)	525	535,500
Grifols Worldwide Operations, Ltd., 5.250%, 04/01/22 (d)	1,475	1,498,969
HCA, Inc., 6.500%, 02/15/20	1,600	1,801,600
LifePoint Hospitals, Inc., 5.500%, 12/01/21	1,400	1,466,500
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	709,408
4.375%, 10/01/21	1,250	1,221,875
		11,767,145
Leisure & Entertainment | 3.1%
ACCO Brands Corp., 6.750%, 04/30/20	1,750	1,833,125
Cedar Fair LP, 5.250%, 03/15/21	1,800	1,858,500
Regal Entertainment Group, 5.750%, 03/15/22	1,450	1,482,625
Six Flags Entertainment Corp., 5.250%, 01/15/21 (d)	1,400	1,438,500
		6,612,750
Machinery | 1.3%
Terex Corp., 6.500%, 04/01/20	1,600	1,664,000
The Manitowoc Co., Inc., 8.500%, 11/01/20	1,000	1,070,000
		2,734,000
Media | 6.8%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,493,430
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,750	1,841,875
Lamar Media Corp., 5.875%, 02/01/22	1,685	1,773,462
Nielsen Finance LLC, 5.000%, 04/15/22 (d)	1,800	1,811,250
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,571,250
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,949,875
Sirius XM Radio, Inc., 5.750%, 08/01/21 (d)	1,500	1,563,750
Description	Principal Amount (000)	Value
Starz LLC, 5.000%, 09/15/19	$725	$744,938
WMG Acquisition Corp., 6.000%, 01/15/21 (d)	1,620	1,652,400
		14,402,230
Metals & Mining | 1.0%
Calcipar SA, 6.875%, 05/01/18 (d)	1,350	1,366,875
First Quantum Minerals, Ltd., 6.750%, 02/15/20 (d)	862	797,350
		2,164,225
Packaging | 2.3%
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,550,625
Sealed Air Corp., 4.875%, 12/01/22 (d)	1,700	1,734,000
Silgan Holdings, Inc., 5.000%, 04/01/20	1,475	1,515,563
		4,800,188
Pharmaceutical & Biotechnology | 1.8%
Endo Finance LLC, 5.750%, 01/15/22 (d)	1,600	1,640,000
Mylan, Inc., 7.875%, 07/15/20 (d)	650	686,732
Valeant Pharmaceuticals International, 6.375%, 10/15/20 (d)	1,500	1,558,125
		3,884,857
Printing & Publishing | 2.5%
Gannett Co., Inc., 7.125%, 09/01/18	1,676	1,736,755
R.R. Donnelley & Sons Co., 7.250%, 05/15/18	1,016	1,122,680
The McClatchy Co., 9.000%, 12/15/22	1,100	1,061,500
Time, Inc., 5.750%, 04/15/22 (d)	1,425	1,392,937
		5,313,872
Real Estate | 1.5%
CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	1,600	1,632,000
DuPont Fabros Technology LP, 5.875%, 09/15/21	1,400	1,445,500
		3,077,500
Retail | 1.6%
Family Tree Escrow LLC:
5.250%, 03/01/20 (d)	75	78,563
5.750%, 03/01/23 (d)	1,750	1,841,875

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (concluded)
Netflix, Inc., 5.375%, 02/01/21	$1,450	$1,479,000
		3,399,438
Steel-Producers | 2.3%
ArcelorMittal SA, 6.250%, 03/01/21	1,400	1,487,500
Steel Dynamics, Inc., 6.125%, 08/15/19	1,800	1,917,000
United States Steel Corp., 6.050%, 06/01/17	1,475	1,537,687
		4,942,187
Support Services | 4.5%
Algeco Scotsman Global Finance PLC, 8.500%, 10/15/18 (d)	1,250	1,239,062
Audatex North America, Inc., 6.000%, 06/15/21 (d)	1,400	1,480,500
Avis Budget Car Finance, Inc., 5.125%, 06/01/22 (d)	1,600	1,615,968
IHS, Inc., 5.000%, 11/01/22 (d)	1,750	1,757,700
The ADT Corp., 6.250%, 10/15/21	1,400	1,491,000
United Rentals North America, Inc.:
7.375%, 05/15/20	750	810,469
4.625%, 07/15/23	1,100	1,112,375
		9,507,074
Technology Hardware | 1.4%
Denali Borrower Finance Corp., 5.625%, 10/15/20 (d)	1,400	1,479,800
NCR Corp., 4.625%, 02/15/21	1,568	1,569,960
		3,049,760
Telecommunications | 8.4%
Belden, Inc., 5.500%, 09/01/22 (d)	1,750	1,793,750
CenturyLink, Inc., 5.625%, 04/01/20	1,800	1,890,000
Crown Castle International Corp., 4.875%, 04/15/22	1,500	1,558,125
Equinix, Inc., 4.875%, 04/01/20	1,872	1,932,840
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,681,875
GCI, Inc., 8.625%, 11/15/19	1,000	1,046,250
Intelsat Jackson Holdings, Ltd., 7.250%, 04/01/19	1,300	1,347,450
SBA Telecommunications, Inc., 5.750%, 07/15/20	1,500	1,576,875
Description	Principal Amount (000)	Value
Sprint Capital Corp., 6.900%, 05/01/19	$1,475	$1,524,781
T-Mobile USA, Inc., 6.250%, 04/01/21	1,850	1,924,000
Windstream Corp., 8.125%, 09/01/18	1,575	1,647,844
		17,923,790
Transportation | 1.4%
Hapag-Lloyd AG, 9.750%, 10/15/17 (d)	1,075	1,118,000
Teekay Corp., 8.500%, 01/15/20	1,725	1,936,313
		3,054,313
Total Corporate Bonds (Identified cost $197,174,958)		200,839,450

Description	Shares	Value
Short-Term Investment | 4.4%
State Street Institutional Treasury Money Market Fund (Identified cost $9,419,946)	9,419,946	$9,419,946
Total Investments | 98.9% (Identified cost $206,594,904) (b)		$210,259,396
Cash and Other Assets in Excess of Liabilities | 1.1%		2,295,231
Net Assets | 100.0%		$212,554,627

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 3.8%
Automotive | 1.3%
GM Financial Automobile Leasing Trust Series 2015-1, Class A3, 1.530%, 09/20/18	$1,460	$1,461,891
Financial Services | 2.5%
Citibank Credit Card Issuance Trust, Series 2007, Class A8, 5.650%, 09/20/19	2,550	2,825,226
Total Asset-Backed Securities (Identified cost $4,276,824)		4,287,117
Corporate Bonds | 33.8%
Banking | 5.3%
Bank of America Corp.:
3.700%, 09/01/15	2,310	2,337,470
1.500%, 10/09/15	825	828,502
3.625%, 03/17/16	700	717,058
Wells Fargo & Co., 1.500%, 07/01/15	2,075	2,080,457
		5,963,487
Cable Television | 2.4%
DIRECTV Holdings LLC, 3.500%, 03/01/16	2,700	2,759,405
Energy Exploration & Production | 2.0%
Anadarko Petroleum Corp., 6.375%, 09/15/17	2,025	2,253,078
Energy Services | 2.1%
ONEOK Partners LP:
3.250%, 02/01/16	1,069	1,083,247
2.000%, 10/01/17	1,300	1,296,425
		2,379,672
Financial Services | 19.2%
Citigroup, Inc.:
4.750%, 05/19/15	1,568	1,576,480
2.250%, 08/07/15	1,600	1,609,106
4.587%, 12/15/15	625	641,032
Ford Motor Credit Co. LLC, 8.000%, 12/15/16	2,030	2,248,844
JPMorgan Chase & Co.:
3.400%, 06/24/15	2,666	2,683,254
1.100%, 10/15/15	975	977,462
2.600%, 01/15/16	400	405,523
Morgan Stanley:
6.000%, 04/28/15	3,645	3,657,014
5.375%, 10/15/15	1,100	1,126,894
The Bear Stearns Cos., LLC, 5.300%, 10/30/15	225	230,786
The Goldman Sachs Group, Inc.:
3.300%, 05/03/15	2,045	2,048,462
3.700%, 08/01/15	1,760	1,777,266
Description	Principal Amount (000)	Value
1.600%, 11/23/15	$50	$50,291
Western Union Co., 5.930%, 10/01/16	2,526	2,693,744
		21,726,158
Retail | 2.4%
CVS Health Corp., 3.250%, 05/18/15	2,736	2,745,166
Transportation | 0.4%
CSX Corp., 6.250%, 04/01/15	444	444,000
Total Corporate Bonds (Identified cost $38,288,427)		38,270,966
Municipal Bonds | 6.7%
California | 1.6%
California State Taxable Various Purpose:
1.050%, 02/01/16	1,175	1,179,935
5.500%, 03/01/16	575	600,231
		1,780,166
District of Columbia | 0.4%
District of Columbia Revenue National Public Radio Series A, 5.000%, 04/01/43 (Pre-Refunded to 04/01/15 @ $100) (h)	500	500,000
Illinois | 0.5%
Railsplitter Illinois Tobacco Settlement Authority, 4.125%, 06/01/16	500	520,420
Kentucky | 2.4%
Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18	2,668	2,739,044
Maryland | 0.4%
Washington Maryland Suburban Sanitary District Sewer Disposal, 5.000%, 06/01/20 (Pre-Refunded to 06/01/15 @ $100) (h)	500	503,930
Massachusetts | 0.5%
Massachusetts State School Building Authority Sales Tax Revenue Series A, 5.000%, 08/15/17 (Pre-Refunded to 08/15/15 @ $100) (h)	500	508,940
Michigan | 0.5%
Michigan State Hospital Finance Authority Series A Trinity Health, 5.250%, 12/01/15	500	516,435

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
Virginia | 0.4%
Richmond VA Public Improvement Series A, 5.000%, 07/15/17 (Pre-Refunded to 07/15/15 @ $100) (h)	$500	$506,835
Total Municipal Bonds (Identified cost $7,576,130)		7,575,770
US Government Securities | 42.7%
Federal Home Loan Mortgage Corp.:
Pool# 1B4676, 3.702%, 05/01/40	928	989,053
Pool# 1B8709, 1.991%, 08/01/34	2,271	2,404,006
Pool# 1H2577, 2.383%, 09/01/35	1,424	1,523,937
Pool# 1Q1531, 2.329%, 04/01/38	1,169	1,245,716
Pool# 848138, 2.425%, 07/01/38	1,193	1,276,683
Pool# 848514, 2.521%, 03/01/32	2,448	2,623,038
Pool# 848517, 2.386%, 12/01/34	1,811	1,935,267
Pool# 849414, 2.388%, 07/01/35	2,307	2,463,892
Pool# G11720, 4.500%, 08/01/20	429	452,821
Pool# G13867, 5.000%, 06/01/25	559	610,425
Series 2628, Class QN, 3.750%, 06/15/32	1,220	1,267,578
Series 2976, Class LF, 0.515%, 05/15/35	1,564	1,571,188
Series 3153, Class FJ, 0.555%, 05/15/36	1,000	1,004,266
Series 3725, Class A, 3.500%, 09/15/24	403	416,773
Federal National Mortgage Association:
Pool# 725296, 2.193%, 03/01/34	1,019	1,088,691
Pool# 725429, 5.000%, 05/01/19	617	656,455
Pool# 889735, 5.500%, 07/01/23	541	599,264
Pool# 889828, 5.000%, 10/01/19	409	435,099
Pool# 963058, 4.897%, 05/01/38	841	899,487
Pool# 995609, 2.359%, 04/01/35	1,176	1,257,292
Pool# AD0278, 4.251%, 09/01/39	334	359,587
Pool# AD0701, 2.133%, 02/01/37	1,400	1,486,858
Pool# AE0149, 2.332%, 12/01/36	1,177	1,258,301
Pool# AE0315, 4.500%, 02/01/21	155	162,653
Pool# AE0887, 3.216%, 09/01/40	524	558,677
Pool# AL0345, 2.345%, 11/01/35	1,130	1,201,659
Pool# AL3232, 2.362%, 02/01/40	521	553,570
Pool# AL3260, 2.239%, 07/01/38	723	769,031
Pool# AL3739, 2.307%, 07/01/38	398	425,037
Pool# AL3746, 2.332%, 01/01/37	1,345	1,436,259
Pool# AL3941, 6.000%, 03/01/24	799	863,625
Pool# AL4118, 2.273%, 05/01/35	871	927,372
Pool# AL4545, 2.324%, 05/01/39	1,153	1,231,079
Pool# AL4660, 2.899%, 11/01/41	1,169	1,241,292
Pool# AL5574, 2.318%, 12/01/40	1,729	1,844,929
Pool# AL5642, 2.351%, 05/01/39	2,417	2,581,602
Series 2005-45, Class XA, 0.514%, 06/25/35	1,768	1,775,646
Series 2006-101, Class FA, 0.594%, 10/25/36	2,038	2,053,855
Description	Principal Amount (000)	Value
Series 2007-85, Class FL, 0.714%, 09/25/37	$966	$976,626
Series 2009-70, Class NL, 3.000%, 08/25/19	1,931	1,985,222
Total US Government Securities (Identified cost $48,187,655)		48,413,811
US Treasury Securities | 9.4%
US Treasury Notes:
1.375%, 11/30/15	1,780	1,793,767
2.125%, 12/31/15	8,710	8,832,480
Total US Treasury Securities (Identified cost $10,629,576)		10,626,247

Description	Shares	Value
Short-Term Investment | 2.8%
State Street Institutional Treasury Money Market Fund (Identified cost $3,145,595)	3,145,595	$3,145,595
Total Investments l 99.2% (Identified cost $112,104,207) (b)		$112,319,506
Cash and Other Assets in Excess of Liabilities | 0.8%		866,426
Net Assets | 100.0%		$113,185,932

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 33.4%
Australia | 3.3%
Mercedes-Benz Australia/Pacific Property, Ltd., 4.500%, 05/18/15	AUD	80	$61,081
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	110	86,916
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	35	28,138
			176,135
Canada | 5.1%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	65	59,389
Suncor Energy, Inc., 6.100%, 06/01/18	USD	40	45,059
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	80	81,282
The Toronto-Dominion Bank:
1.824%, 04/03/17	CAD	65	51,891
2.250%, 11/05/19	USD	35	35,563
			273,184
Chile | 1.9%
Codelco, Inc., 3.750%, 11/04/20	USD	100	105,075
France | 1.1%
Orange SA, 5.375%, 07/08/19	USD	50	56,977
Italy | 1.3%
Atlantia SpA, 4.375%, 09/16/25	EUR	50	70,742
Luxembourg | 0.6%
ArcelorMittal SA, 5.250%, 02/25/17	USD	30	31,200
Netherlands | 2.9%
Volkswagen International Finance NV, 2.150%, 05/23/16	CNY	1,000	156,546
Norway | 0.8%
Statoil ASA, 3.700%, 03/01/24	USD	40	42,724
United Kingdom | 5.9%
BG Energy Capital PLC, 5.125%, 12/01/25	GBP	50	89,333
GKN Holdings PLC, 6.750%, 10/28/19	GBP	30	52,881
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	89,734
Description	Security Currency	Principal Amount (000)	Value
SSE PLC, 5.000%, 10/01/18	GBP	50	$83,073
			315,021
United States | 10.5%
Apple, Inc., 3.850%, 05/04/43	USD	60	60,948
Constellation Brands, Inc., 7.250%, 05/15/17	USD	40	44,150
Fresenius US Finance II, Inc., 9.000%, 07/15/15	USD	20	20,400
General Electric Capital Corp., 5.500%, 02/01/17	NZD	75	57,667
HCA, Inc., 6.500%, 02/15/20	USD	30	33,780
John Deere Capital Corp., 2.300%, 09/16/19	USD	25	25,525
Marathon Petroleum Corp., 3.625%, 09/15/24	USD	30	30,342
Nestle Holdings, Inc.:
2.500%, 07/10/17	NOK	200	25,451
2.750%, 04/15/20	NOK	340	44,549
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	75	57,377
3.625%, 01/22/23	USD	45	46,547
United Rentals North America, Inc., 4.625%, 07/15/23	USD	25	25,281
Valero Energy Corp., 6.125%, 02/01/20	USD	45	52,130
Yum! Brands, Inc., 3.750%, 11/01/21	USD	35	36,830
			560,977
Total Corporate Bonds (Identified cost $1,876,544)			1,788,581
Foreign Government Obligations | 52.9%
Australia | 2.1%
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	125	111,858
Bahamas | 0.8%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	35	41,256
Bermuda | 2.1%
Government of Bermuda, 5.603%, 07/20/20	USD	100	110,500
Canada | 7.2%
Province of Alberta, 4.000%, 12/01/19	CAD	70	62,509
Province of British Columbia, 3.700%, 12/18/20	CAD	65	58,185
Province of Ontario:
6.250%, 06/16/15	NZD	75	56,334

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)
2.850%, 06/02/23	CAD	150	$127,394
Province of Quebec, 3.500%, 07/29/20	USD	75	81,480
			385,902
Colombia | 3.1%
Republic of Colombia:
12.000%, 10/22/15	COP	143,000	56,907
7.375%, 01/27/17	USD	100	110,500
			167,407
Czech Republic | 1.2%
Czech Republic, 2.500%, 08/25/28	CZK	1,340	63,561
France | 0.9%
Government of France, 2.500%, 05/25/30	EUR	35	46,908
Ireland | 3.3%
Irish Treasury:
3.400%, 03/18/24	EUR	75	99,804
2.400%, 05/15/30	EUR	60	76,825
			176,629
Malaysia | 1.9%
Malaysia Government Bond, 3.394%, 03/15/17	MYR	380	102,756
Mexico | 4.8%
Mexican Bonos, 4.750%, 06/14/18	MXN	2,920	191,531
United Mexican States, 6.750%, 02/06/24	GBP	35	67,106
			258,637
New Zealand | 3.1%
Auckland Council, 4.620%, 03/29/16	NZD	100	75,383
New Zealand Government Bond, 3.000%, 04/15/20	NZD	90	66,754
New Zealand Local Government Funding Agency, 6.000%, 12/15/17	NZD	30	23,776
			165,913
Norway | 3.9%
Norwegian Government Bond, 4.500%, 05/22/19	NOK	530	75,000
Oslo Kommune, 3.550%, 02/12/21	NOK	1,000	135,916
			210,916
Peru | 2.3%
Peru Government nternational Bond, 5.700%, 08/12/24	PEN	393	125,279
Description	Security Currency	Principal Amount (000)	Value
Philippines | 2.7%
Republic of Philippines, 4.950%, 01/15/21	PHP	6,000	$142,282
Poland | 4.0%
Poland Government Bond, 2.010%, 01/25/21	PLN	485	127,499
Republic of Poland, 3.000%, 03/17/23	USD	83	85,199
			212,698
Singapore | 1.5%
Singapore Government Bond, 3.000%, 09/01/24	SGD	105	81,140
Slovakia | 1.2%
Slovakia Government Bond, 1.375%, 01/21/27	EUR	55	64,035
Sweden | 1.1%
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	40	61,062
United Kingdom | 3.6%
United Kingdom Treasury:
1.750%, 07/22/19	GBP	70	107,078
2.250%, 09/07/23	GBP	55	86,383
			193,461
Vietnam | 2.1%
Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	100	112,750
Total Foreign Government Obligations (Identified cost $3,016,630)			2,834,950
Quasi Government Bonds | 1.9%
Canada | 1.6%
Hydro-Quebec, 9.625%, 07/15/22	CAD	70	85,164
Germany | 0.3%
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	130	16,706
Total Quasi Government Bonds (Identified cost $118,827)			101,870
Supranationals | 4.5%
Asian Development Bank, 2.125%, 03/19/25	USD	25	25,215
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	85	92,820
Inter-American Development Bank, 6.000%, 12/15/17	NZD	45	35,647
International Bank for Reconstruction & Development:
2.375%, 09/26/16	CNY	220	34,375

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)
1.375%, 06/23/19	SEK	420	$50,961
Total Supranationals
(Identified cost $251,370)			239,018
US Municipal Bonds | 4.2%
Alaska | 1.7%
Alaska State Qualified School Construction Bond, 5.342%, 08/01/27	USD	75	91,429
Texas | 2.5%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	50	55,816
University of Texas Build America Bond Series B, 6.276%, 08/15/41	USD	70	79,969
			135,785
Total US Municipal Bonds (Identified cost $223,615)			227,214

Description		Shares	Value
Short-Term Investment | 2.4%
State Street Institutional Treasury Money Market Fund (Identified cost $129,516)		129,516	$129,516
Total Investments | 99.3% (Identified cost $5,616,502) (b), (g)			$5,321,149
Cash and Other Assets in Excess of Liabilities | 0.7%			34,932
Net Assets | 100.0%			$5,356,081

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	CAN	05/20/15	137,204	$106,491	$104,216	$—	$2,275
AUD	HSB	05/20/15	43,544	33,800	33,074	—	726
CAD	CIT	05/20/15	85,266	68,077	67,278	—	799
CAD	RBC	05/20/15	119,841	95,620	94,559	—	1,061
CHF	CIT	06/12/15	150,879	148,722	155,708	6,986	—
DKK	CIT	05/20/15	99,403	15,250	14,327	—	923
DKK	HSB	06/12/15	628,323	98,219	90,633	—	7,586
EUR	CIT	05/20/15	34,366	39,064	36,975	—	2,089
EUR	CIT	05/20/15	51,826	58,708	55,762	—	2,946
EUR	CIT	05/20/15	120,692	129,400	129,856	456	—
EUR	CIT	05/20/15	844,024	960,465	908,112	—	52,353
EUR	HSB	05/20/15	40,503	43,013	43,579	566	—
EUR	HSB	05/20/15	66,047	70,800	71,062	262	—
EUR	HSB	05/20/15	67,857	74,834	73,010	—	1,824
GBP	CIT	05/20/15	60,570	92,211	89,820	—	2,391
GBP	CIT	05/20/15	122,226	184,164	181,251	—	2,913
GBP	HSB	05/20/15	54,105	79,336	80,233	897	—
JPY	CIT	05/20/15	83,031,253	698,048	692,749	—	5,299
JPY	HSB	05/20/15	8,708,706	72,400	72,659	259	—
JPY	HSB	05/20/15	15,393,374	129,420	128,430	—	990
KRW	HSB	05/04/15	34,889,150	31,380	31,415	35	—
MXN	CIT	05/20/15	630,974	42,100	41,243	—	857
MXN	JPM	05/20/15	261,697	17,400	17,106	—	294
MXN	JPM	05/20/15	906,177	58,270	59,232	962	—
NOK	CIT	06/12/15	274,495	35,976	34,013	—	1,963
NOK	HSB	05/20/15	583,781	69,492	72,378	2,886	—
SGD	SSB	05/20/15	10,697	7,848	7,786	—	62
TRY	SCB	04/13/15	74,282	32,000	28,489	—	3,511
Total Forward Currency Purchase Contracts				$3,492,508	$3,414,955	$13,309	$90,862
Forward Currency Sale Contracts
AUD	CAN	05/20/15	10,482	$7,943	$7,962	$—	$19
AUD	CAN	05/20/15	10,494	8,191	7,971	220	—
AUD	CAN	05/20/15	10,496	8,131	7,972	159	—
AUD	CAN	05/20/15	343,081	266,917	260,594	6,323	—
AUD	CIT	05/20/15	31,183	23,800	23,686	114	—
CAD	CIT	05/20/15	258,138	208,340	203,680	4,660	—
CAD	HSB	05/20/15	39,441	31,701	31,121	580	—
CAD	RBC	05/20/15	285,320	230,229	225,128	5,101	—
CHF	CIT	06/12/15	19,484	22,400	20,107	2,293	—
CHF	CIT	06/12/15	46,891	48,570	48,391	179	—
CHF	CIT	06/12/15	84,504	97,000	87,209	9,791	—
CNH	JPM	05/04/15	417,491	65,700	67,019	—	1,319
COP	CIT	07/13/15	73,714,816	30,375	28,026	2,349	—

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at March 31, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
COP	CIT	07/13/15	80,996,259	$33,181	$30,794	$2,387	$—
CZK	CIT	05/20/15	11,550	479	450	29	—
CZK	CIT	05/20/15	553,357	22,969	21,599	1,370	—
CZK	HSB	05/20/15	623,434	25,861	24,335	1,526	—
EUR	CIT	05/20/15	19,471	20,600	20,949	—	349
EUR	CIT	05/20/15	35,812	39,700	38,531	1,169	—
EUR	CIT	05/20/15	44,732	48,600	48,129	471	—
EUR	CIT	05/20/15	66,858	71,100	71,935	—	835
EUR	CIT	06/12/15	125,900	148,722	135,504	13,218	—
EUR	HSB	05/20/15	68,429	72,000	73,625	—	1,625
EUR	HSB	05/20/15	130,093	144,100	139,971	4,129	—
EUR	HSB	06/12/15	84,523	98,218	90,970	7,248	—
GBP	CIT	05/20/15	6,754	10,000	10,015	—	15
GBP	CIT	05/20/15	15,176	22,900	22,505	395	—
GBP	CIT	05/20/15	141,683	218,450	210,105	8,345	—
GBP	HSB	05/20/15	30,942	47,200	45,885	1,315	—
GBP	HSB	05/20/15	238,078	367,084	353,051	14,033	—
JPY	CIT	05/20/15	1,719,911	14,200	14,350	—	150
JPY	CIT	05/20/15	3,173,213	26,200	26,475	—	275
JPY	CIT	05/20/15	6,838,053	56,501	57,052	—	551
JPY	HSB	05/20/15	11,521,881	96,300	96,130	170	—
MXN	HSB	05/20/15	2,039,540	135,506	133,314	2,192	—
MXN	JPM	05/20/15	1,598,678	106,214	104,497	1,717	—
MYR	JPM	06/09/15	341,791	93,393	91,749	1,644	—
NOK	HSB	05/20/15	148,753	19,000	18,443	557	—
NOK	HSB	05/20/15	435,864	53,000	54,039	—	1,039
NOK	HSB	05/20/15	459,474	58,200	56,966	1,234	—
NOK	HSB	05/20/15	1,991,575	264,281	246,919	17,362	—
NZD	BRC	05/20/15	89,801	67,104	66,821	283	—
NZD	CAN	05/20/15	327,094	244,411	243,391	1,020	—
PEN	CIT	04/30/15	222,768	72,895	71,609	1,286	—
PHP	HSB	06/23/15	6,167,685	137,672	137,323	349	—
PLN	HSB	05/20/15	431,224	116,656	113,612	3,044	—
SEK	CIT	05/20/15	159,504	19,006	18,534	472	—
SEK	CIT	06/12/15	288,000	35,975	33,478	2,497	—
SGD	SCB	05/20/15	111,661	81,268	81,269	—	1
TRY	SCB	04/13/15	74,282	27,925	28,489	—	564
Total Forward Currency Sale Contracts				$4,166,168	$4,051,679	121,231	6,742
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$134,540	$97,604

Description	Shares	Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 93.7%
Australia | 12.1%
AusNet Services	25,090,375	$27,849,871
DUET Group	29,661,548	57,489,507
Macquarie Atlas Roads Group	9,726,122	24,022,778
Spark Infrastructure Group	25,205,288	37,916,043
Transurban Group	12,503,116	90,552,964
		237,831,163
Austria | 0.4%
Flughafen Wien AG	84,870	7,387,878
France | 14.8%
Aeroports de Paris	400,868	47,952,146
Eutelsat Communications SA	2,754,927	91,214,408
Vinci SA	2,664,331	152,476,063
		291,642,617
Germany | 2.4%
Fraport AG	802,700	48,046,469
Italy | 23.0%
ASTM SpA	834,619	11,834,517
Atlantia SpA	6,027,672	158,254,681
Hera SpA	12,633,410	29,681,550
Snam SpA	28,094,947	136,084,960
Societa Iniziative Autostradali e Servizi SpA	1,980,147	23,030,553
Terna SpA	21,133,675	93,048,266
		451,934,527
Japan | 4.9%
Toho Gas Co., Ltd.	4,936,661	28,819,101
Tokyo Gas Co., Ltd.	10,703,700	67,411,242
		96,230,343
Luxembourg | 4.3%
SES SA	2,379,763	84,232,071
South Korea | 0.5%
Macquarie Korea Infrastructure Fund	1,435,773	10,136,973
Spain | 4.7%
Abertis Infraestructuras SA	4,277,000	77,301,637
Aena SA	157,800	15,866,263
		93,167,900
Switzerland | 2.5%
Flughafen Zuerich AG	61,903	48,765,965
United Kingdom | 5.0%
National Grid PLC	1,610,000	20,583,875
Pennon Group PLC	6,321,911	77,322,127
		97,906,002
Description	Shares	Value
United States | 19.1%
Ameren Corp.	1,381,700	$58,307,740
California Water Service Group	8,411	206,154
CSX Corp.	2,785,659	92,261,026
Great Plains Energy, Inc.	3,351,800	89,426,024
Norfolk Southern Corp.	889,837	91,582,024
PG&E Corp.	714,599	37,923,769
SJW Corp.	215,316	6,655,417
		376,362,154
Total Common Stocks (Identified cost $1,822,032,614)		1,843,644,062
Short-Term Investment | 9.3%
State Street Institutional Treasury Money Market Fund (Identified cost $183,603,849)	183,603,849	183,603,849
Total Investments | 103.0% (Identified cost $2,005,636,463) (b), (g)		$2,027,247,911
Liabilities in Excess of Cash and Other Assets | (3.0)%		(59,565,034)
Net Assets | 100.0%		$1,967,682,877

Lazard Global Listed Infrastructure Portfolio (continued)

Forward Currency Contracts open at March 31, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contract
GBP	RBC	06/24/15	1,653,316	$2,454,596	$2,451,141	$—	$3,455
Forward Currency Sale Contracts
AUD	BNP	06/24/15	36,061,821	$27,471,426	$27,339,631	$131,795	$—
AUD	CAN	06/24/15	21,544,869	16,406,525	16,333,860	72,665	—
AUD	CIT	06/24/15	45,187,929	34,404,733	34,258,428	146,305	—
AUD	CSF	06/24/15	70,997,329	54,085,056	53,825,369	259,687	—
AUD	HSB	06/24/15	46,567,933	35,449,839	35,304,654	145,185	—
AUD	RBC	06/24/15	34,687,532	26,431,899	26,297,738	134,161	—
AUD	SSB	06/24/15	24,704,672	18,821,007	18,729,409	91,598	—
AUD	SSB	06/24/15	27,925,998	21,119,790	21,171,601	—	51,811
CHF	BNP	06/24/15	5,455,044	5,464,454	5,632,591	—	168,137
CHF	BRC	06/24/15	2,543,814	2,551,852	2,626,608	—	74,756
CHF	CAN	06/24/15	4,179,008	4,183,149	4,315,023	—	131,874
CHF	CSF	06/24/15	17,122,906	17,135,844	17,680,210	—	544,366
CHF	JPM	06/24/15	2,754,140	2,889,165	2,843,780	45,385	—
CHF	RBC	06/24/15	13,114,600	13,126,676	13,541,444	—	414,768
EUR	BNP	06/24/15	50,896,275	55,960,454	54,788,802	1,171,652	—
EUR	BNP	06/24/15	167,995,932	178,359,601	180,844,195	—	2,484,594
EUR	CAN	06/24/15	127,183,421	135,029,367	136,910,360	—	1,880,993
EUR	CIT	06/24/15	52,980,050	56,247,330	57,031,944	—	784,614
EUR	CSF	06/24/15	35,190,736	37,373,442	37,882,110	—	508,668
EUR	HSB	06/24/15	60,328,808	64,058,938	64,942,731	—	883,793
EUR	MEL	06/24/15	110,910,038	117,761,505	119,392,394	—	1,630,889
EUR	RBC	06/24/15	204,842,719	217,579,839	220,509,010	—	2,929,171
EUR	SSB	06/24/15	48,168,521	51,810,013	51,852,431	—	42,418
EUR	SSB	06/24/15	54,256,738	57,615,230	58,406,272	—	791,042
GBP	BNP	06/24/15	4,303,152	6,387,470	6,379,681	7,789	—
GBP	BNP	06/24/15	17,455,788	25,800,213	25,879,253	—	79,040
GBP	BRC	06/24/15	19,092,455	28,340,840	28,305,710	35,130	—
GBP	CIT	06/24/15	4,486,232	6,660,933	6,651,108	9,825	—
GBP	HSB	06/24/15	4,564,871	6,778,468	6,767,695	10,773	—
GBP	JPM	06/24/15	1,929,593	2,865,750	2,860,737	5,013	—
GBP	RBC	06/24/15	12,850,247	19,078,119	19,051,262	26,857	—
GBP	SSB	06/24/15	3,735,970	5,565,848	5,538,800	27,048	—
JPY	BNP	06/24/15	2,808,072,707	23,274,535	23,440,866	—	166,331
JPY	CAN	06/24/15	411,907,237	3,413,558	3,438,466	—	24,908
JPY	CIT	06/24/15	2,281,035,676	18,899,799	19,041,335	—	141,536
JPY	CSF	06/24/15	2,341,438,594	19,403,330	19,545,559	—	142,229
JPY	HSB	06/24/15	1,305,550,453	10,820,077	10,898,306	—	78,229
JPY	MEL	06/24/15	1,817,432,020	15,067,418	15,171,324	—	103,906
JPY	SSB	06/24/15	790,067,041	6,548,205	6,595,220	—	47,015
KRW	CAN	06/24/15	4,982,289,313	4,397,431	4,479,080	—	81,649
KRW	CSF	06/24/15	665,285,396	587,189	598,091	—	10,902
KRW	HSB	06/24/15	2,892,414,038	2,552,881	2,600,281	—	47,400

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
KRW	JPM	06/24/15	1,110,998,056	$980,711	$998,788	$—	$18,077
KRW	RBC	06/24/15	1,410,623,131	1,245,034	1,268,151	—	23,117
Total Forward Currency Sale Contracts				$1,460,004,943	$1,471,970,308	2,320,868	14,286,233
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$2,320,868	$14,289,688

Description	Shares	Value
Lazard US Realty Income Portfolio
Common Stocks | 9.5%
Real Estate | 9.5%
Colony Financial, Inc.	279,943	$7,256,122
Starwood Property Trust, Inc.	300,300	7,297,290
Total Common Stocks (Identified cost $12,942,739)		14,553,412
Preferred Stocks | 21.6%
Real Estate | 21.6%
American Realty Capital Properties, Inc., Series F, 6.700%	121,985	2,878,846
CBL & Associates Properties, Inc., Series E, 6.625%	59,627	1,515,122
DDR Corp.:
Series K, 6.250%	66,000	1,686,300
Series J, 6.500%	47,900	1,223,366
Digital Realty Trust, Inc., Series G, 5.875%	50,400	1,222,704
General Growth Properties, Inc., Series A, 6.375%	237,138	6,047,019
Kilroy Realty Corp., Series H, 6.375%	17,700	451,881
Kimco Realty Corp.:
Series J, 5.500%	69,900	1,698,570
Series K, 5.625%	30,700	762,588
LaSalle Hotel Properties, Series I, 6.375%	91,700	2,310,840
National Retail Properties, Inc., Series E, 5.700%	30,800	768,460
Pebblebrook Hotel Trust, Series C, 6.500%	177,339	4,477,810
PS Business Parks, Inc., Series U, 5.750%	90,900	2,223,414
Regency Centers Corp., Series 7, 6.000%	31,481	787,025
Taubman Centers, Inc., Series K, 6.250%	109,771	2,762,936
Vornado Realty Trust, Series K, 5.700%	102,064	2,542,414
Total Preferred Stocks (Identified cost $32,801,549)		33,359,295
Real Estate Investment Trusts | 67.5%
American Realty Capital Properties, Inc.	621,253	6,119,342
Apollo Commercial Real Estate Finance, Inc.	233,271	4,007,596
BioMed Realty Trust, Inc.	262,830	5,955,728
Blackstone Mortgage Trust, Inc., Class A	122,000	3,461,140
Campus Crest Communities, Inc.	762,085	5,456,529
CBL & Associates Properties, Inc.	347,500	6,880,500
Columbia Property Trust, Inc.	235,700	6,368,614
Digital Realty Trust, Inc.	24,100	1,589,636
Description	Shares	Value
Dynex Capital, Inc.	514,020	$4,353,749
EPR Properties	91,762	5,508,473
Excel Trust, Inc.	218,500	3,063,370
First Potomac Realty Trust	361,526	4,298,544
HCP, Inc.	133,000	5,746,930
Mack-Cali Realty Corp.	299,314	5,770,774
Medical Properties Trust, Inc.	427,000	6,293,980
NorthStar Realty Finance Corp.	356,900	6,467,028
Spirit Realty Capital, Inc.	350,900	4,238,872
STAG Industrial, Inc.	264,900	6,230,448
The GEO Group, Inc.	7,000	307,747
WP Carey, Inc.	68,269	4,642,292
WP GLIMCHER, Inc.	449,165	7,469,614
Total Real Estate Investment Trusts (Identified cost $108,761,911)		104,230,906
Total Investments | 98.6% (Identified cost $154,506,199) (b)		$152,143,613
Cash and Other Assets in Excess of Liabilities | 1.4%		2,224,685
Net Assets | 100.0%		$154,368,298

Description	Shares	Value
Lazard US Realty Equity Portfolio
Common Stocks | 10.2%
Commercial Services | 2.9%
Realogy Holdings Corp. (a)	74,013	$3,366,111
Leisure & Entertainment | 2.5%
Starwood Hotels & Resorts Worldwide, Inc.	35,977	3,004,080
Real Estate | 4.8%
CBRE Group, Inc., Class A (a)	54,300	2,101,953
Colony Financial, Inc.	91,715	2,377,253
Farmland Partners, Inc.	98,472	1,156,061
Total Common Stocks (Identified cost $11,092,731)		12,005,458
Real Estate Investment Trusts | 90.0%
Acadia Realty Trust	51,525	1,797,192
American Homes 4 Rent, Class A	248,585	4,114,082
American Realty Capital Properties, Inc.	436,504	4,299,564
American Tower Corp.	74,889	7,050,799
Apartment Investment & Management Co., Class A	133,800	5,266,368
AvalonBay Communities, Inc.	28,795	5,017,529
Boston Properties, Inc.	22,725	3,192,408
Crown Castle International Corp.	50,722	4,186,594
Equinix, Inc.	10,200	2,407,101
Equity Lifestyle Properties, Inc.	54,470	2,993,127
Essex Property Trust, Inc.	23,245	5,344,026
Extra Space Storage, Inc.	31,194	2,107,779
Federal Realty Investment Trust	9,800	1,442,658
First Potomac Realty Trust	101,437	1,206,086
Health Care REIT, Inc.	47,600	3,682,336
Kilroy Realty Corp.	31,270	2,381,836
Parkway Properties Inc.	146,832	2,547,535
Prologis, Inc.	97,068	4,228,282
Public Storage	25,695	5,065,512
Retail Opportunity Investments Corp.	130,706	2,391,920
Rexford Industrial Realty, Inc.	212,785	3,364,131
Simon Property Group, Inc.	59,935	11,725,683
SL Green Realty Corp.	13,737	1,763,556
Sovran Self Storage, Inc.	14,400	1,352,736
Strategic Hotels & Resorts, Inc. (a)	124,100	1,542,563
Sunstone Hotel Investors, Inc.	122,102	2,035,440
Taubman Centers, Inc.	35,180	2,713,433
Ventas, Inc.	55,952	4,085,615
Weyerhaeuser Co.	83,434	2,765,837
WP GLIMCHER, Inc.	228,900	3,806,607
Total Real Estate Investment Trusts (Identified cost $92,867,201)		105,878,335
Description	Shares	Value
Short-Term Investment | 0.6%
State Street Institutional Treasury Money Market Fund (Identified cost $671,838)	671,838	$671,838
Total Investments | 100.8% (Identified cost $104,631,770)		118,555,631

Description	Number of Contracts	Value
Purchased Option | 0.4%
iShares US Real Estate ETF 80 Put, Expires 06/19/15 (Identified cost $415,858)	1,775	$477,475
Total Investments and Purchased Option | 101.2% (Identified cost $105,047,628) (b)		$119,033,106
Liabilities in Excess of Cash and Other Assets | (1.2)%		(1,373,953)
Net Assets | 100.0%		$117,659,153

Description	Shares	Value
Lazard Global Realty Equity Portfolio
Common Stocks | 41.5%
Australia | 2.0%
Charter Hall Group	12,024	$46,573
Goodman Group	14,639	70,533
		117,106
Brazil | 2.1%
Aliansce Shopping Centers SA	7,700	40,773
BR Properties SA	9,200	37,676
Sonae Sierra Brasil SA	7,100	42,246
		120,695
China | 1.1%
China Overseas Land & Investment, Ltd.	18,000	62,555
Germany | 1.4%
Deutsche Annington Immobilien SE	2,458	83,051
Hong Kong | 7.9%
CK Hutchison Holdings, Ltd.	10,500	214,944
Hongkong Land Holdings, Ltd.	19,400	146,572
The Wharf Holdings, Ltd.	14,825	103,153
		464,669
India | 1.2%
DLF, Ltd.	27,852	70,150
Japan | 9.1%
Hulic Co., Ltd.	14,100	158,117
Mitsubishi Estate Co., Ltd.	4,000	92,843
Mitsui Fudosan Co., Ltd.	8,000	235,116
NTT Urban Development Corp.	4,500	45,033
		531,109
Mexico | 1.6%
Corp Inmobiliaria Vesta SAB de CV	49,400	91,329
Philippines | 4.1%
Ayala Land, Inc.	139,265	119,801
SM Prime Holdings, Inc.	270,600	120,838
		240,639
United Arab Emirates | 2.1%
Emaar Properties PJSC	70,318	125,592
United Kingdom | 2.1%
Capital & Counties Properties PLC	9,775	58,086
Workspace Group PLC	4,911	62,075
		120,161
United States | 6.8%
CBRE Group, Inc., Class A (a)	2,347	90,852
Colony Financial, Inc.	2,607	67,573
Description	Shares	Value
Realogy Holdings Corp. (a)	1,852	$84,229
Starwood Hotels & Resorts Worldwide, Inc.	1,859	155,227
		397,881
Total Common Stocks (Identified cost $2,447,409)		2,424,937
Real Estate Investment Trusts | 59.5%
Australia | 2.9%
Westfield Corp.	23,423	169,923
Canada | 2.7%
Allied Properties Real Estate Investment Trust	1,153	36,669
Boardwalk Real Estate Investment Trust	2,535	117,988
		154,657
France | 4.8%
Gecina SA	541	73,181
Klepierre	1,940	95,302
Unibail-Rodamco SE	408	110,112
		278,595
Hong Kong | 3.2%
The Link REIT	30,019	184,150
Italy | 0.9%
Beni Stabili SpA	67,781	53,142
Japan | 3.2%
Japan Real Estate Investment Corp.	7	32,914
Kenedix Retail REIT Corp.	45	104,419
Premier Investment Corp.	9	51,833
		189,166
Mexico | 0.7%
Fibra Uno Administracion SA de CV	16,000	42,377
Singapore | 1.0%
Ascendas Real Estate Investment Trust	30,800	58,083
United Kingdom | 2.9%
Big Yellow Group PLC	7,844	75,312
Great Portland Estates PLC	7,943	95,545
		170,857
United States | 37.2%
American Homes 4 Rent, Class A	10,233	169,356
American Realty Capital Properties, Inc.	16,513	162,653
American Tower Corp.	729	68,635
Apartment Investment & Management Co., Class A	3,176	125,007
Boston Properties, Inc.	634	89,064
Equinix, Inc.	126	29,735
Equity Lifestyle Properties, Inc.	1,800	98,910
Essex Property Trust, Inc.	534	122,767
Kilroy Realty Corp.	1,107	84,320
Prologis, Inc.	2,521	109,815
Public Storage	921	181,566
Retail Opportunity Investments Corp.	5,149	94,227

Description	Shares	Value
Lazard Global Realty Equity Portfolio (concluded)
Rexford Industrial Realty, Inc.	8,678	$137,199
Simon Property Group, Inc.	1,624	317,719
SL Green Realty Corp.	559	71,765
Strategic Hotels & Resorts, Inc. (a)	4,920	61,156
Ventas, Inc.	1,339	97,774
WP GLIMCHER, Inc.	9,045	150,418
		2,172,086
Total Real Estate Investment Trusts (Identified cost $3,187,059)		3,473,036
Short-Term Investment | 1.5%
State Street Institutional Treasury Money Market Fund (Identified cost $89,901)	89,901	89,901
Total Investments | 102.5% (Identified cost $5,724,369) (b)		$5,987,874
Liabilities in Excess of Cash and Other Assets | (2.5)%		(146,019)
Net Assets | 100.0%		$5,841,855

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Notes | 3.4%
VelocityShares Daily Inverse VIX Medium Term ETN (a)	84,600	$3,559,968
VelocityShares Daily Inverse VIX Short-Term ETN (a)	68,700	2,379,768
Total Exchange-Traded Notes (Identified cost $5,582,927)		5,939,736
Exchange-Traded Funds | 73.7%
Alerian MLP ETF	271,300	4,495,441
iShares MSCI Emerging Markets ETF	111,500	4,474,495
iShares MSCI Germany ETF	455,000	13,577,200
iShares MSCI Japan ETF	1,428,400	17,897,852
iShares MSCI Spain Capped ETF	271,800	9,453,204
iShares MSCI Taiwan ETF	277,900	4,374,146
iShares North American Tech ETF	51,300	5,290,056
iShares U.S. Consumer Services ETF	66,100	9,530,959
iShares U.S. Medical Devices ETF	45,900	5,521,311
PowerShares Aerospace & Defense Portfolio	148,300	5,448,542
PowerShares Buyback Achievers Portfolio	196,000	9,664,760
PowerShares Fundamental High Yield Corporate Bond Portfolio	662,400	12,565,728
SPDR Barclays Convertible Securities ETF	191,100	9,126,936
Vanguard Short-Term Corporate Bond ETF	225,200	18,063,292
Total Exchange-Traded Funds (Identified cost $126,747,072)		129,483,922
Closed-End Management Investment Company | 1.6%
Morgan Stanley India Investment Fund, Inc. (a) (Identified cost $2,511,051)	99,245	2,765,958
Short-Term Investment | 20.9%
State Street Institutional Treasury Money Market Fund (Identified cost $36,658,534)	36,658,534	36,658,534
Total Investments | 99.6% (Identified cost $171,499,584) (b), (g)		$174,848,150
Cash and Other Assets in Excess of Liabilities | 0.4%		706,698
Net Assets | 100.0%		$175,554,848

Lazard Capital Allocator Opportunistic Strategies Portfolio (continued)

Forward Currency Sale Contracts open at March 31, 2015

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
EUR	SSB	06/09/15	4,693,181	$5,100,000	$5,050,964	$49,036	$—
EUR	SSB	06/09/15	8,072,459	8,551,600	8,687,860	—	136,260
EUR	SSB	06/09/15	8,147,893	9,000,000	8,769,045	230,955	—
JPY	SSB	06/09/15	1,081,184,678	8,927,000	9,023,129	—	96,129
Total Forward Currency Sale Contracts				$31,578,600	$31,530,998	279,991	232,389
Gross unrealized appreciation/depreciation on Forward Currency Sale Contracts						$279,991	$232,389

Total Return Swap Agreements open at March 31, 2015:

Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	GSC	9,575	06/30/15	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	$(57,575)
USD	GSC	7,606	01/21/16	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	20,194
Net unrealized depreciation on Total Return Swap Agreements						(37,381)

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio
Common Stocks | 94.8%
Agriculture | 1.8%
Monsanto Co. (i)	13,314	$1,498,358
Banking | 4.7%
Comerica, Inc. (i)	27,136	1,224,648
Signature Bank (a), (i)	19,963	2,586,805
		3,811,453
Chemicals | 3.3%
Calgon Carbon Corp. (i)	75,569	1,592,239
Eastman Chemical Co.	15,178	1,051,228
		2,643,467
Commercial Services | 8.5%
Blackhawk Network Holdings, Inc., Class B (a), (i)	50,724	1,803,238
MDC Partners, Inc., Class A	92,135	2,612,027
ServiceMaster Global Holdings, Inc. (i)	74,785	2,523,994
		6,939,259
Financial Services | 7.3%
Intercontinental Exchange, Inc. (i)	8,374	1,953,403
Springleaf Holdings, Inc. (a), (i)	24,000	1,242,480
TAL International Group, Inc.	25,507	1,038,900
The Charles Schwab Corp. (i)	54,997	1,674,109
		5,908,892
Food & Beverages | 1.9%
Kellogg Co. (i)	22,856	1,507,353
Gas Utilities | 1.0%
Dynegy, Inc. (a)	26,650	837,610
Health Services | 4.9%
Brookdale Senior Living, Inc. (a), (i)	40,881	1,543,667
Quintiles Transnational Holdings, Inc. (a), (i)	35,993	2,410,451
		3,954,118
Insurance | 6.3%
The Hartford Financial Services Group, Inc. (i)	64,669	2,704,458
Voya Financial, Inc. (i)	56,118	2,419,247
		5,123,705
Leisure & Entertainment | 3.8%
Viacom, Inc., Class B (i)	44,764	3,057,381
Manufacturing | 3.9%
Honeywell International, Inc. (i)	15,548	1,621,812
Rockwell Automation, Inc. (i)	13,676	1,586,279
		3,208,091
Medical Products | 5.1%
Natus Medical, Inc. (a), (i)	65,158	2,571,786
Description	Shares	Value
Thermo Fisher Scientific, Inc. (i)	11,915	$1,600,661
		4,172,447
Pharmaceutical & Biotechnology | 9.0%
AMAG Pharmaceuticals, Inc. (a)	16,900	923,754
Cellectis SA ADR	21,600	747,144
Mylan NV (a), (i)	20,365	1,208,663
Teva Pharmaceutical Industries, Ltd. Sponsored ADR (i)	26,276	1,636,995
United Therapeutics Corp. (a), (i)	11,477	1,979,036
Vertex Pharmaceuticals, Inc. (a)	6,856	808,802
		7,304,394
Retail | 16.0%
Advance Auto Parts, Inc. (i)	19,051	2,851,744
AutoZone, Inc. (a), (i)	2,781	1,897,087
Cabela’s, Inc. (a), (i)	35,800	2,004,084
Dick’s Sporting Goods, Inc. (i)	51,023	2,907,801
Kohl’s Corp. (i)	43,254	3,384,625
		13,045,341
Semiconductors & Components | 3.0%
Maxim Integrated Products, Inc.	24,809	863,601
Xerox Corp. (i)	120,724	1,551,304
		2,414,905
Technology | 3.4%
Citrix Systems, Inc. (a), (i)	24,345	1,554,915
Google, Inc., Class C (a), (i)	2,155	1,180,940
		2,735,855
Technology Hardware | 5.2%
Apple, Inc. (i)	15,805	1,966,616
Cisco Systems, Inc. (i)	41,734	1,148,728
NetApp, Inc.	32,375	1,148,018
		4,263,362
Transportation | 5.7%
American Airlines Group, Inc. (i)	45,269	2,389,298
XPO Logistics, Inc. (a), (i)	49,561	2,253,539
		4,642,837
Total Common Stocks (Identified cost $72,849,331)		77,068,828
Short-Term Investment | 63.4%
State Street Institutional Treasury Money Market Fund (Identified cost $51,561,509)	51,561,509	51,561,509
Total Common Stocks and Short-Term Investment (Identified cost $124,410,840)		128,630,337

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio (continued)
Securities Sold Short | (54.4)%
Banking | (2.1)%
US Bancorp	(27,603)	$(1,205,423)
Valley National Bancorp	(49,779)	(469,914)
		(1,675,337)
Commercial Services | (5.4)%
Fastenal Co.	(28,584)	(1,184,378)
MSC Industrial Direct Co., Inc., Class A	(15,294)	(1,104,227)
The Western Union Co.	(49,378)	(1,027,556)
WW Grainger, Inc.	(4,471)	(1,054,307)
		(4,370,468)
Computer Software | (1.6)%
ACI Worldwide, Inc. (a)	(29,374)	(636,241)
SAP SE Sponsored ADR	(9,322)	(672,769)
		(1,309,010)

Construction & Engineering | (0.9)%
Jacobs Engineering Group, Inc. (a)	(9,365)	(422,924)
KBR, Inc.	(22,930)	(332,026)
		(754,950)
Financial Services | (9.4)%
Capital One Financial Corp.	(4,908)	(386,849)
Eaton Vance Corp.	(9,538)	(397,162)
Enova International, Inc. (a)	(18,835)	(370,861)
Ezcorp, Inc., Class A (a)	(60,380)	(551,269)
Manning & Napier, Inc.	(71,559)	(930,983)
Principal Financial Group, Inc.	(16,328)	(838,769)
Prudential Financial, Inc.	(8,583)	(689,301)
T Rowe Price Group, Inc.	(23,249)	(1,882,704)
The Goldman Sachs Group, Inc.	(7,062)	(1,327,444)
World Acceptance Corp. (a)	(4,350)	(317,202)
		(7,692,544)
Forest & Paper Products | (0.9)%
Bemis Co., Inc.	(15,730)	(728,456)
Health Services | (1.0)%
Owens & Minor, Inc.	(23,905)	(808,945)
Insurance | (4.1)%
Assurant, Inc.	(12,611)	(774,442)
Genworth Financial, Inc., Class A (a)	(52,650)	(384,872)
Lincoln National Corp.	(7,040)	(404,518)
The Chubb Corp.	(8,714)	(880,985)
The Travelers Cos., Inc.	(8,310)	(898,560)
		(3,343,377)
Leisure & Entertainment | (1.5)%
Wynn Resorts, Ltd.	(9,365)	(1,178,866)
Description	Shares	Value
Manufacturing | (5.5)%
AGCO Corp.	(15,059)	$(717,411)
Corning, Inc.	(17,000)	(385,560)
Deere & Co.	(8,805)	(772,110)
Dover Corp.	(8,090)	(559,181)
Emerson Electric Co.	(6,319)	(357,782)
Flowserve Corp.	(6,467)	(365,321)
Spectrum Brands Holdings, Inc.	(6,282)	(562,616)
Terex Corp.	(28,350)	(753,826)
		(4,473,807)
Medical Products | (1.3)%
DENTSPLY International, Inc.	(10,615)	(540,197)
St Jude Medical, Inc.	(8,233)	(538,437)
		(1,078,636)
Pharmaceutical & Biotechnology | (6.8)%
Bio-Rad Laboratories, Inc., Class A (a)	(3,549)	(479,754)
Exact Sciences Corp. (a)	(23,650)	(520,773)
Haemonetics Corp. (a)	(15,439)	(693,520)
Johnson & Johnson	(7,710)	(775,626)
Keryx Biopharmaceuticals, Inc. (a)	(63,086)	(803,085)
Kite Pharma, Inc.	(4,801)	(276,922)
Pacira Pharmaceuticals, Inc. (a)	(7,840)	(696,584)
Regeneron Pharmaceuticals, Inc. (a)	(1,370)	(618,528)
Waters Corp. (a)	(5,982)	(743,683)
		(5,608,473)
Retail | (8.4)%
Bed Bath & Beyond, Inc. (a)	(12,882)	(989,016)
Dillard’s, Inc., Class A	(4,794)	(654,429)
Nordstrom, Inc.	(8,607)	(691,314)
Target Corp.	(7,455)	(611,832)
The Gap, Inc.	(29,466)	(1,276,762)
Under Armour, Inc., Class A (a)	(12,198)	(984,989)
Wal-Mart Stores, Inc.	(19,321)	(1,589,151)
		(6,797,493)
Semiconductors & Components | (1.5)%
Intersil Corp., Class A	(52,121)	(746,373)
Linear Technology Corp.	(9,967)	(466,455)
		(1,212,828)
Technology | (1.8)%
Amdocs, Ltd.	(13,925)	(757,520)
NetScout Systems, Inc. (a)	(16,784)	(735,978)
		(1,493,498)
Technology Hardware | (1.2)%
International Business Machines Corp.	(3,594)	(576,837)

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio (concluded)
Juniper Networks, Inc.	(16,270)	$(367,377)
		(944,214)
Transportation | (1.0)%
United Parcel Service, Inc., Class B	(7,971)	(772,709)

Total Securities Sold Short (Proceeds $43,744,450)		(44,243,611)
Total Investments | 103.8% (Identified cost and short proceeds $80,666,390) (b)		$84,386,726
Liabilities in Excess of Cash and Other Assets | (3.8)%		(3,109,378)
Net Assets | 100.0%		$81,277,348

Description	Shares	Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 8.5%
Australia | 1.1%
Ainsworth Game Technology, Ltd.	7,415	$16,270
Caltex Australia, Ltd.	845	22,463
iSelect, Ltd. (a)	5,459	6,163
Pact Group Holdings, Ltd.	3,307	10,607
		55,503
Canada | 0.4%
Goldcorp, Inc.	417	7,556
MacDonald Dettwiler & Associates, Ltd.	146	11,314
		18,870
Hong Kong | 0.7%
China Unicom Hong Kong, Ltd. ADR	1,214	18,525
HKBN, Ltd.	11,836	14,733
		33,258
Japan | 0.1%
Daiwa House REIT Investment Corp.	1	4,380
Mexico | 0.6%
Cemex SAB de CV Sponsored ADR (a)	3,295	31,204
United States | 5.6%
Akamai Technologies, Inc. (a)	126	8,952
Alaska Air Group, Inc.	299	19,788
AOL, Inc. (a)	339	13,428
Apollo Commercial Real Estate Finance, Inc.	1,022	17,558
Bank of America Corp.	2,043	31,442
Calgon Carbon Corp.	476	10,029
Citrix Systems, Inc. (a)	209	13,349
Consolidated-Tomoka Land Co.	144	8,591
Delta Air Lines, Inc.	413	18,568
Google, Inc., Class C (a)	75	41,100
Great Western Bancorp, Inc.	556	12,237
iStar Financial, Inc. (a)	390	5,070
Metalico, Inc. (a)	15,575	5,763
Microsoft Corp.	558	22,685
Navistar International Corp. (a)	88	2,596
Southwest Airlines Co.	323	14,309
The Greenbrier Cos., Inc.	3	174
Thompson Creek Metals Co., Inc. (a)	4,090	5,399
Tyco International PLC	595	25,621
XPO Logistics, Inc. (a)	199	9,048
Yahoo!, Inc. (a)	32	1,422
		287,129
Total Common Stocks (Identified cost $438,585)		430,344
Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 25.1%
Canada | 1.3%
Element Financial Corp., 5.125%, 06/30/19	CAD	70	$65,769
Marshall Island | 1.1%
Aegean Marine Petroleum Network, Inc., 4.000%, 11/01/18	USD	45	54,310
United States | 22.7%
Alpha Natural Resources, Inc., 4.875%, 12/15/20	USD	75	18,797
Argos Merger Sub, Inc., 7.125%, 03/15/23 (d)	USD	50	51,812
Ascent Capital Group, Inc., 4.000%, 07/15/20	USD	74	55,916
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	USD	40	42,400
Citrix Systems, Inc., 0.500%, 04/15/19 (d)	USD	10	10,525
Consolidated-Tomoka Land Co., 4.500%, 03/15/20 (d)	USD	10	10,913
Electronics For Imaging, Inc., 0.750%, 09/01/19 (d)	USD	30	30,638
Empire State Realty OP LP, 2.625%, 08/15/19 (d)	USD	55	58,266
FXCM, Inc., 2.250%, 06/15/18	USD	140	108,325
Halcon Resources Corp., 9.750%, 07/15/20	USD	40	28,200
IAS Operating Partnership LP, 5.000%, 03/15/18 (d)	USD	60	57,750
Immunomedics, Inc., 4.750%, 02/15/20 (d)	USD	20	19,942
inContact, Inc., 2.500%, 04/01/22 (d)	USD	5	5,197
InterDigital, Inc., 1.500%, 03/01/20 (d)	USD	10	9,931
JAKKS Pacific, Inc., 4.875%, 06/01/20 (d)	USD	40	35,150
Navistar International Corp., 4.750%, 04/15/19 (d)	USD	25	22,578
NVIDIA Corp., 1.000%, 12/01/18	USD	30	35,363
RAIT Financial Trust, 4.000%, 10/01/33	USD	40	34,100
Redwood Trust, Inc., 4.625%, 04/15/18	USD	30	29,681
Renewable Energy Group, Inc., 2.750%, 06/15/19	USD	25	23,109
Resource Capital Corp., 8.000%, 01/15/20	USD	35	33,556

Description	Security Currency	Principal Amount (000)	Value
Lazard Enhanced Opportunities Portfolio (continued)
Rovi Corp., 0.500%, 03/01/20 (d)	USD	60	$57,187
SandRidge Energy, Inc., 7.500%, 03/15/21	USD	50	31,000
Starwood Waypoint Residential Trust, 3.000%, 07/01/19 (d)	USD	60	58,200
The Greenbrier Cos., Inc., 3.500%, 04/01/18	USD	2	3,028
TiVo, Inc., 2.000%, 10/01/21 (d)	USD	40	37,425
Trinity Industries, Inc., 3.875%, 06/01/36	USD	80	125,000
Violin Memory, Inc., 4.250%, 10/01/19	USD	50	48,125
Wright Medical Group, Inc., 2.000%, 02/15/20 (d)	USD	60	63,262
			1,145,376
Total Corporate Bonds (Identified cost $1,238,843)			1,265,455

Description	Shares	Value
Exchange-Traded Funds | 3.3%
iShares Russell 2000 ETF	1,222	$151,956
SPDR S&P 500 ETF Trust	63	13,005
Total Exchange-Traded Funds (Identified cost $160,246)		164,961
Preferred Stocks | 7.5%
Bermuda | 1.2%
Bunge, Ltd.	598	62,491
Ireland | 0.6%
Actavis PLC Series A	30	30,360
United States | 5.7%
American Tower Corp.	150	14,884
Barnes & Noble, Inc. Series J	45	64,555
Post Holdings, Inc. (d)	635	67,926
Ramco-Gershenson Properties Trust Series D	920	61,355
Universal Corp.	70	76,453
		285,173
Total Preferred Stocks (Identified cost $382,849)		378,024

Description	Shares	Value
Short-Term Investment | 28.0%
State Street Institutional Treasury Money Market Fund (Identified cost $1,409,821)	1,409,821	$1,409,821
Total Investments | 72.4% (Identified cost $3,630,344)		3,648,605

Description	Number of Contracts	Value
Purchased Options | 0.1%
EMC Corp. 27 Call, Expires 10/16/15	23	$2,369
iShares MSCI Emerging Markets 44 Call, Expires 04/02/15	17	34
Natus Medical, Inc. 40 Call, Expires 07/17/15	2	480
Sandisk Corp. 69 Call, Expires 04/24/15	8	832
SPDR S&P 500 ETF Trust 206.5 Put, Expires 04/02/15	15	1,485
Spirit Airlines, Inc. 80 Call, Expires 05/15/15	11	2,970
Total Purchased Options (Identified cost $9,057)		8,170
Total Investments and Purchased Options | 72.5% (Identified cost $3,639,401) (b)		$3,656,775
Cash and Other Assets in Excess of Liabilities | 27.5%		1,383,803
Net Assets | 100.0%		$5,040,578

Lazard Enhanced Opportunities Portfolio (continued)

Written Options open at March 31, 2015:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
EMC Corp. 25.00 Put	13	$25.00	01/15/16	$2,554	$(2,470)
Sandisk Corp. 62.50 Put	3	62.50	04/24/15	622	(657)
SPDR S&P 500 ETF Trust 208.50 Put	16	208.50	04/02/15	3,751	(3,840)
Spirit Airlines, Inc. 65 Put	5	65.00	05/15/15	432	(175)
Spirit Airlines, Inc. 70 Put	5	70.00	05/15/15	1,034	(560)
Total Written Options				$8,393	$(7,702)

Total Return Swap Agreements open at March 31, 2015:

Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
BRL	DUB	14	01/26/16	BRL SELICON Reuters plus 0.50%	BB Seguridade Participacoes S.A.	$514
CAD	DUB	16	09/28/15	Element Financial Corp.	CAD CDOR less 0.30%	(2,102)
EUR	DUB	5	01/05/16	1 Month EUR Reuters plus 0.50%	Elis SA	574
EUR	DUB	3	01/05/16	1 Month EUR Reuters plus 0.50%	Euronext NV	197
EUR	DUB	10	01/05/16	1 Month EUR Reuters plus 0.50%	Vinci SA	222
EUR	DUB	31	01/06/16	1 Month EUR Reuters plus 0.50%	Acciona SA	3,619
EUR	DUB	10	01/06/16	1 Month EUR Reuters plus 0.50%	Banco de Sabadell SA	(130)
EUR	DUB	6	01/06/16	1 Month EUR Reuters plus 0.50%	Saeta Yield SA	56
EUR	DUB	9	02/09/16	1 Month EUR Reuters plus 0.50%	CRH PLC	12
EUR	DUB	21	02/09/16	1 Month EUR Reuters plus 0.50%	Origin Enterprises PLC	93
EUR	DUB	5	02/12/16	1 Month EUR Reuters plus 0.50%	NOS SGPS SA	624
GBP	DUB	8	02/12/16	1 Month EUR Reuters plus 0.50%	Aldermore Group PLC	18
GBP	DUB	9	02/12/16	1 Month EUR Reuters plus 0.50%	Auto Trader Group PLC	—
GBP	DUB	15	02/12/16	1 Month GBP Reuters plus 0.50%	Arrow Global Group PLC	801
GBP	DUB	38	02/12/16	1 Month GBP Reuters plus 0.50%	Card Factory PLC	4,560
GBP	DUB	8	02/12/16	1 Month GBP Reuters plus 0.50%	Galliford Try PLC	504
GBP	DUB	13	02/12/16	1 Month GBP Reuters plus 0.50%	John Laing Group PLC	272
GBP	DUB	20	02/12/16	1 Month GBP Reuters plus 0.50%	London Stock Exchange Group PLC	1,074
GBP	DUB	26	02/12/16	1 Month GBP Reuters plus 0.50%	Polypipe Group PLC	1,761

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2015 (continued):

Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
GBP	DUB	12	02/12/16	1 Month GBP Reuters plus 0.50%	RPC Group PLC	$132
GBP	DUB	3	02/12/16	1 Month GBP Reuters plus 0.50%	The Weir Group PLC	92
GBP	DUB	17	02/12/16	1 Month GBP Reuters plus 0.50%	UBM PLC	(193)
SEK	DUB	9	02/19/16	1 Month SEK Reuters plus 0.50%	Swedbank AB	85
USD	DUB	72	09/28/15	1 Month USD Reuters plus 0.50%	AAR Corp.	1,819
USD	DUB	95	09/28/15	1 Month USD Reuters plus 0.50%	Altra Industrial Motion Corp.	(3,100)
USD	DUB	3	09/28/15	1 Month USD Reuters plus 0.50%	American Airlines Group, Inc.	—
USD	DUB	44	09/28/15	1 Month USD Reuters plus 0.50%	Ani Pharmaceuticals, inc.	2,086
USD	DUB	116	09/28/15	1 Month USD Reuters plus 0.50%	AOL, Inc.	(7,945)
USD	DUB	73	09/28/15	1 Month USD Reuters plus 0.50%	Blucora, Inc.	(1,593)
USD	DUB	14	09/28/15	1 Month USD Reuters plus 0.50%	Calgon Carbon Corp.	151
USD	DUB	69	09/28/15	1 Month USD Reuters plus 0.50%	Carriage Services, Inc.	3,820
USD	DUB	23	09/28/15	1 Month USD Reuters plus 0.50%	Cemex SAB de CV	1,501
USD	DUB	47	09/28/15	1 Month USD Reuters plus 0.50%	Cobalt International Energy, Inc.	1,642
USD	DUB	66	09/28/15	1 Month USD Reuters plus 0.50%	Colony Capital, Inc.	1,745
USD	DUB	36	09/28/15	1 Month USD Reuters plus 0.50%	Cott Beverages, Inc.	963
USD	DUB	75	09/28/15	1 Month USD Reuters plus 0.50%	Cowen Group, Inc.	5,066
USD	DUB	89	09/28/15	1 Month USD Reuters plus 0.50%	Electronics For Imaging, Inc.	2,895
USD	DUB	46	09/28/15	1 Month USD Reuters plus 0.50%	Exelixis, Inc.	6,938
USD	DUB	126	09/28/15	1 Month USD Reuters plus 0.50%	Forest City Enterprises, Inc.	2,606
USD	DUB	72	09/28/15	1 Month USD Reuters plus 0.50%	GPT Property Trust LP	1,209
USD	DUB	44	09/28/15	1 Month USD Reuters plus 0.50%	Green Plains, Inc.	21
USD	DUB	76	09/28/15	1 Month USD Reuters plus 0.50%	Hologic, Inc.	(122)
USD	DUB	67	09/28/15	1 Month USD Reuters plus 0.50%	Intel Corp.	(1,822)

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2015 (continued):

Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	DUB	77	09/28/15	1 Month USD Reuters plus 0.50%	iStar Financial, Inc.	$(1,914)
USD	DUB	45	09/28/15	1 Month USD Reuters plus 0.50%	K Hovnanian Enterprises, Inc.	1,236
USD	DUB	111	09/28/15	1 Month USD Reuters plus 0.50%	Lam Research Corp.	(11,522)
USD	DUB	63	09/28/15	1 Month USD Reuters plus 0.50%	LinkedIn Corp.	(1,947)
USD	DUB	67	09/28/15	1 Month USD Reuters plus 0.50%	Navistar International Corp.	(2,904)
USD	DUB	76	09/28/15	1 Month USD Reuters plus 0.50%	New Mountain Finance Corp.	(94)
USD	DUB	75	09/28/15	1 Month USD Reuters plus 0.50%	NVIDIA Corp.	2,973
USD	DUB	82	09/28/15	1 Month USD Reuters plus 0.50%	Omnicare, Inc.	1,251
USD	DUB	6	09/28/15	1 Month USD Reuters plus 0.50%	PetroQuest Energy, Inc.	(2,221)
USD	DUB	52	09/28/15	1 Month USD Reuters plus 0.50%	Photronics, Inc.	2,538
USD	DUB	11	09/28/15	1 Month USD Reuters plus 0.50%	Photronics, Inc.	—
USD	DUB	66	09/28/15	1 Month USD Reuters plus 0.50%	PROS Holdings, Inc.	1,630
USD	DUB	68	09/28/15	1 Month USD Reuters plus 0.50%	Prospect Capital Corp.	(788)
USD	DUB	70	09/28/15	1 Month USD Reuters plus 0.50%	Quidel Corp.	1,234
USD	DUB	80	09/28/15	1 Month USD Reuters plus 0.50%	Redwood Trust, Inc.	(75)
USD	DUB	5	09/28/15	1 Month USD Reuters plus 0.50%	Resource Capital Corp.	(328)
USD	DUB	15	09/28/15	1 Month USD Reuters plus 0.50%	Rovi Corp.	(555)
USD	DUB	2	09/28/15	1 Month USD Reuters plus 0.50%	SandRidge Energy, Inc.	(375)
USD	DUB	88	09/28/15	1 Month USD Reuters plus 0.50%	Scorpio Tankers, Inc.	8,988
USD	DUB	58	09/28/15	1 Month USD Reuters plus 0.50%	SolarCity Corp.	(372)
USD	DUB	11	09/28/15	1 Month USD Reuters plus 0.50%	Stillwater Mining Co	—
USD	DUB	82	09/28/15	1 Month USD Reuters plus 0.50%	SunEdison, Inc.	(733)
USD	DUB	18	09/28/15	1 Month USD Reuters plus 0.50%	Teva Pharmaceutical Industries Ltd.	145
USD	DUB	90	09/28/15	1 Month USD Reuters plus 0.50%	The Priceline Group, Inc.	(4,424)

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2015 (continued):

Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	DUB	73	09/28/15	1 Month USD Reuters plus 0.50%	The Priceline Group, Inc.	$(465)
USD	DUB	38	09/28/15	1 Month USD Reuters plus 0.50%	Theravance, Inc.	791
USD	DUB	33	09/28/15	1 Month USD Reuters plus 0.50%	Trinity Industries, Inc.	5,686
USD	DUB	71	09/28/15	1 Month USD Reuters plus 0.50%	Twitter, Inc.	(436)
USD	DUB	65	09/28/15	1 Month USD Reuters plus 0.50%	Vector Group, Ltd.	(1,352)
USD	DUB	84	09/28/15	1 Month USD Reuters plus 0.50%	Workday, Inc.	1,102
USD	DUB	26	09/28/15	AAR Corp.	USD FED OPEN less 0.30%	(1,744)
USD	DUB	7	09/28/15	Aegean Marine Petroleum Network, Inc.	USD FED OPEN less 0.30%	8
USD	DUB	2	09/28/15	Alcoa, Inc.	USD FED OPEN less 0.30%	117
USD	DUB	5	09/28/15	Alibaba Group Holding, Ltd.	USD FED OPEN less 0.30%	(69)
USD	DUB	3	09/28/15	Alpha Natural Resources, Inc.	USD FED OPEN less 0.30%	(64)
USD	DUB	54	09/28/15	Altra Industrial Motion Corp.	USD FED OPEN less 0.30%	2,136
USD	DUB	21	09/28/15	AmTrust Financial Services, Inc.	USD FED OPEN less 3.00%	(655)
USD	DUB	71	09/28/15	AmTrust Financial Services, Inc.	USD FED OPEN less 3.00%	(276)
USD	DUB	28	09/28/15	ANI Pharmaceuticals, Inc.	USD FED OPEN less 0.30%	(497)
USD	DUB	11	09/28/15	Ascent Media Corp.	USD FED OPEN less 0.30%	692
USD	DUB	16	09/28/15	Barnes & Noble, Inc.	USD FED OPEN less 0.30%	800
USD	DUB	41	09/28/15	Carriage Services, Inc.	USD FED OPEN	(533)
USD	DUB	15	09/28/15	Cobalt International Energy, Inc.	USD FED OPEN less 0.30%	(1,023)
USD	DUB	1	09/28/15	Colony Capital, Inc.	USD FED OPEN	—
USD	DUB	44	09/28/15	Cowen Group, Inc.	USD FED OPEN less 0.30%	(3,865)
USD	DUB	19	09/28/15	Deere & Co.	USD FED OPEN less 0.30%	212
USD	DUB	37	09/28/15	Electronics For Imaging, Inc.	USD FED OPEN less 0.30%	(731)
USD	DUB	16	09/28/15	Exact Sciences Corp.	USD FED OPEN less 0.30%	(417)
USD	DUB	11	09/28/15	Exelixis, Inc.	USD FED OPEN less 3.00%	846
USD	DUB	40	09/28/15	Forest City Enterprises, Inc.	USD FED OPEN less 0.30%	(1,544)
USD	DUB	17	09/28/15	Green Plains, Inc.	USD FED OPEN	(657)
USD	DUB	7	09/28/15	Halyard Health, Inc.	USD FED OPEN less 0.30%	(775)
USD	DUB	14	09/28/15	Hovnanian Enterprises, Inc.	USD FED OPEN less 0.30%	20
USD	DUB	2	09/28/15	InterDigital, Inc.	USD FED OPEN less 0.30%	57

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2015 (continued):

Currency	Counterparty	Notional Amount (000)		Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	DUB	4		09/28/15	iShares MSCI Emerging Markets ETF	USD FED OPEN less 0.30%	$41
USD	DUB	4		09/28/15	iStar Financial, Inc.	USD FED OPEN less 0.30%	122
USD	DUB	11		09/28/15	JAKKS Pacific, Inc.	USD FED OPEN	267
USD	DUB	30		09/28/15	Lam Research Corp.	USD FED OPEN less 0.30%	4,240
USD	DUB	17		09/28/15	LinkedIn Corp.	USD FED OPEN less 0.30%	831
USD	DUB	18		09/28/15	Navistar International Corp.	USD FED OPEN less 0.30%	(70)
USD	DUB	60		09/28/15	NVIDIA Corp.	USD FED OPEN less 0.30%	397
USD	DUB	—	(j)	09/28/15	Oclaro, Inc.	USD FED OPEN less 0.30%	—
USD	DUB	12		09/28/15	Photronics, Inc.	USD FED OPEN less 0.30%	(151)
USD	DUB	39		09/28/15	Post Holdings, Inc.	USD FED OPEN less 0.30%	872
USD	DUB	11		09/28/15	PROS Holdings, Inc.	USD FED OPEN less 0.30%	(237)
USD	DUB	22		09/28/15	Quidel Corp.	USD FED OPEN less 0.30%	(4,021)
USD	DUB	34		09/28/15	Ramco-Gershenson Properties Trust	USD FED OPEN less 0.30%	(145)
USD	DUB	—	(j)	09/28/15	Redwood Trust, Inc.	USD FED OPEN less 0.30%	—
USD	DUB	12		09/28/15	Renewable Energy Group, Inc.	USD FED OPEN less 0.30%	(600)
USD	DUB	—	(j)	09/28/15	Rio Tinto PLC	USD FED OPEN less 0.30%	—
USD	DUB	11		09/28/15	Rovi Corp.	USD FED OPEN less 0.30%	1,851
USD	DUB	34		09/28/15	Scorpio Tankers, Inc.	USD FED OPEN less 0.30%	(1,354)
USD	DUB	15		09/28/15	SolarCity Corp.	USD FED OPEN less 2.50%	(366)
USD	DUB	30		09/28/15	Spirit Airlines, Inc.	USD FED OPEN less 0.30%	(431)
USD	DUB	—	(j)	09/28/15	Starwood Waypoint	USD FED OPEN less 0.30%	—
USD	DUB	13		09/28/15	SunEdison, Inc.	USD FED OPEN less 0.30%	350
USD	DUB	—	(j)	09/28/15	SunPower Corp.	USD FED OPEN less 0.75%	—
USD	DUB	38		09/28/15	The Priceline Group, Inc.	USD FED OPEN less 0.30%	1,840
USD	DUB	25		09/28/15	Theravance, Inc.	USD FED OPEN less 8.25%	1,491
USD	DUB	99		09/28/15	Trinity Industries, Inc.	USD FED OPEN less 0.30%	(19,005)
USD	DUB	23		09/28/15	Twitter, Inc.	USD FED OPEN less 0.30%	181
USD	DUB	92		09/28/15	United States Treasury Note, 2.250%, 11/15/24	USD FED OPEN less 0.30%	84
USD	DUB	228		09/28/15	United States Treasury Note, 1.375%, 02/29/20	USD FED OPEN less 0.30%	(1,509)
USD	DUB	52		09/28/15	Universal Corp.	USD FED OPEN less 0.30%	697
USD	DUB	400		09/28/15	USD FED OPEN less 0.75%	iShares Russell 2000 ETF	(10,292)
USD	DUB	10		09/28/15	USD FED OPEN plus 0.50%	Gramercy Property Trust REIT	2,481
USD	DUB	17		09/28/15	USD FED OPEN plus 0.50%	Gramercy Property Trust REIT	192
USD	DUB	18		09/28/15	USD FED OPEN plus 0.50%	Intel Corp.	53
USD	DUB	10		09/28/15	Violin Memory, Inc.	USD FED OPEN less 0.30%	(442)
USD	DUB	22		09/28/15	Workday, Inc.	USD FED OPEN less 0.30%	(65)

Lazard Enhanced Opportunities Portfolio (concluded)

Total Return Swap Agreements open at March 31, 2015 (concluded):

Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	DUB	15	09/28/15	Wright Medical Group, Inc.	USD FED OPEN less 0.30%	$(929)
Net unrealized depreciation on Total Return Swap Agreements						$(3,855)

Description	Shares	Value
Lazard Master Alternatives Portfolio
Common Stocks | 61.3%
Australia | 1.4%
Ainsworth Game Technology, Ltd.	7,385	$16,204
Asaleo Care, Ltd.	46,074	66,250
Caltex Australia, Ltd.	2,015	53,565
iSelect, Ltd. (a)	4,163	4,700
JB Hi-Fi, Ltd.	2,226	31,577
Pact Group Holdings, Ltd.	21,675	69,525
		241,821
Brazil | 0.8%
Ambev SA	9,553	55,225
BB Seguridade Participacoes SA	3,745	38,488
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	39,953
		133,666
Canada | 0.9%
Altus Group, Ltd.	1,900	29,343
Cineplex, Inc.	1,345	52,969
Goldcorp, Inc.	320	5,798
MacDonald Dettwiler & Associates, Ltd.	943	73,077
		161,187
China | 0.6%
China Construction Bank Corp., Class H	53,000	43,976
Chongqing Rural Commercial Bank Co., Ltd. Class H	91,000	58,608
		102,584
Finland | 0.2%
Sampo Oyj, A Shares	836	42,244
France | 1.7%
Alstom SA (a), (i)	2,679	82,470
Cellectis SA ADR	1,500	51,885
Klepierre	786	38,613
Plastic Omnium SA	2,078	54,699
Societe Television Francaise 1 (i)	4,164	73,635
		301,302
Germany | 0.7%
Bayer AG	383	57,548
Fresenius SE & Co. KGaA (i)	753	44,967
Suedzucker AG	1,393	17,060
		119,575
Greece | 0.1%
Piraeus Bank SA (a)	36,813	14,176
Hong Kong | 0.2%
China Unicom Hong Kong, Ltd. ADR	930	14,192
Description	Shares	Value
HKBN, Ltd. (a)	12,033	$14,978
		29,170
Ireland | 1.0%
Bank of Ireland (a)	184,710	70,321
CRH PLC	1,462	38,066
Kerry Group PLC, Class A	652	43,726
Origin Enterprises PLC (a)	3,300	28,977
		181,090
Israel | 1.3%
Israel Discount Bank, Ltd., Class A (a)	23,791	40,205
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	3,023	188,333
		228,538
Italy | 0.7%
Azimut Holding SpA	2,039	58,221
Davide Campari-Milano SpA	7,990	55,634
		113,855
Japan | 9.3%
Amada Co., Ltd.	4,500	43,254
Asahi Kasei Corp.	2,000	19,136
Daito Trust Construction Co., Ltd.	300	33,560
Daiwa House Industry Co., Ltd. (i)	4,500	88,827
Daiwa House REIT Investment Corp.	1	4,380
FANUC Corp.	200	43,705
Hitachi, Ltd.	3,000	20,510
JAFCO Co., Ltd.	1,100	40,921
Keyence Corp. (i)	100	54,621
Komatsu, Ltd.	1,100	21,634
LIXIL Group Corp. (c)	1,100	26,094
Makita Corp. (i)	800	41,557
Mitsubishi Corp.	800	16,127
Mitsubishi Estate Co., Ltd.	3,000	69,632
Mitsubishi UFJ Financial Group, Inc.	10,200	63,154
Mizuho Financial Group, Inc.	51,600	90,762
Nidec Corp.	600	39,902
Nintendo Co., Ltd.	100	14,717
Nippon Steel & Sumitomo Metal Corp.	9,000	22,684
Nippon Yusen Kabushiki Kaisha	7,000	20,179
Nissan Chemical Industries, Ltd.	2,400	49,721
Nitto Denko Corp.	700	46,798
Nomura Holdings, Inc. (i)	8,300	48,803
ORIX Corp.	4,000	56,261
Ricoh Co., Ltd.	1,800	19,618
Rinnai Corp.	300	22,269
SCREEN Holdings Co., Ltd.	7,000	53,033
Shin-Etsu Chemical Co., Ltd.	600	39,222
SoftBank Corp. (i)	1,000	58,129

Description	Shares	Value
Lazard Master Alternatives Portfolio (continued)
Sony Corp. (a)	1,700	$45,449
Sumitomo Mitsui Financial Group, Inc. (i)	2,300	88,134
Sumitomo Mitsui Trust Holdings, Inc.	12,000	49,540
Taisei Corp.	10,000	56,563
Takashimaya Co., Ltd.	4,000	39,352
The Kansai Electric Power Co., Inc. (a)	2,800	26,739
Tokyo Tatemono Co., Ltd.	4,000	29,314
Tokyu Fudosan Holdings Corp.	4,800	32,773
Toshiba Corp.	11,000	46,179
Ube Industries, Ltd.	11,000	17,228
		1,600,481
Mexico | 0.1%
Cemex SAB de CV Sponsored ADR (a)	1,914	18,126
Netherlands | 0.7%
Euronext NV	323	13,683
ING Groep NV (a)	5,097	74,760
Randstad Holding NV	443	26,897
		115,340
Philippines | 0.6%
Alliance Global Group, Inc.	161,400	95,577
Portugal | 0.2%
Galp Energia SGPS SA, B Shares	3,744	40,440
South Africa | 1.1%
Mediclinic International, Ltd.	4,061	40,848
Nampak, Ltd.	27,462	91,973
Oceana Group, Ltd.	2,390	19,822
Sanlam, Ltd.	6,094	39,268
		191,911
Spain | 0.2%
Aena SA	391	39,314
Switzerland | 0.8%
Actelion, Ltd.	440	50,946
Novartis AG	439	43,412
Sunrise Communications Group AG	561	48,607
		142,965
United Kingdom | 3.6%
Aldermore Group PLC (a)	10,936	37,798
Associated British Foods PLC (i)	1,004	41,945
AstraZeneca PLC (i)	1,122	76,924
British American Tobacco PLC	777	40,144
Close Brothers Group PLC	1,901	43,911
Infinis Energy PLC	18,464	51,466
Pearson PLC	1,709	36,742
Prudential PLC	2,463	60,984
Description	Shares	Value
Randgold Resources, Ltd.	533	$36,986
Spire Healthcare Group PLC	3,936	21,818
St James’s Place PLC	5,614	77,681
Standard Chartered PLC	1,882	30,473
UBM PLC	4,830	37,894
United Utilities Group PLC	2,779	38,454
		633,220
United States | 35.1%
Advance Auto Parts, Inc. (i)	1,301	194,747
Akamai Technologies, Inc. (a), (i)	96	6,820
Alaska Air Group, Inc. (i)	228	15,089
AMAG Pharmaceuticals, Inc. (a), (i)	1,200	65,592
American Airlines Group, Inc. (i)	3,213	169,582
AOL, Inc. (a), (i)	345	13,666
Apollo Commercial Real Estate Finance, Inc.	784	13,469
Apple, Inc. (i)	1,120	139,362
AutoZone, Inc. (a), (i)	195	133,021
Bank of America Corp. (i)	1,566	24,101
Blackhawk Network Holdings, Inc., Class B (a), (i)	3,589	127,589
Brookdale Senior Living, Inc. (a), (i)	2,899	109,466
Cabela’s, Inc. (a), (i)	2,445	136,871
Calgon Carbon Corp. (i)	5,863	123,533
Capital Southwest Corp. (i)	453	21,028
Cisco Systems, Inc. (i)	2,969	81,722
Citrix Systems, Inc. (a), (i)	1,884	120,331
Comerica, Inc. (i)	1,920	86,650
Consolidated-Tomoka Land Co. (i)	217	12,946
Delta Air Lines, Inc. (i)	317	14,252
Dick’s Sporting Goods, Inc. (i)	3,620	206,304
Dynegy, Inc. (a), (i)	1,900	59,717
Eastman Chemical Co. (i)	1,079	74,732
Google, Inc., Class A (a), (i)	147	81,541
Google, Inc., Class C (a), (i)	208	113,984
Great Western Bancorp, Inc. (i)	426	9,376
Honeywell International, Inc. (i)	1,101	114,845
Intercontinental Exchange, Inc. (i)	596	139,029
iStar Financial, Inc. (a), (i)	390	5,070
Kellogg Co. (i)	2,777	183,143
Kohl’s Corp. (i)	3,065	239,836
Maxim Integrated Products, Inc. (i)	1,761	61,300
MDC Partners, Inc., Class A	6,520	184,842
Metalico, Inc. (a)	15,834	5,859
Microsoft Corp. (i)	427	17,360
Monsanto Co. (i)	946	106,463
Mylan NV (a), (i)	1,344	79,766
Natus Medical, Inc. (a), (i)	4,617	182,233
Navistar International Corp. (a), (i)	88	2,596
NetApp, Inc. (i)	2,290	81,203

Description	Shares	Value
Lazard Master Alternatives Portfolio (continued)
Quintiles Transnational Holdings, Inc. (a), (i)	2,550	$170,774
Rockwell Automation, Inc. (i)	966	112,046
ServiceMaster Global Holdings, Inc. (i)	5,300	178,875
Signature Bank (a), (i)	1,417	183,615
Southwest Airlines Co. (i)	248	10,986
Springleaf Holdings, Inc. (a), (i)	2,200	113,894
Sysco Corp. (i)	535	20,186
TAL International Group, Inc. (i)	1,807	73,599
The Charles Schwab Corp. (i)	3,894	118,533
The Greenbrier Cos., Inc. (i)	4	232
The Hartford Financial Services Group, Inc. (i)	4,584	191,703
The J.M. Smucker Co. (i)	990	114,573
Thermo Fisher Scientific, Inc. (i)	1,270	170,612
Thompson Creek Metals Co., Inc. (a)	3,136	4,140
Tyco International PLC (i)	456	19,635
United Therapeutics Corp. (a), (i)	1,145	197,438
Vertex Pharmaceuticals, Inc. (a), (i)	482	56,862
Viacom, Inc., Class B (i)	3,810	260,223
Voya Financial, Inc. (i)	3,979	171,535
Wright Medical Group, Inc. (a)	200	5,160
Xerox Corp. (i)	8,552	109,893
XPO Logistics, Inc. (a), (i)	3,668	166,784
Yahoo!, Inc. (a), (i)	33	1,466
Zoetis, Inc. (i)	1,621	75,036
		6,086,836
Total Common Stocks (Identified cost $10,304,976)		10,633,418

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 7.2%
Canada | 0.4%
Element Financial Corp., 5.125%, 06/30/19	CAD	70	$65,769
Marshall Island | 0.3%
Aegean Marine Petroleum Network, Inc., 4.000%, 11/01/18	USD	35	42,241
United States | 6.5%
Alpha Natural Resources, Inc., 4.875%, 12/15/20	USD	75	18,797
Argos Merger Sub, Inc., 7.125%, 03/15/23 (d)	USD	45	46,631
Ascent Capital Group, Inc., 4.000%, 07/15/20	USD	56	42,315
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	USD	40	42,400
Description	Security Currency	Principal Amount (000)	Value
Citrix Systems, Inc., 0.500%, 04/15/19 (d)	USD	10	$10,525
Consolidated-Tomoka Land Co., 4.500%, 03/15/20 (d)	USD	15	16,369
Electronics For Imaging, Inc., 0.750%, 09/01/19 (d)	USD	25	25,531
Empire State Realty OP LP, 2.625%, 08/15/19 (d)	USD	60	63,563
Exelixis, Inc., 4.250%, 08/15/19	USD	5	3,806
FXCM, Inc., 2.250%, 06/15/18	USD	136	105,230
Halcon Resources Corp., 9.750%, 07/15/20	USD	40	28,200
IAS Operating Partnership LP, 5.000%, 03/15/18 (d)	USD	60	57,750
Immunomedics, Inc., 4.750%, 02/15/20 (d)	USD	30	29,912
inContact, Inc., 2.500%, 04/01/22 (d)	USD	10	10,394
InterDigital, Inc., 1.500%, 03/01/20 (d)	USD	15	14,897
JAKKS Pacific, Inc., 4.875%, 06/01/20 (d)	USD	40	35,150
Navistar International Corp., 4.750%, 04/15/19 (d)	USD	25	22,578
NVIDIA Corp., 1.000%, 12/01/18	USD	35	41,256
RAIT Financial Trust, 4.000%, 10/01/33	USD	40	34,100
Redwood Trust, Inc., 4.625%, 04/15/18	USD	27	26,713
Renewable Energy Group, Inc., 2.750%, 06/15/19	USD	30	27,731
Resource Capital Corp., 8.000%, 01/15/20	USD	35	33,556
Rovi Corp., 0.500%, 03/01/20 (d)	USD	70	66,719
SandRidge Energy, Inc., 7.500%, 03/15/21	USD	45	27,900
Starwood Waypoint Residential Trust, 3.000%, 07/01/19 (d)	USD	50	48,500
The Greenbrier Cos., Inc., 3.500%, 04/01/18	USD	3	4,541
TiVo, Inc., 2.000%, 10/01/21 (d)	USD	40	37,425
Trinity Industries, Inc., 3.875%, 06/01/36	USD	75	117,188
Violin Memory, Inc., 4.250%, 10/01/19	USD	50	48,125

Description	Security Currency	Principal Amount (000)	Value
Lazard Master Alternatives Portfolio (continued)
Wright Medical Group, Inc., 2.000%, 02/15/20 (d)	USD	45	$47,447
			1,135,249
Total Corporate Bonds (Identified cost $1,219,900)			1,243,259

Description	Shares	Value
Exchange-Traded Funds | 0.8%
iShares Russell 2000 ETF	987	$122,733
SPDR S&P 500 ETF Trust	78	16,102
Total Exchange-Traded Funds (Identified cost $135,013)		138,835
Preferred Stocks | 2.2%
Bermuda | 0.4%
Bunge, Ltd.	608	63,536
Ireland | 0.2%
Actavis PLC Series A	35	35,420
United States | 1.6%
American Tower Corp.	170	16,869
Barnes & Noble, Inc. Series J	45	64,555
Post Holdings, Inc. (d)	635	67,926
Ramco-Gershenson Properties Trust Series D	935	62,355
Universal Corp.	70	76,453
		288,158
Total Preferred Stocks (Identified cost $392,554)		387,114
Short-Term Investment | 46.2%
State Street Institutional Treasury Money Market Fund (Identified cost $8,011,521)	8,011,521	8,011,521

Description	Number of Contracts	Value
Purchased Options | 0.0%
EMC Corp. 27 Call, Expires 10/16/15	22	$2,266
iShares MSCI Emerging Markets 41 Call, Expires 04/02/15	20	40
Natus Medical, Inc. 40 Call, Expires 07/17/15	2	480
Sandisk Corp. 69 Call, Expires 04/24/15	5	520
SPDR S&P 500 ETF Trust 206.5 Put, Expires 04/02/15	18	1,782
Spirit Airlines, Inc. 80 Call, Expires 05/15/15	12	3,240
Total Purchased Options (Identified cost $9,312)		8,328
Total Investments and Purchased Options | 117.7% (Identified cost $20,073,276)		20,422,475

Description	Shares	Value
Securities Sold Short | (29.2)%
Common Stocks | (25.0)%
Finland | (0.2)%
Fortum Oyj	(2,045)	$(42,866)
France | (0.9)%
L’Oreal SA	(259)	(47,688)
LVMH Moet Hennessy Louis Vuitton SE	(275)	(48,532)
Sanofi	(481)	(47,331)
		(143,551)
Germany | (0.5)%
Deutsche Bank AG	(1,148)	(39,941)
SAP SE Sponsored ADR	(660)	(47,632)
		(87,573)
Japan | (3.0)%
Ezaki Glico Co., Ltd.	(400)	(16,199)
Hirose Electric Co., Ltd.	(210)	(27,172)
Hitachi Construction Machinery Co., Ltd.	(1,800)	(31,494)
Honda Motor Co., Ltd.	(1,400)	(45,500)
House Foods Group, Inc.	(500)	(10,497)
Ibiden Co., Ltd.	(900)	(15,203)
Japan Display, Inc. (a)	(7,400)	(26,648)
Kaneka Corp.	(5,000)	(35,238)
Kewpie Corp.	(700)	(17,061)
Kubota Corp.	(2,000)	(31,687)
Kuraray Co., Ltd.	(1,700)	(23,046)
Kyocera Corp.	(600)	(32,930)

Description	Shares	Value
Lazard Master Alternatives Portfolio (continued)
LIXIL Group Corp.	(1,900)	$(45,072)
Nikon Corp.	(2,000)	(26,835)
Nissan Motor Co., Ltd.	(4,800)	(48,946)
Ryosan Co., Ltd.	(200)	(4,919)
Sysmex Corp.	(500)	(27,792)
Taiyo Yuden Co., Ltd.	(2,100)	(30,628)
Yaskawa Electric Corp.	(1,700)	(24,916)
		(521,783)
Spain | (0.2)%
Mediaset Espana Comunicacion SA (a)	(3,463)	(43,392)
Sweden | (0.3)%
Getinge AB, B Shares	(2,024)	(50,058)
Switzerland | (0.3)%
Julius Baer Group, Ltd.	(881)	(44,175)
United Kingdom | (0.4)%
Experian PLC	(2,354)	(38,984)
Kingfisher PLC	(4,998)	(27,771)
		(66,755)
United States | (19.2)%
ACI Worldwide, Inc. (a)	(2,080)	(45,053)
AGCO Corp.	(1,063)	(50,641)
Amdocs, Ltd.	(987)	(53,693)
Assurant, Inc.	(893)	(54,839)
Bed Bath & Beyond, Inc. (a)	(911)	(69,942)
Bemis Co., Inc.	(1,120)	(51,867)
Bio-Rad Laboratories, Inc., Class A (a)	(252)	(34,065)
Capital One Financial Corp.	(345)	(27,193)
Corning, Inc.	(1,205)	(27,329)
Deere & Co.	(1,108)	(97,161)
DENTSPLY International, Inc.	(750)	(38,168)
Dillard’s, Inc., Class A	(343)	(46,823)
Dover Corp.	(575)	(39,744)
Eaton Vance Corp.	(658)	(27,399)
Emerson Electric Co.	(440)	(24,913)
Enova International, Inc. (a)	(1,290)	(25,400)
Exact Sciences Corp. (a)	(2,460)	(54,169)
Ezcorp, Inc., Class A (a)	(4,140)	(37,798)
Fastenal Co.	(2,016)	(83,533)
Flowserve Corp.	(470)	(26,550)
Genworth Financial, Inc., Class A (a)	(3,625)	(26,499)
Haemonetics Corp. (a)	(1,091)	(49,008)
International Business Machines Corp.	(253)	(40,607)
International Flavors & Fragrances, Inc.	(418)	(49,073)
Intersil Corp., Class A	(3,685)	(52,769)
Description	Shares	Value
Jacobs Engineering Group, Inc. (a)	(655)	$(29,580)
Johnson & Johnson	(555)	(55,833)
Juniper Networks, Inc.	(1,185)	(26,757)
KBR, Inc.	(1,660)	(24,037)
Keryx Biopharmaceuticals, Inc. (a)	(6,170)	(78,544)
Kite Pharma, Inc.	(320)	(18,458)
Lincoln National Corp.	(485)	(27,868)
Linear Technology Corp.	(705)	(32,994)
Manning & Napier, Inc.	(5,084)	(66,143)
MSC Industrial Direct Co., Inc., Class A	(1,080)	(77,976)
NetScout Systems, Inc. (a)	(2,317)	(101,600)
Nordstrom, Inc.	(610)	(48,995)
Owens & Minor, Inc.	(1,696)	(57,393)
Pacira Pharmaceuticals, Inc. (a)	(759)	(67,437)
Principal Financial Group, Inc.	(1,154)	(59,281)
Prudential Financial, Inc.	(610)	(48,989)
Regeneron Pharmaceuticals, Inc. (a)	(100)	(45,148)
Spectrum Brands Holdings, Inc.	(445)	(39,854)
St Jude Medical, Inc.	(600)	(39,240)
T Rowe Price Group, Inc.	(1,652)	(133,779)
Target Corp.	(527)	(43,251)
Terex Corp.	(2,010)	(53,446)
The Chubb Corp.	(621)	(62,783)
The Gap, Inc.	(1,840)	(79,727)
The Goldman Sachs Group, Inc.	(499)	(93,797)
The Hain Celestial Group, Inc. (a)	(659)	(42,209)
The Travelers Cos., Inc.	(591)	(63,905)
The Western Union Co.	(4,691)	(97,620)
Under Armour, Inc., Class A (a)	(861)	(69,526)
United Parcel Service, Inc., Class B	(568)	(55,062)
US Bancorp	(1,955)	(85,375)
Valley National Bancorp	(3,503)	(33,068)
Wal-Mart Stores, Inc.	(1,368)	(112,518)
Waters Corp. (a)	(422)	(52,463)
World Acceptance Corp. (a)	(300)	(21,876)
WW Grainger, Inc.	(318)	(74,988)
Wynn Resorts, Ltd.	(665)	(83,710)
		(3,339,466)
Total Common Stocks (Proceeds $4,273,385)		(4,339,619)
Exhange-Traded Funds | (4.2)%
Lyxor ETF STOXX Europe 600 Automobiles & Parts (a)	(2,798)	(215,262)
iShares Nasdaq Biotechnology ETF	(577)	(198,159)
SPDR S&P 500 ETF Trust	(631)	(130,257)
WisdomTree Japan Hedged Equity Fund	(3,382)	(186,416)
Total Exchange-Traded Funds (Proceeds $699,015)		(730,094)
Total Securities Sold Short (Proceeds $4,972,400)		(5,069,713)

Total Investments | 88.5% (Identified cost and short proceeds $15,100,876) (b), (g)	$15,352,762
Cash and Other Assets in Excess of Liabilities | 11.5%	1,996,886
Net Assets | 100.0%	$17,349,648

Lazard Master Alternatives Portfolio (continued)
Forward Currency Contracts Open at March 31, 2015:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	SSB	05/20/15	48,073	$36,614	$36,515	$—	$99
AUD	SSB	05/20/15	118,300	92,477	89,858	—	2,619
BRL	SSB	05/20/15	44,400	14,041	13,729	—	312
BRL	SSB	06/02/15	650,365	204,164	200,251	—	3,913
CHF	SSB	05/20/15	43,400	45,879	44,746	—	1,133
CHF	SSB	05/20/15	107,200	109,802	110,524	722	—
DKK	SSB	05/20/15	462,540	71,149	66,667	—	4,482
EUR	SSB	05/20/15	26,823	29,164	28,859	—	305
EUR	SSB	05/20/15	45,400	48,183	48,847	664	—
EUR	SSB	05/20/15	54,700	62,522	58,853	—	3,669
EUR	SSB	05/20/15	350,400	397,988	377,007	—	20,981
EUR	SSB	05/20/15	436,800	497,646	469,967	—	27,679
GBP	SSB	05/20/15	63,700	98,722	94,462	—	4,260
GBP	SSB	05/20/15	82,900	122,561	122,934	373	—
JPY	SSB	05/20/15	1,018,281	8,425	8,496	71	—
JPY	SSB	05/20/15	14,972,851	123,360	124,922	1,562	—
JPY	SSB	05/20/15	26,499,010	221,184	221,087	—	97
NOK	SSB	05/20/15	450,900	59,290	55,903	—	3,387
PHP	SSB	05/20/15	4,219,160	94,283	94,247	—	36
SEK	SSB	05/20/15	165,400	19,853	19,219	—	634
SEK	SSB	05/20/15	643,700	76,426	74,797	—	1,629
Total Forward Currency Purchase Contracts				$2,433,733	$2,361,890	$3,392	$75,235

Forward Currency Sale Contracts
AUD	SSB	05/20/15	64,400	$50,099	$48,916	$1,183	$—
AUD	SSB	05/20/15	326,690	252,400	248,144	4,256	—
BRL	SSB	05/20/15	44,400	13,992	13,729	263	—
BRL	SSB	06/02/15	650,365	221,642	200,251	21,391	—
CAD	SSB	05/20/15	50,900	40,428	40,162	266	—
CAD	SSB	05/20/15	157,700	126,356	124,431	1,925	—
CHF	SSB	05/20/15	63,600	67,370	65,572	1,798	—
CHF	SSB	05/20/15	87,000	93,744	89,698	4,046	—
DKK	SSB	05/20/15	151,740	22,823	21,871	952	—
DKK	SSB	05/20/15	310,800	47,243	44,797	2,446	—
EUR	SSB	05/20/15	24,900	26,779	26,791	—	12
EUR	SSB	05/20/15	44,800	50,793	48,201	2,592	—
EUR	SSB	05/20/15	93,122	98,512	100,193	—	1,681
EUR	SSB	05/20/15	175,000	191,099	188,288	2,811	—
EUR	SSB	05/20/15	790,000	900,730	849,986	50,744	—
GBP	SSB	05/20/15	10,256	15,457	15,208	249	—
GBP	SSB	05/20/15	33,000	50,620	48,936	1,684	—
GBP	SSB	05/20/15	35,000	51,860	51,902	—	42

Lazard Master Alternatives Portfolio (continued)
Forward Currency Contracts Open at March 31, 2015 (concluded):
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
GBP	SSB	05/20/15	58,900	$90,368	$87,344	$3,024	$—
GBP	SSB	05/20/15	62,500	95,883	92,682	3,201	—
GBP	SSB	05/20/15	350,970	539,915	520,460	19,455	—
HKD	SSB	05/20/15	876,300	112,940	113,020	—	80
ILS	SSB	05/20/15	30,551	7,583	7,678	—	95
ILS	SSB	05/20/15	35,500	8,783	8,921	—	138
ILS	SSB	05/20/15	135,812	33,726	34,130	—	404
JPY	SSB	05/20/15	2,476,305	20,762	20,661	101	—
JPY	SSB	05/20/15	4,572,755	37,825	38,152	—	327
JPY	SSB	05/20/15	6,743,300	55,699	56,261	—	562
JPY	SSB	05/20/15	9,583,100	79,859	79,954	—	95
JPY	SSB	05/20/15	12,870,700	108,440	107,383	1,057	—
JPY	SSB	05/20/15	25,093,400	211,653	209,360	2,293	—
JPY	SSB	05/20/15	200,591,972	1,687,100	1,673,586	13,514	—
NOK	SSB	05/20/15	171,100	22,199	21,213	986	—
NOK	SSB	05/20/15	279,800	35,081	34,690	391	—
PHP	SSB	05/20/15	4,219,160	95,241	94,247	994	—
SEK	SSB	05/20/15	304,023	35,995	35,327	668	—
ZAR	SSB	05/20/15	279,400	22,528	22,855	—	327
ZAR	SSB	05/20/15	399,912	32,921	32,714	207	—
ZAR	SSB	05/20/15	430,800	36,279	35,240	1,039	—
ZAR	SSB	05/20/15	1,793,300	151,846	146,697	5,149	—
Total Forward Currency Sale Contracts				$5,844,573	$5,699,651	148,685	3,763
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$152,077	$78,998

Written Options open at March 31, 2015:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
EMC Corp. 25.00 Put	16	$25.00	01/15/16	$3,143	$(3,040)
Sandisk Corp. 62.50 Put	2	62.50	04/24/15	397	(438)
SPDR S&P 500 ETF Trust 208.50 Put	14	208.50	04/02/15	3,283	(3,360)
Spirit Airlines, Inc. 65 Put	5	65.00	05/15/15	456	(175)
Spirit Airlines, Inc. 70 Put	5	70.00	05/15/15	1,091	(560)
Total Written Options				$8,370	$(7,573)

Total Return Swap Agreements open at March 31, 2015:

Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
BRL	DUB	14	01/26/16	BRL SELICON Reuters plus 0.50%	BB Seguridade Participacoes S.A.	$523
CAD	DUB	16	09/28/15	Element Financial Corp.	CAD CDOR less 0.30%	(2,100)
EUR	DUB	5	01/05/16	1 Month EUR Reuters plus 0.50%	Elis SA	447

Lazard Master Alternatives Portfolio (continued)
Total Return Swap Agreements open at March 31, 2015 (continued):
Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
EUR	DUB	3	01/05/16	1 Month EUR Reuters plus 0.50%	Euronext NV	$206
EUR	DUB	10	01/05/16	1 Month EUR Reuters plus 0.50%	Vinci SA	229
EUR	DUB	31	01/06/16	1 Month EUR Reuters plus 0.50%	Acciona SA	3,676
EUR	DUB	10	01/06/16	1 Month EUR Reuters plus 0.50%	Banco de Sabadell SA	(132)
EUR	DUB	6	01/06/16	1 Month EUR Reuters plus 0.50%	Saeta Yield SA	50
EUR	DUB	9	02/09/16	1 Month EUR Reuters plus 0.50%	CRH PLC	13
EUR	DUB	21	02/09/16	1 Month EUR Reuters plus 0.50%	Origin Enterprises PLC	77
EUR	DUB	4	02/12/16	1 Month EUR Reuters plus 0.50%	NOS SGPS SA	482
GBP	DUB	6	02/12/16	1 Month EUR Reuters plus 0.50%	Aldermore Group PLC	14
GBP	DUB	7	02/12/16	1 Month EUR Reuters plus 0.50%	Auto Trader Group PLC	—
GBP	DUB	15	02/12/16	1 Month GBP Reuters plus 0.50%	Arrow Global Group PLC	808
GBP	DUB	38	02/12/16	1 Month GBP Reuters plus 0.50%	Card Factory PLC	4,630
GBP	DUB	6	02/12/16	1 Month GBP Reuters plus 0.50%	Galliford Try PLC	218
GBP	DUB	14	02/12/16	1 Month GBP Reuters plus 0.50%	John Laing Group PLC	292
GBP	DUB	16	02/12/16	1 Month GBP Reuters plus 0.50%	London Stock Exchange Group PLC	683
GBP	DUB	20	02/12/16	1 Month GBP Reuters plus 0.50%	Polypipe Group PLC	1,335
GBP	DUB	14	02/12/16	1 Month GBP Reuters plus 0.50%	RPC Group PLC	27
GBP	DUB	18	02/12/16	1 Month GBP Reuters plus 0.50%	UBM PLC	(200)
GBP	DUB	7	02/12/16	Ashtead Group PLC	1 Month GBP Reuters less 0.40%	324
SEK	DUB	9	02/19/16	1 Month SEK Reuters plus 0.50%	Swedbank AB	87
USD	DUB	74	09/28/15	1 Month USD Reuters plus 0.50%	AAR Corp.	1,877
USD	DUB	89	09/28/15	1 Month USD Reuters plus 0.50%	Altra Industrial Motion Corp.	(2,906)
USD	DUB	44	09/28/15	1 Month USD Reuters plus 0.50%	Ani Pharmaceuticals, inc.	2,086
USD	DUB	118	09/28/15	1 Month USD Reuters plus 0.50%	AOL, Inc.	(8,004)
USD	DUB	78	09/28/15	1 Month USD Reuters plus 0.50%	Blucora, Inc.	(1,700)

Lazard Master Alternatives Portfolio (continued)
Total Return Swap Agreements open at March 31, 2015 (continued):
Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	DUB	8	09/28/15	1 Month USD Reuters plus 0.50%	Calgon Carbon Corp.	$81
USD	DUB	70	09/28/15	1 Month USD Reuters plus 0.50%	Carriage Services, Inc.	3,922
USD	DUB	23	09/28/15	1 Month USD Reuters plus 0.50%	Cemex SAB de CV	1,529
USD	DUB	47	09/28/15	1 Month USD Reuters plus 0.50%	Cobalt International Energy, Inc.	1,642
USD	DUB	66	09/28/15	1 Month USD Reuters plus 0.50%	Colony Capital, Inc.	1,745
USD	DUB	36	09/28/15	1 Month USD Reuters plus 0.50%	Cott Beverages, Inc.	963
USD	DUB	81	09/28/15	1 Month USD Reuters plus 0.50%	Cowen Group, Inc.	5,360
USD	DUB	99	09/28/15	1 Month USD Reuters plus 0.50%	Electronics For Imaging, Inc.	3,118
USD	DUB	27	09/28/15	1 Month USD Reuters plus 0.50%	Exelixis, Inc.	3,964
USD	DUB	132	09/28/15	1 Month USD Reuters plus 0.50%	Forest City Enterprises, Inc.	2,625
USD	DUB	22	09/28/15	1 Month USD Reuters plus 0.50%	FXCM, Inc.	(5,617)
USD	DUB	72	09/28/15	1 Month USD Reuters plus 0.50%	GPT Property Trust LP	1,209
USD	DUB	29	09/28/15	1 Month USD Reuters plus 0.50%	Green Plains, Inc.	14
USD	DUB	59	09/28/15	1 Month USD Reuters plus 0.50%	Hologic, Inc.	(94)
USD	DUB	67	09/28/15	1 Month USD Reuters plus 0.50%	Intel Corp.	(1,807)
USD	DUB	77	09/28/15	1 Month USD Reuters plus 0.50%	iStar Financial, Inc.	(1,914)
USD	DUB	45	09/28/15	1 Month USD Reuters plus 0.50%	K Hovnanian Enterprises, Inc.	1,236
USD	DUB	118	09/28/15	1 Month USD Reuters plus 0.50%	Lam Research Corp.	(12,290)
USD	DUB	68	09/28/15	1 Month USD Reuters plus 0.50%	LinkedIn Corp.	(2,124)
USD	DUB	67	09/28/15	1 Month USD Reuters plus 0.50%	Navistar International Corp.	(2,904)
USD	DUB	76	09/28/15	1 Month USD Reuters plus 0.50%	New Mountain Finance Corp.	(94)
USD	DUB	75	09/28/15	1 Month USD Reuters plus 0.50%	NVIDIA Corp.	2,973
USD	DUB	76	09/28/15	1 Month USD Reuters plus 0.50%	Omnicare, Inc.	1,168
USD	DUB	6	09/28/15	1 Month USD Reuters plus 0.50%	PetroQuest Energy, Inc.	(2,224)

Lazard Master Alternatives Portfolio (continued)
Total Return Swap Agreements open at March 31, 2015 (continued):
Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	DUB	52	09/28/15	1 Month USD Reuters plus 0.50%	Photronics, Inc.	$2,538
USD	DUB	9	09/28/15	1 Month USD Reuters plus 0.50%	Photronics, Inc.	—
USD	DUB	71	09/28/15	1 Month USD Reuters plus 0.50%	PROS Holdings, Inc.	1,956
USD	DUB	68	09/28/15	1 Month USD Reuters plus 0.50%	Prospect Capital Corp.	(788)
USD	DUB	70	09/28/15	1 Month USD Reuters plus 0.50%	Quidel Corp.	1,234
USD	DUB	86	09/28/15	1 Month USD Reuters plus 0.50%	Redwood Trust, Inc.	(173)
USD	DUB	5	09/28/15	1 Month USD Reuters plus 0.50%	Resource Capital Corp.	(327)
USD	DUB	10	09/28/15	1 Month USD Reuters plus 0.50%	Rovi Corp.	(370)
USD	DUB	2	09/28/15	1 Month USD Reuters plus 0.50%	SandRidge Energy, Inc.	(373)
USD	DUB	62	09/28/15	1 Month USD Reuters plus 0.50%	Scorpio Tankers, Inc.	6,623
USD	DUB	58	09/28/15	1 Month USD Reuters plus 0.50%	SolarCity Corp.	(372)
USD	DUB	11	09/28/15	1 Month USD Reuters plus 0.50%	Stillwater Mining Co	—
USD	DUB	87	09/28/15	1 Month USD Reuters plus 0.50%	SunEdison, Inc.	(782)
USD	DUB	24	09/28/15	1 Month USD Reuters plus 0.50%	Teva Pharmaceutical Industries Ltd	198
USD	DUB	89	09/28/15	1 Month USD Reuters plus 0.50%	The Priceline Group, Inc.	(4,478)
USD	DUB	75	09/28/15	1 Month USD Reuters plus 0.50%	The Priceline Group, Inc.	(473)
USD	DUB	38	09/28/15	1 Month USD Reuters plus 0.50%	Theravance, Inc.	811
USD	DUB	40	09/28/15	1 Month USD Reuters plus 0.50%	Trinity Industries, Inc.	6,823
USD	DUB	71	09/28/15	1 Month USD Reuters plus 0.50%	Twitter, Inc.	(436)
USD	DUB	65	09/28/15	1 Month USD Reuters plus 0.50%	Vector Group, Ltd.	(1,352)
USD	DUB	84	09/28/15	1 Month USD Reuters plus 0.50%	Workday, Inc.	1,102
USD	DUB	15	09/28/15	AAR Corp.	USD FED OPEN less 0.30%	(1,475)
USD	DUB	26	09/28/15	AAR Corp.	USD FED OPEN less 0.30%	(1,768)
USD	DUB	5	09/28/15	Aegean Marine Petroleum Network, Inc.	USD FED OPEN less 0.30%	4
USD	DUB	5	09/28/15	Alibaba Group Holding, Ltd.	USD FED OPEN less 0.30%	(70)

Lazard Master Alternatives Portfolio (continued)
Total Return Swap Agreements open at March 31, 2015 (continued):
Currency	Counterparty	Notional Amount (000)		Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	DUB	3		09/28/15	Alpha Natural Resources, Inc.	USD FED OPEN less 0.30%	$(64)
USD	DUB	51		09/28/15	Altra Industrial Motion Corp.	USD FED OPEN less 0.30%	2,003
USD	DUB	67		09/28/15	AmTrust Financial Services, Inc.	USD FED OPEN less 3.00%	(259)
USD	DUB	20		09/28/15	AmTrust Financial Services, Inc.	USD FED OPEN less 3.00%	(618)
USD	DUB	28		09/28/15	ANI Pharmaceuticals, Inc.	USD FED OPEN less 0.30%	(519)
USD	DUB	8		09/28/15	Ascent Media Corp.	USD FED OPEN less 0.30%	525
USD	DUB	16		09/28/15	Barnes & Noble, Inc.	USD FED OPEN less 0.30%	801
USD	DUB	42		09/28/15	Carriage Services, Inc.	USD FED OPEN less 0.30%	(573)
USD	DUB	15		09/28/15	Cobalt International Energy, Inc.	USD FED OPEN less 0.30%	(1,023)
USD	DUB	—	(j)	09/28/15	Colony Capital, Inc.	USD FED OPEN	—
USD	DUB	39		09/28/15	Cott Corp.	USD FED OPEN	(8,208)
USD	DUB	48		09/28/15	Cowen Group, Inc.	USD FED OPEN less 0.30%	(4,077)
USD	DUB	20		09/28/15	Deere & Co.	USD FED OPEN less 0.30%	216
USD	DUB	18		09/28/15	Electronics For Imaging, Inc.	USD FED OPEN less 0.30%	(655)
USD	DUB	66		09/28/15	Encore Capital Group, Inc.	USD FED OPEN less 0.30%	1,138
USD	DUB	22		09/28/15	Exact Sciences Corp.	USD FED OPEN less 0.30%	(563)
USD	DUB	23		09/28/15	Exelixis, Inc.	USD FED OPEN less 3.00%	584
USD	DUB	41		09/28/15	Forest City Enterprises, Inc.	USD FED OPEN less 0.30%	(1,724)
USD	DUB	11		09/28/15	Green Plains, Inc.	USD FED OPEN	(439)
USD	DUB	6		09/28/15	Halyard Health, Inc.	USD FED OPEN less 0.30%	(567)
USD	DUB	14		09/28/15	Hovnanian Enterprises, Inc.	USD FED OPEN less 0.30%	17
USD	DUB	3		09/28/15	InterDigital, Inc.	USD FED OPEN less 0.30%	87
USD	DUB	4		09/28/15	iShares MSCI Emerging Markets ETF	USD FED OPEN less 0.30%	(1)
USD	DUB	4		09/28/15	iStar Financial, Inc.	USD FED OPEN less 0.30%	122
USD	DUB	12		09/28/15	JAKKS Pacific, Inc.	USD FED OPEN	274
USD	DUB	32		09/28/15	Lam Research Corp.	USD FED OPEN less 0.30%	4,510
USD	DUB	19		09/28/15	LinkedIn Corp.	USD FED OPEN less 0.30%	907
USD	DUB	18		09/28/15	Navistar International Corp.	USD FED OPEN less 0.30%	(69)
USD	DUB	63		09/28/15	NVIDIA Corp.	USD FED OPEN less 0.30%	412
USD	DUB	6		09/28/15	NXP Semiconductors NV	USD FED OPEN less 0.30%	—
USD	DUB	—	(j)	09/28/15	Oclaro, Inc.	USD FED OPEN less 0.30%	—
USD	DUB	12		09/28/15	Photronics, Inc.	USD FED OPEN less 0.30%	(145)
USD	DUB	39		09/28/15	Post Holdings, Inc.	USD FED OPEN less 0.30%	668
USD	DUB	12		09/28/15	PROS Holdings, Inc.	USD FED OPEN less 0.30%	(406)

Lazard Master Alternatives Portfolio (concluded)
Total Return Swap Agreements open at March 31, 2015 (concluded):
Currency	Counterparty	Notional Amount (000)		Expiration Date	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	DUB	22		09/28/15	Quidel Corp.	USD FED OPEN less 0.30%	$(3,940)
USD	DUB	34		09/28/15	Ramco-Gershenson Properties Trust	USD FED OPEN less 0.30%	(147)
USD	DUB	—	(j)	09/28/15	Redwood Trust, Inc.	USD FED OPEN less 0.30%	—
USD	DUB	14		09/28/15	Renewable Energy Group, Inc.	USD FED OPEN less 0.30%	(660)
USD	DUB	—	(j)	09/28/15	Rio Tinto PLC	USD FED OPEN less 0.30%	—
USD	DUB	12		09/28/15	Rovi Corp.	USD FED OPEN less 0.30%	1,961
USD	DUB	352		09/28/15	Schlumberger, Ltd.	USD FED OPEN less 0.30%	366
USD	DUB	25		09/28/15	Scorpio Tankers, Inc.	USD FED OPEN less 0.30%	(1,313)
USD	DUB	32		09/28/15	Spirit Airlines, Inc.	USD FED OPEN less 0.30%	(473)
USD	DUB	—	(j)	09/28/15	Starwood Waypoint Reside	USD FED OPEN less 0.30%	—
USD	DUB	14		09/28/15	SunEdison, Inc.	USD FED OPEN less 0.30%	374
USD	DUB	—	(j)	09/28/15	SunPower Corp.	USD FED OPEN less 0.75%	—
USD	DUB	38		09/28/15	The Priceline Group, Inc.	USD FED OPEN less 0.30%	1,838
USD	DUB	25		09/28/15	Theravance, Inc.	USD FED OPEN less 8.25%	1,462
USD	DUB	99		09/28/15	Trinity Industries, Inc.	USD FED OPEN less 0.30%	(18,858)
USD	DUB	23		09/28/15	Twitter, Inc.	USD FED OPEN less 0.30%	219
USD	DUB	228		09/28/15	United States Treasury Note, 1.375%, 02/29/20	USD FED OPEN less 0.30%	(1,515)
USD	DUB	91		09/28/15	United States Treasury Note, 2.250%, 11/15/24	USD FED OPEN less 0.30%	83
USD	DUB	52		09/28/15	Universal Corp.	USD FED OPEN less 0.30%	684
USD	DUB	307		09/28/15	USD FED OPEN	iShares Russell 2000 ETF	(7,942)
USD	DUB	16		09/28/15	USD FED OPEN	Microchip Technology, Inc.	(684)
USD	DUB	—	(j)	09/28/15	USD FED OPEN	SPDR Trust Series 1	—
USD	DUB	10		09/28/15	USD FED OPEN plus 0.50%	Gramercy Property Trust REIT	2,480
USD	DUB	20		09/28/15	USD FED OPEN plus 0.50%	Gramercy Property Trust REIT	337
USD	DUB	18		09/28/15	USD FED OPEN plus 0.50%	Intel Corp.	35
USD	DUB	33		09/28/15	Violin Memory, Inc.	USD FED OPEN less 0.30%	(3,595)
USD	DUB	22		09/28/15	Workday, Inc.	USD FED OPEN less 0.30%	(81)
USD	DUB	16		09/28/15	Wright Medical Group, Inc.	USD FED OPEN less 0.30%	(995)
Net unrealized depreciation on Total Return Swap Agreements							$(24,435)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:
Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity Concentrated	$423,973,268	$50,529,602	$2,698,650	$47,830,952
US Strategic Equity	122,056,892	17,991,605	1,992,636	15,998,969
US Small Cap Equity Growth	10,040,652	666,632	156,675	509,957
US Mid Cap Equity	35,279,818	4,629,615	953,030	3,676,585
US Small-Mid Cap Equity	170,548,133	31,245,395	4,688,386	26,557,009
International Equity	437,511,550	52,108,447	18,301,158	33,807,289
International Equity Concentrated	11,323,431	446,280	599,786	(153,506)
International Equity Select	18,927,828	1,297,857	1,053,441	244,416
International Strategic Equity	5,444,080,627	761,682,711	212,945,215	548,737,496
International Small Cap Equity	64,624,170	18,115,320	3,738,945	14,376,375
Global Equity Select	12,819,120	1,226,777	263,908	962,869
Global Strategic Equity	9,268,612	483,487	232,976	250,511
Emerging Markets Equity	13,946,883,778	2,144,041,354	2,644,592,740	(500,551,386)
Emerging Markets Core Equity	43,098,234	4,284,810	1,912,976	2,371,834
Developing Markets Equity	451,749,633	45,205,739	90,828,248	(45,622,509)
Emerging Markets Equity Blend	552,139,597	59,955,308	90,639,873	(30,684,565)
Emerging Markets Multi Asset	187,973,461	8,949,488	16,590,435	(7,640,947)
Emerging Markets Debt	441,808,968	4,511,988	19,397,845	(14,885,857)
Emerging Markets Income	9,283,217	0	216,278	(216,278)
Explorer Total Return	253,919,371	2,170,426	1,190,345	980,081
US Corporate Income	206,594,904	5,433,634	1,769,142	3,664,492
US Short Duration Fixed Income	112,104,207	306,294	90,995	215,299
Global Fixed Income	5,616,502	38,398	333,751	(295,353)
Global Listed Infrastructure	2,005,636,463	82,431,559	60,820,111	21,611,448
US Realty Income	154,506,199	6,000,911	8,363,497	(2,362,586)
US Realty Equity	105,047,628	15,517,281	1,531,803	13,985,478
Global Realty Equity	5,724,369	496,318	232,813	263,505
Capital Allocator Opportunistic Strategies	171,499,584	4,231,797	883,231	3,348,566
Fundamental Long/Short	80,666,390	5,868,441	2,148,105	3,720,336
Enhanced Opportunities	3,639,401	60,348	42,974	17,374
Master Alternatives	15,100,876	726,242	474,356	251,886

(c)	Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers”, and are considered to be liquid at March 31, 2015. The percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	1.3%
Emerging Markets Core Equity	0.3
Emerging Markets Equity Blend	0.6
Emerging Markets Multi Asset	3.8
Emerging Markets Debt	4.9
Emerging Markets Income	0.5
Explorer Total Return	10.0
US Corporate Income	29.6
Enhanced Opportunities	11.8
Master Alternatives	3.5

(e)	Date shown is the next perpetual call date.
(f)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2015 which may step up at a future date.
(g)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts
(h)	Security collateralized by an amount sufficient to pay principal and interest.
(i)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(j)	Amount is less than 500.

Security Abbreviations:
ADR — American Depositary Receipt	NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B
ADS — American Depositary Shares	NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F
CDOR — Canadian Dealer Offered Rate	OJSC — Open Joint Stock Company
ETF — Exchange-Traded Fund	PJSC — Public Joint Stock Company
ETN — Exchange-Traded Note	REIT — Real Estate Investment Trust
FED OPEN — Federal Funds Effective Rate	SDR — Swedish Depositary Receipt
GDR — Global Depositary Receipt	SELICON — Sistema Especial de Liquidação e Custodia
JSC — Joint Stock Company
LIBOR — London Interbank Offered Rate

Currency Abbreviations:
AUD — Australian Dollar	KZT — Kazakhstan Tenge
BRL — Brazilian Real	MXN — Mexican New Peso
CAD — Canadian Dollar	MYR — Malaysian Ringgit
CHF — Swiss Franc	NGN — Nigerian Naira
CLP — Chilean Peso	NOK — Norwegian Krone
CNH — Yuan Renminbi	NZD — New Zealand Dollar
CNY — Chinese Renminbi	PEN — Peruvian Nuevo Sol
COP — Colombian Peso	PHP — Philippine Peso
CZK — Czech Koruna	PLN — Polish Zloty
DKK — Danish Krone	RON — New Romanian Leu
DOP — Dominican Republic Peso	RSD — Serbian Dinar
EGP — Egyptian Pound	RUB — Russian Ruble
EUR — Euro	SEK — Swedish Krona
GBP — British Pound Sterling	SGD — Singapore Dollar
HKD — Hong Kong Dollar	THB — Thai Baht
HUF — Hungarian Forint	TRY — New Turkish Lira
IDR — Indonesian Rupiah	TWD — Taiwan Dollar
ILS — Israeli Shekel	UGX — Ugandan Shilling
INR — Indian Rupee	USD — United States Dollar
JPY — Japanese Yen	UYU — Uruguayan Peso
KRW — South Korean Won	ZAR — South African Rand
KWD — Kuwaiti Dinar	ZMW — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA	JPM — JPMorgan Chase Bank NA
BRC — Barclays Bank PLC	MEL — The Bank of New York Mellon Corp.
CAN — Canadian Imperial Bank of Commerce	RBC — Royal Bank of Canada
CIT — Citibank NA	SCB — Standard Chartered Bank
CSF — Credit Suisse International	SSB — State Street Bank and Trust Co.
DUB — Deutsche Bank AG	UBS — UBS AG
GSC — Goldman Sachs International
HSB — HSBC Bank USA NA

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Global Equity Select Portfolio
Industry*
Agriculture	—%	—%	—%	—%	—%	1.1%
Alcohol & Tobacco	6.9	2.8	7.1	7.6	—	3.6
Apparel & Textiles	—	—	—	—	0.8	—
Automotive	4.1	2.6	3.1	3.9	2.1	3.4
Banking	7.4	13.2	7.1	3.6	3.0	3.8
Chemicals	—	—	—	1.8	2.9	2.2
Commercial Services	—	—	1.6	0.1	12.3	2.6
Computer Software	—	—	1.3	—	0.5	3.9
Construction & Engineering	1.4	4.0	—	—	1.7	—
Consumer Products	1.3	—	2.3	2.9	2.1	—
Diversified	1.3	3.1	2.4	1.2	—	0.4
Electric	0.9	—	1.2	—	—	—
Energy Exploration & Production	—	—	—	—	—	0.8
Energy Integrated	3.8	—	1.9	1.8	0.6	—
Energy Services	—	—	—	1.0	1.3	3.0
Financial Services	5.3	7.6	5.0	8.1	13.1	12.1
Food & Beverages	—	—	0.9	2.4	4.0	1.5
Forest & Paper Products	1.4	—	2.1	4.7	2.4	—
Health Services	—	—	1.4	2.7	4.0	2.1
Household & Personal Products	1.2	4.4	1.4	—	2.1	1.4
Housing	3.9	—	1.8	3.0	1.6	1.8
Insurance	6.5	7.1	7.2	8.3	3.5	6.3
Leisure & Entertainment	6.8	6.2	4.7	6.5	2.3	2.6
Manufacturing	4.1	2.8	3.0	7.5	7.8	7.9
Medical Products	—	—	—	—	1.0	2.2
Metals & Mining	1.5	4.6	1.5	—	—	—
Pharmaceutical & Biotechnology	12.5	13.1	14.3	12.5	4.2	10.4
Real Estate	—	—	—	—	3.3	0.5
Retail	4.7	—	5.5	6.5	7.0	3.1
Semiconductors & Components	2.6	5.1	5.6	1.2	5.4	4.4
Technology	4.8	8.5	4.1	2.5	—	3.3
Technology Hardware	1.2	5.0	—	—	4.4	9.0
Telecommunications	7.4	4.6	5.8	4.4	—	0.6
Transportation	4.1	—	3.1	1.9	0.9	—
Water	—	—	0.7	0.6	—	—
Subtotal	95.1	94.7	96.1	96.7	94.3	94.0
Short-Term Investments	—	5.2	3.2	2.9	5.1	6.5
Repurchase Agreement	4.2	—	—	—	—	—
Total Investments	99.3%	99.9%	99.3%	99.6%	99.4%	100.5%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Global Strategic Equity Portfolio
Industry*
Alcohol & Tobacco	8.1%
Automotive	2.0
Banking	1.1
Chemicals	0.8
Commercial Services	2.5
Consumer Products	2.1
Diversified	1.7
Energy Exploration & Production	1.5
Energy Integrated	1.8
Financial Services	8.5
Food & Beverages	5.1
Forest & Paper Products	2.9
Health Services	3.4
Household & Personal Products	1.0
Housing	1.5
Insurance	5.8
Leisure & Entertainment	7.5
Manufacturing	1.5
Medical Products	3.0
Pharmaceutical & Biotechnology	10.7
Retail	6.3
Semiconductors & Components	4.4
Technology	6.3
Technology Hardware	1.3
Telecommunications	4.1
Transportation	1.9
Subtotal	96.8
Short-Term Investment	1.2
Total Investments	98.0%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi Asset Portfolio	Lazard Emerging Markets Debt Portfolio
Industry*
Agriculture	—%	0.4%	—%	0.6%	0.4%	—%
Alcohol & Tobacco	4.4	—	—	2.7	1.4	—
Apparel & Textiles	—	2.5	1.3	0.7	0.4	—
Automotive	2.8	1.7	3.5	2.9	1.6	—
Auto Components	—	—	1.2	—	—	—
Banking	21.8	21.7	21.4	21.1	13.7	1.6
Cable Television	—	1.6	—	—	—	—
Chemicals	1.0	—	—	—	0.2	—
Commercial Services	3.0	2.4	0.9	2.1	1.2	—
Computer Software	4.5	3.4	4.0	6.6	4.2	0.2
Construction Materials	—	2.2	2.9	1.6	1.0	0.2
Construction & Engineering	—	—	3.0	1.6	0.9	—
Consumer Products	0.2	2.9	2.9	1.7	0.9	—
Diamonds & Precious Stones	—	—	—	—	—	0.1
Diversified	0.9	1.0	—	1.3	0.9	—
Electric	0.6	—	—	—	0.4	0.9
Energy Exploration & Production	3.6	—	0.2	1.5	1.8	0.6
Energy Integrated	4.0	—	5.5	5.9	3.8	0.7
Energy Services	0.3	—	1.3	0.4	0.4	0.1
Financial Services	3.0	1.1	2.6	2.9	2.1	0.7
Food & Beverages	0.6	1.3	—	0.5	0.3	—
Forest & Paper Products	0.8	2.4	—	1.3	0.9	0.3
Gas Utilities	—	1.1	—	—	0.4	0.7
Health Services	—	1.0	—	0.3	0.2	—
Household & Personal Products	2.3	—	—	0.8	0.5	—
Housing	1.1	—	0.7	—	—	—
Insurance	3.1	4.1	3.3	2.7	1.4	—
Leisure & Entertainment	0.9	2.2	3.7	3.0	1.7	—
Manufacturing	3.9	4.1	10.5	5.7	3.3	—
Metals & Mining	2.0	—	3.8	1.5	0.9	—
Pharmaceutical & Biotechnology	—	2.7	4.8	2.4	1.3	—
Printing & Publishing	—	—	—	—	0.1	—
Real Estate	—	1.0	2.1	1.5	0.9	0.1
Retail	4.7	7.2	3.9	3.5	2.2	0.3
Semiconductors & Components	9.1	15.6	10.8	12.2	6.9	—
Technology	3.3	—	—	0.7	0.5	—
Technology Hardware	1.0	3.0	—	1.6	0.9	—
Telecommunications	9.8	5.8	—	6.0	4.3	0.5
Transportation	2.3	3.6	3.5	2.1	1.4	0.6
Subtotal	95.0	96.0	97.8	99.4	63.4	7.6
Foreign Government Obligations	—	—	—	—	19.5	88.5
US Treasury Securities	—	—	—	—	7.8	—
Short-Term Investments	3.9	2.8	2.3	0.4	5.6	5.9
Total Investments	98.9%	98.8%	100.1%	99.8%	96.3%	102.0%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Explorer Total Return Portfolio
Industry*
Banking	5.5%
Chemicals	0.7
Computer Software	0.7
Construction Materials	0.8
Construction & Engineering	0.3
Diversified	0.3
Electric	1.4
Energy Exploration & Production	2.3
Energy Integrated	1.2
Energy Services	0.8
Financial Services	1.3
Forest & Paper Products	0.5
Gas Utilities	1.1
Media	0.2
Printing & Publishing	0.3
Real Estate	0.3
Retail	0.6
Telecommunications	1.6
Transportation	0.7
Subtotal	20.6
Foreign Government Obligations	55.1
US Treasury Securities	3.3
Short-Term Investment	20.2
Total Investments	99.2%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Global Fixed Income Portfolio
Industry*
Aerospace & Defense	1.7%
Automotive	5.6
Banking	3.5
Cable Television	1.1
Electric	3.2
Energy Exploration & Production	2.2
Energy Integrated	1.8
Energy Services	0.8
Financial Services	3.0
Food & Beverages	2.1
Health Services	1.0
Leisure & Entertainment	0.7
Machinery	0.5
Metals & Mining	2.5
Support Services	0.5
Technology Hardware	1.1
Telecommunications	2.7
Transportation	1.3
Subtotal	35.3
Foreign Government Obligations	52.9
Supranationals	4.5
US Municipal Bonds	4.2
Short-Term Investment	2.4
Total Investments	99.3%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Listed Infrastructure Portfolio	Lazard Global Realty Equity Portfolio
Industry*
Cable Television	8.9%	—%
Commercial Services	—	1.5
Construction & Engineering	7.7	—
Electric	23.0	—
Gas Utilities	11.8	—
Leisure & Entertainment	—	2.7
Real Estate	—	96.8
Transportation	38.0	—
Water	4.3	—
Subtotal	93.7	101.0
Short-Term Investments	9.3	1.5
Total Investments	103.0%	102.5%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

	Lazard Enhanced Opportunities	Lazard Master Alternatives Portfolio
	Portfolio	Long	Short
Industry*
Agriculture	1.2%	1.3%	—%
Alcohol & Tobacco	1.5	1.3	—
Automotive	—	0.3	(0.6)
Banking	0.9	4.6	(1.1)
Chemicals	0.7	2.0	(0.6)
Commercial Services	1.8	3.7	(2.1)
Computer Software	1.8	0.5	(0.5)
Construction & Engineering	—	0.3	(0.3)
Consumer Products	1.8	1.2	(0.2)
Diversified	—	0.6	—
Electric	—	0.5	(0.3)
Energy Exploration & Production	1.2	0.3	—
Energy Integrated	0.8	0.7	—
Financial Services	5.6	7.0	(3.1)
Food & Beverages	1.4	3.1	(0.5)
Forest & Paper Products	0.2	0.9	(0.3)
Gas Utilities	—	0.4	—
Health Services	0.8	2.5	(0.3)
Household & Personal Products	—	0.4	(0.1)
Housing	0.6	1.2	(0.3)
Insurance	0.1	3.4	(1.4)
Leisure & Entertainment	—	2.7	(0.7)
Manufacturing	3.0	3.7	(2.5)
Medical Products	1.2	2.4	(0.8)
Metals & Mining	0.2	0.4	—
Pharmaceutical & Biotechnology	1.0	5.8	(3.1)
Real Estate	6.8	2.9	—
Retail	1.3	6.0	(3.2)
Semiconductors & Components	0.7	1.0	(1.4)
Technology	1.6	2.8	(0.9)
Technology Hardware	2.0	3.0	(0.4)
Telecommunications	0.6	0.5	—
Transportation	2.3	2.8	(0.3)
Water	—	0.5	—
Subtotal	41.1	70.7	(25.0)
Exchange-Traded Funds	3.3	0.8	(4.2)
Purchased Options	0.1	—	—
Short-Term Investments	28.0	46.2	—
Total Investments	72.5%	117.7%	(29.2)%

* Industry classifications may be different than those used for compliance monitoring purposes.

Valuation of Investments:

Net asset value (“NAV”) per share for each class of each Portfolio is determined on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Exchange-traded options are valued at the last reported sales price on the exchange on which the contract is principally traded. Swap agreements, such as credit default and interest rate swap agreements and swap agreements with respect to equity securities, are valued by an independent pricing service. Investments in money market funds are valued at the fund’s NAV. Repurchases agreements are valued at the principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities.

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically and acts pursuant to delegated authority from the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation technique may result in transfer into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2015:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2015
US Equity Concentrated Portfolio
Common Stocks	$409,777,380	$—	$—	$409,777,380
Short-Term Investment	62,026,840	—	—	62,026,840
Total	$471,804,220	$—	$—	$471,804,220

US Strategic Equity Portfolio
Common Stocks	$132,935,193	$—	$—	$132,935,193
Short-Term Investment	5,120,668	—	—	5,120,668
Total	$138,055,861	$—	$—	$138,055,861

US Small Cap Equity Growth Portfolio
Common Stocks	$9,088,573	$—	$—	$9,088,573
Short-Term Investment	1,462,036	—	—	1,462,036
Total	$10,550,609	$—	$—	$10,550,609

US Mid Cap Equity Portfolio
Common Stocks	$35,939,053	$—	$—	$35,939,053
Short-Term Investment	3,017,350	—	—	3,017,350
Total	$38,956,403	$—	$—	$38,956,403

US Small-Mid Cap Equity Portfolio
Common Stocks	$187,797,142	$—	$—	$187,797,142
Repurchase Agreement	—	9,308,000	—	9,308,000
Total	$187,797,142	$9,308,000	$—	$197,105,142

International Equity Portfolio
Common Stocks
Spain	$4,092,148	$7,449,046	$—	$11,541,194
Switzerland	3,824,177	31,156,791	—	34,980,968
Other	40,371,175	364,413,502	—	404,784,677
Repurchase Agreement	—	20,012,000	—	20,012,000
Total	$48,287,500	$423,031,339	$—	$471,318,839

International Equity Concentrated Portfolio
Common Stocks	$2,425,047	$8,157,946	$—	$10,582,993
Short-Term Investment	586,932	—	—	586,932
Total	$3,011,979	$8,157,946	$—	$11,169,925

International Equity Select Portfolio
Common Stocks
Russia	$106,666	$132,050	$—	$238,716
Spain	179,174	231,321	—	410,495
Other	1,997,389	15,900,064	—	17,897,453
Short-Term Investment	625,580	—	—	625,580
Total	$2,908,809	$16,263,435	$—	$19,172,244

International Strategic Equity Portfolio
Common Stocks
Spain	$53,434,415	$59,355,552	$—	$112,789,967
Other	345,507,784	5,362,307,803	—	5,707,815,587
Short-Term Investment	172,212,569	—	—	172,212,569
Right*	—	—	—	—
Total	$571,154,768	$5,421,663,355	$—	$5,992,818,123

International Small Cap Equity Portfolio
Common Stocks
Canada	$4,449,858	$764,366	$—	$5,214,224
Netherlands	1,052,661	1,762,702	—	2,815,363
United Kingdom	2,097,966	11,818,447	—	13,916,413
Other	742,640	51,758,414	—	52,501,054
Preferred Stock	472,932	—	—	472,932
Short-Term Investment	4,080,559	—	—	4,080,559
Total	$12,896,616	$66,103,929	$—	$79,000,545

Global Equity Select Portfolio
Common Stocks
United Kingdom	$134,814	$850,939	$—	$985,753
Other	8,389,023	3,511,194	—	11,900,217
Short-Term Investment	896,019	—	—	896,019
Total	$9,419,856	$4,362,133	$—	$13,781,989

Global Strategic Equity Portfolio
Common Stocks
Netherlands	$100,767	$155,085	$—	$255,852
Switzerland	131,265	309,489	—	440,754
United Kingdom	105,745	1,214,298	—	1,320,043
Other	4,582,873	2,803,442	—	7,386,315
Short-Term Investment	116,159	—	—	116,159
Total	$5,036,809	$4,482,314	$—	$9,519,123

Emerging Markets Equity Portfolio
Common Stocks
China	$617,987,291	$886,266,989	$—	$1,504,254,280
Hong Kong	373,129,394	117,467,285	—	490,596,679
Indonesia	260,963,739	619,616,863	—	880,580,602
Russia	160,586,394	906,404,213	—	1,066,990,607
Other	2,313,887,067	6,656,710,117	—	8,970,597,184
Short-Term Investment	533,313,040	—	—	533,313,040
Total	$4,259,866,925	$9,186,465,467	$—	$13,446,332,392

Emerging Markets Core Equity Portfolio
Common Stocks
China	$3,271,403	$7,402,094	$—	$10,673,497
Hong Kong	1,411,151	663,102	—	2,074,253
South Korea	593,178	4,182,775	—	4,775,953
Taiwan	2,365,683	6,390,181	—	8,755,864
Other	8,004,671	9,021,378	—	17,026,049
Preferred Stock	864,361	—	—	864,361
Right*	—	—	—	—
Short-Term Investment	1,300,091	—	—	1,300,091
Total	$17,810,538	$27,659,530	$—	$45,470,068

Developing Markets Equity Portfolio
Common Stocks
China	$17,095,708	$69,269,856	$—	$86,365,564
Hong Kong	3,182,518	24,087,353	—	27,269,871
India	18,041,771	36,303,068	—	54,344,839
Russia	6,440,993	29,677,939	—	36,118,932
Other	66,834,410	117,954,138	—	184,788,548
Preferred Stocks	8,030,861	—	—	8,030,861
Short-Term Investment	9,208,509	—	—	9,208,509
Total	$128,834,770	$277,292,354	$—	$406,127,124

Emerging Markets Equity Blend Portfolio
Common Stocks
China	$31,621,714	$67,607,280	$—	$99,228,994
Hong Kong	7,744,163	16,431,125	—	24,175,288
India	11,937,169	40,436,307	—	52,373,476
Indonesia	6,872,789	22,687,279	—	29,560,068
Russia	15,461,619	23,945,560	—	39,407,179
Turkey	11,442,067	22,928,076	—	34,370,143
Other	81,238,814	154,020,052	—	235,258,866
Preferred Stocks	4,808,576	—	—	4,808,576
Short-Term Investment	2,272,442	—	—	2,272,442
Total	$173,399,353	$348,055,679	$—	$521,455,032

Emerging Markets Multi Asset Portfolio
Assets:
Common Stocks
China	$6,913,765	$13,431,149	$—	$20,344,914
Egypt	17,192	1,142,153	—	1,159,345
Hong Kong	1,770,637	3,040,863	—	4,811,500
India	2,221,848	8,525,918	—	10,747,766
Indonesia	1,525,946	4,716,676	—	6,242,622
Russia	3,413,246	4,683,515	—	8,096,761
Taiwan	2,880,644	9,350,964	—	12,231,608
Turkey	2,536,232	4,494,941	—	7,031,173
Other	17,123,211	18,722,434	—	35,845,645
Preferred Stocks	1,040,581	—	—	1,040,581
Corporate Bonds	—	9,942,013	—	9,942,013
Foreign Government Obligations	—	36,502,835	—	36,502,835
Quasi Government Bonds	—	1,228,737	—	1,228,737
US Treasury Securities	—	14,672,991	—	14,672,991
Warrant**	—	—	—	—
Short-Term Investment	10,434,023	—	—	10,434,023
Other Financial Instruments***
Credit Default Swap Agreements	—	9,384	—	9,384
Forward Currency Contracts	—	610,826	—	610,826
Total	$49,877,325	$131,075,399	$—	$180,952,724
Liabilities:
Other Financial Instruments***
Credit Default Swap Agreements	$—	$(2,938)	$—	$(2,938)
Forward Currency Contracts	—	(396,198)	—	(396,198)
Total	$—	$(399,136)	$—	$(399,136)

Emerging Markets Debt Portfolio
Corporate Bonds	$—	$22,400,239	$—	$22,400,239
Foreign Government Obligations	—	370,438,953	—	370,438,953
Quasi Government Bonds	—	9,170,719	—	9,170,719
Short-Term Investment	24,913,200	—	—	24,913,200
Total	$24,913,200	$402,009,911	$—	$426,923,111

Emerging Markets Income Portfolio
Assets:
Foreign Government Obligations	$—	$2,109,533	$—	$2,109,533
Supranationals	—	44,623	—	44,623
US Treasury Securities	—	5,973,064	—	5,973,064
Short-Term Investment	939,719	—	—	939,719
Other Financial Instruments***
Forward Currency Contracts	—	123,509	—	123,509
Total	$939,719	$8,250,729	$—	$9,190,448
Liabilities:
Other Financial Instruments***
Forward Currency Contracts	$—	$(59,124)	$—	$(59,124)

Explorer Total Return Portfolio
Assets:
Corporate Bonds	$—	$47,290,043	$—	$47,290,043
Foreign Government Obligations	—	141,645,665	—	141,645,665
Quasi Government Bonds	—	5,685,525	—	5,685,525
US Treasury Security	—	8,476,656	—	8,476,656
Warrant**	—	—	—	—
Short-Term Investment	51,801,563	—	—	51,801,563
Other Financial Instruments***
Credit Default Swap Agreements	—	22,969	—	22,969
Forward Currency Contracts	—	1,097,434	—	1,097,434
Total	$51,801,563	$204,218,292	$—	$256,019,855
Liabilities:
Other Financial Instruments***
Credit Default Swap Agreements	$—	$(25,509)	$—	$(25,509)
Forward Currency Contracts	—	(462,723)	—	(462,723)
Total	$—	$(488,232)	$—	$(488,232)

US Corporate Income Portfolio
Corporate Bonds	$—	$200,839,450	$—	$200,839,450
Short-Term Investment	9,419,946	—	—	9,419,946
Total	$9,419,946	$200,839,450	$—	$210,259,396

US Short Duration Fixed Income Portfolio
Asset-Backed Securities	$—	$4,287,117	$—	$4,287,117
Corporate Bonds	—	38,270,966	—	38,270,966
Municipal Bonds	—	7,575,770	—	7,575,770
US Government Securities	—	48,413,811	—	48,413,811
US Treasury Securities	—	10,626,247	—	10,626,247
Short-Term Investment	3,145,595	—	—	3,145,595
Total	$3,145,595	$109,173,911	$—	$112,319,506

Global Fixed Income Portfolio
Assets:
Corporate Bonds	$—	$1,788,581	$—	$1,788,581
Foreign Government Obligations	—	2,834,950	—	2,834,950
Quasi Government Bonds	—	101,870	—	101,870
Supranationals	—	239,018	—	239,018
US Municipal Bonds	—	227,214	—	227,214
Short-Term Investment	129,516	—	—	129,516
Other Financial Instruments***
Forward Currency Contracts	—	134,540	—	134,540
Total	$129,516	$5,326,173	$—	$5,455,689
Liabilities:
Other Financial Instruments***
Forward Currency Contracts	$—	$(97,604)	$—	$(97,604)

Global Listed Infrastructure Portfolio
Assets:
Common Stocks
Spain	$15,866,263	$77,301,637	$—	$93,167,900
Other	376,362,154	1,374,114,008	—	1,750,476,162
Short-Term Investment	183,603,849	—	—	183,603,849
Other Financial Instruments***
Forward Currency Contracts	—	2,320,868	—	2,320,868
Total	$575,832,266	$1,453,736,513	$—	$2,029,568,779
Liabilities:
Other Financial Instruments***
Forward Currency Contracts	$—	$(14,289,688)	$—	$(14,289,688)

US Realty Income Portfolio
Common Stocks	$14,553,412	$—	$—	$14,553,412
Preferred Stocks	33,359,295	—	—	33,359,295
Real Estate Investment Trusts	104,230,906	—	—	104,230,906
Total	$152,143,613	$—	$—	$152,143,613

US Realty Equity Portfolio
Common Stocks	$12,005,458	$—	$—	$12,005,458
Real Estate Investment Trusts	105,878,335	—	—	105,878,335
Short-Term Investment	671,838	—	—	671,838
Purchased Option	477,475	—	—	477,475
Total	$119,033,106	$—	$—	$119,033,106

Global Realty Equity Portfolio
Common Stocks	$672,460	$1,752,477	$—	$2,424,937
Real Estate Investment Trusts	2,473,539	999,497	—	3,473,036
Short-Term Investment	89,901	—	—	89,901
Total	$3,235,900	$2,751,974	$—	$5,987,874

Capital Allocator Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Notes	$5,939,736	$—	$—	$5,939,736
Exchange-Traded Funds	129,483,922	—	—	129,483,922
Closed-End Management Investment Company	2,765,958	—	—	2,765,958
Short-Term Investment	36,658,534	—	—	36,658,534
Other Financial Instruments***
Forward Currency Contracts	—	279,991	—	279,991
Total Return Swap Agreement	—	20,194	—	20,194
Total	$174,848,150	$300,185	$—	$175,148,335
Liabilities:
Other Financial Instruments***
Forward Currency Contracts	$—	$(232,389)	$—	$(232,389)
Total Return Swap Agreement	—	(57,575)	—	(57,575)
Total	$—	$(289,964)	$—	$(289,964)

Fundamental Long/Short Portfolio
Common Stocks	$77,068,828	$—	$—	$77,068,828
Short-Term Investment	51,561,509	—	—	51,561,509
Securities Sold Short	(44,243,611)	—	—	(44,243,611)
Total	$84,386,726	$—	$—	$84,386,726

Enhanced Opportunities Portfolio
Assets:
Common Stocks	$370,461	$59,883	$—	$430,344
Corporate Bonds	—	1,265,455	—	1,265,455
Exchange-Traded Funds	164,961	—	—	164,961
Preferred Stocks	378,024	—	—	378,024
Short-Term Investment	1,409,821	—	—	1,409,821
Purchased Options	8,170	—	—	8,170
Other Financial Instruments***
Total Return Swap Agreements	—	96,124	—	96,124
Total	$2,331,437	$1,421,462	$—	$3,752,899
Liabilities:
Other Financial Instruments***
Total Return Swap Agreements	$—	$(99,979)	$—	$(99,979)
Written Options	—	(7,702)	—	(7,702)
Total	$—	$(107,681)	$—	$(107,681)

Master Alternatives Portfolio
Assets:
Common Stocks
France	$51,885	$249,417	$—	$301,302
Ireland	12,458	168,632	—	181,090
Israel	188,333	40,205	—	228,538
Switzerland	48,607	94,358	—	142,965
United Kingdom	37,798	595,422	—	633,220
Other	6,468,299	2,678,004	—	9,146,303
Corporate Bonds	—	1,243,259	—	1,243,259
Exchange-Traded Funds	138,835	—	—	138,835
Preferred Stocks	387,114	—	—	387,114
Short-Term Investment	8,011,521	—	—	8,011,521
Purchased Options	8,328	—	—	8,328
Securities Sold Short	(5,069,713)	—	—	(5,069,713)
Other Financial Instruments***
Forward Currency Contracts	—	152,077	—	152,077
Total Return Swap Agreements	—	93,025	—	93,025
Total	$10,283,465	$5,314,399	$—	$15,597,864
Liabilities:
Other Financial Instruments***
Forward Currency Contracts	$—	$(78,998)	$—	$(78,998)
Total Return Swap Agreements	—	(117,460)	—	(117,460)
Written Options	—	(7,573)	—	(7,573)
Total	$—	$(204,031)	$—	$(204,031)
*	The right was reported in the Portfolios of Investments at zero market value.
**	The warrant was reported in the Portfolios of Investments at zero market value.
***	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (c)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (c)) in the International Equity, International Equity Concentrated, International Equity Select, International Strategic Equity, International Small Cap Equity, Global Equity Select, Global Strategic Equity, Emerging Markets Equity, Emerging Markets Core Equity, Developing Markets Equity, Emerging Markets Equity Blend, Emerging Markets Multi Asset, Global Listed Intrastructure, Global Realty Equity, Enhanced Opportunities and Master Alternatives Portfolios can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. A Portfolio recognizes all transfers between levels as though they were transferred at the beginning of the reporting period.

At March 31, 2015, securities valued at the following amounts were transferred from Level 2 to Level 1:

Portfolio	Amount
International Equity	$2,869,952
International Equity Concentrated	645,001
International Equity Select	833,522
International Strategic Equity	107,591,193
International Small Cap Equity	666,483
Global Strategic Equity	114,374
Emerging Markets Equity	1,563,409,888
Emerging Markets Core Equity	746,446
Developing Markets Equity	23,800,767
Emerging Markets Equity Blend	43,235,611
Emerging Markets Multi Asset	7,775,447
Global Realty Equity	158,457
Master Alternatives	(193,537)

At March 31, 2015, securities valued at the following amounts were transferred from Level 1 to Level 2:

Portfolio	Amount
Emerging Markets Core Equity	$706,802
Developing Markets Equity	14,973,774

There were no other transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2015.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 28, 2015

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: May 28, 2015